UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21333

Nuveen Credit Strategies Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 257-8787

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen
January 31, 2026
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Floating Rate Income Fund
JFR
Nuveen Credit Strategies Income Fund
JQC
Nuveen Preferred & Income Opportunities Fund
JPC
Nuveen Variable Rate Preferred & Income Fund
NPFD

Table
of Contents
Important Notices 3
Common Share Information 4
About the Funds’ Benchmarks 6
Fund Performance, Leverage and Holdings Summaries 7
Portfolios of Investments 16
Statement of Assets and Liabilities 54
Statement of Operations 55
Statement of Changes in Net Assets 56
Statement of Cash Flows 58
Financial Highlights 60
Notes to Financial Statements 65
Additional Fund Information 83
Glossary of Terms Used in this Report 84

Important Notices

Portfolio manager commentaries: The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’
Comments section of the Fund’s annual shareholder report.
Fund changes: For changes that occurred to your Fund both during and after this reporting period, please refer to the
Notes to Financial Statements section of this report.
Fund principal investment policies and principal risks: Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance : For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.nuveen.com . For average annual total returns as of the end of this reporting period, please refer to the
Fund Performance, Leverage and Holding Summaries section within this report.
JPC – Fund reorganization: Effective prior to market open on September 22, 2025, Nuveen Preferred Securities
& Income Opportunities Fund (JPI) was reorganized into JPC. Refer to the Notes to Financial Statements within this report for further details on the reorganization.
JPC and NPFD – Recent market factors: JPC and NPFD have substantial allocations to preferred and contingent capital securities issued by U.S. and non-U.S. banks and other financial institutions. Given the increases in prevailing interest rates and other market factors, these securities continue to be subject to heightened volatility and may, ultimately, detract from Fund performance.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding each Fund’s distributions is current as of January 31, 2026 .
Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on each Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its
NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial
Statements herein.
Actual amounts and sources for tax reporting purposes will be determined as of each Fund’s fiscal year-end and reported to shareholders on Form 1099-DIV.
Because distribution source estimates are updated throughout the current fiscal year based on a fund’s performance, these estimates may differ from both the tax information reported to you in the Fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment.
The figures in the table below provide an estimate of the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. A return of capital may occur, for example, when some or all of the money that you invested in a
Fund is paid back to you. A return of capital distribution does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.” The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information shown below is for the current distribution, and also represents an updated estimate for all prior months in the fiscal year. These estimates should not be used for tax reporting purposes. The final determination for all distributions paid in 2026 will be made in early 2027 and reported to you on Form 1099-DIV. More details about each Fund’s distributions and the basis for these estimates are available on www.nuveen.com/en-us/closed-end-funds.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, JPC was authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, JPC, subject to market conditions, may raise
Data as of January 31, 2026
Current Month Estimated
Percentage of the Distribution
Estimated Fiscal YTD
Per Share Amounts
Fund
Latest
Declared
Distribution
Net
Investment
Income
Realized
Gains
Return of
Capital Total Distributions
Net
Investment
Income
Realized
Gains
Return of
Capital
JFR $0.0850 72.90% 0.00% 27.10% $0.5100 $0.3719 $0.0000 $0.1381
JQC $0.0540 74.50% 0.00% 25.50% $0.3240 $0.2415 $0.0000 $0.0825
JPC $0.0625 70.40% 0.00% 29.60% $0.3910 $0.2754 $0.0000 $0.1156
NPFD $0.1565 63.00% 0.00% 37.00% $0.9830 $0.6189 $0.0000 $0.3641

additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings, are as shown in the accompanying table.
During the current reporting period, JPC sold common shares through its Shelf Offering at a weighted average premium to its NAV per common share in the accompanying table.
Refer to Notes to Financial Statements for further details of Shelf Offerings and the Fund’s transactions.
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current fiscal period, the Funds did not repurchase any of their outstanding common shares.  As of January 31, 2026,
(and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
JPC
Maximum aggregate offering Unlimited
JPC
Common shares sold through shelf offering 7,903,716
Weighted average premium to NAV per common share sold 0.83%
JFR JQC JPC NPFD
Common shares cumulatively repurchased and retired 147,593 5,473,400 2,826,100 0
Common shares authorized for repurchase 16,095,000 13,560,000 32,175,000 2,415,000

About the Funds’ Benchmarks
ICE BofA U.S. All Capital Securities Index:
An index designed to measure the performance of investment grade and below investment grade fixed rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. High Yield Index:
An index designed to measure the performance of USD-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE USD Contingent Capital Index:
An index designed to measure the performance of USD denominated contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and below investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE Variable Rate Preferred & Hybrid Securities Index:
An index designed to measure the performance of floating-
and variable-rate investment grade and below investment grade USD-denominated preferred stock and hybrid debt publicly issued by corporations in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P UBS Leveraged Loan Index:
An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data for each Fund shown below represents past performance and does not predict or guarantee future results.
Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the
Funds’ use of leverage through bank borrowings, Taxable Fund Preferred Shares (TFP) and/or reverse repurchase agreements. The
Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio securities that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-
term periods.
Leverage Ratios
Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a
Fund’s portfolio that increase the Fund’s investment exposure. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Floating Rate Income Fund
Fund Performance, Leverage and Holdings Summaries January 31, 2026
JFR
Performance*
*For purposes of Fund performance, relative results are measured against the S&P UBS Leveraged Loan Index.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JFR at Common Share NAV 3/25/04 2.42% 4.01% 6.14% 6.07%
JFR at Common Share Price 3/25/04 (1.61)% 3.55% 7.36% 6.72%
S&P UBS Leveraged Loan Index — 1.79% 4.90% 6.05% 5.83%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$8.52 $7.87 (7.63)% (7.52)%

Leverage and Holdings
Leverage
Effective Leverage 36.91%
Regulatory Leverage 36.91%
Fund Allocation
(% of net assets)
Variable Rate Senior Loan
Interests 141.6%
Corporate Bonds 14.4%
Common Stocks 1.2%
Asset-Backed Securities 0.2%
Preferred Stock 0.1%
Exchange-Traded Funds 0.1%
Warrants 0.0%
Investment Companies 9.4%
Other Assets & Liabilities, Net (8.6)%
Borrowings (37.7)%
TFP Shares, Net (20.7)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Software & Services 15.1%
Consumer Services 9.1%
Capital Goods 8.5%
Telecommunication Services 7.4%
Health Care Equipment &
Services 7.3%
Insurance 6.3%
Commercial & Professional
Services 6.3%
Media & Entertainment 6.3%
Pharmaceuticals, Biotechnology
& Life Sciences 4.6%
Materials 3.9%
Energy 3.3%
Consumer Discretionary
Distribution & Retail 3.1%
Consumer Durables & Apparel 2.1%
Utilities 2.1%
Other 8.9%
Asset-Backed Securities 0.1%
Exchange-Traded Funds 0.0%
Investment Companies 5.6%
Total Investments 100%
Portfolio Credit Quality
(% of total investments)
BBB 9.0%
BB or Lower 79.4%
N/R (not rated) 5.2%
N/A (not applicable) 6.4%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Credit Strategies Income Fund
Fund Performance, Leverage and Holdings Summaries January 31, 2026
JQC
Performance*
*For purposes of Fund performance, relative results are measured against the JQC Blended Benchmark. As of August 7, 2023, the Fund’s Blended
Benchmark consists of: 1) 75% S&P UBS Leveraged Loan Index and 2) 25% ICE BofA U.S. High Yield Index. Prior to August 7, 2023, relative results were measured against the S&P UBS Leveraged Loan Index.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JQC at Common Share NAV 6/25/03 2.95% 5.06% 5.05% 5.25%
JQC at Common Share Price 6/25/03 (0.74)% 4.23% 6.83% 7.24%
S&P UBS Leveraged Loan Index — 1.79% 4.90% 6.05% 5.83%
JQC Blended Benchmark — 2.30% 5.56% 6.27% 5.94%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$5.50 $5.16 (6.18)% (7.07)%

Leverage and Holdings
Leverage
Effective Leverage 37.79%
Regulatory Leverage 30.20%
Fund Allocation
(% of net assets)
Variable Rate Senior Loan
Interests 122.4%
Corporate Bonds 27.3%
Asset-Backed Securities 6.2%
Common Stocks 0.8%
Exchange-Traded Funds 0.1%
Warrants 0.0%
Investment Companies 10.2%
Other Assets & Liabilities, Net (6.3)%
Reverse Repurchase
Agreements, including accrued
interest (17.5)%
Borrowings (26.0)%
TFP Shares, Net (17.2)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Software & Services 13.2%
Capital Goods 8.9%
Consumer Services 8.4%
Health Care Equipment &
Services 7.7%
Telecommunication Services 7.0%
Insurance 6.7%
Commercial & Professional
Services 5.7%
Media & Entertainment 5.4%
Pharmaceuticals, Biotechnology
& Life Sciences 4.5%
Materials 4.1%
Consumer Discretionary
Distribution & Retail 3.1%
Utilities 3.0%
Energy 2.4%
Other 10.0%
Asset-Backed Securities 3.7%
Exchange-Traded Funds 0.1%
Investment Companies 6.1%
Total Investments 100%
Portfolio Credit Quality
(% of total investments)
BBB 10.6%
BB or Lower 78.5%
N/R (not rated) 4.3%
N/A (not applicable) 6.6%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Preferred & Income Opportunities Fund
Fund Performance, Leverage and Holdings Summaries January 31, 2026
JPC
Performance*
*For purposes of Fund performance, relative results are measured against the JPC Blended Benchmark. The Fund's Blended Benchmark consists of:
1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE USD Contingent Capital Index.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JPC at Common Share NAV 3/26/03 6.23% 11.83% 4.69% 5.78%
JPC at Common Share Price 3/26/03 6.09% 13.09% 6.25% 6.92%
ICE BofA U.S. All Capital Securities Index — 4.12% 7.23% 2.78% 4.79%
JPC Blended Benchmark — 4.47% 8.53% 2.80% 4.84%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$8.11 $8.16 0.62% 0.31%

Leverage and Holdings
Leverage
Effective Leverage 37.06%
Regulatory Leverage 29.51%
Fund Allocation
(% of net assets)
Corporate Bonds 141.1%
Preferred Stock 12.8%
U.S. Government and Agency
Obligations 2.5%
Convertible Preferred Securities 0.7%
Common Stocks 0.0%
Repurchase Agreements 0.6%
Other Assets & Liabilities, Net 1.3%
Reverse Repurchase
Agreements, including accrued
interest (17.1)%
Borrowings (27.9)%
TFP Shares, Net (14.0)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Banks 54.3%
Financial Services 15.7%
Insurance 10.7%
Energy 5.1%
Utilities 5.0%
Food, Beverage & Tobacco 2.4%
Other 6.4%
Repurchase Agreements 0.4%
Total 100%
Portfolio Credit Quality
(% of total investments)
AA 1.6%
A 0.5%
BBB 76.3%
BB or Lower 19.3%
N/R (not rated) 1.9%
N/A (not applicable) 0.4%
Total 100%
Country Allocation
2
(% of total investments)
United States 53.4%
United Kingdom 12.1%
Canada 9.5%
France 8.9%
Spain 4.3%
Switzerland 4.1%
Netherlands 2.3%
Mexico 1.2%
Ireland 1.0%
Germany 0.8%
Australia 0.8%
Other 1.6%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2
Includes 1.9% (as a percentage of total investments) in emerging market countries.

Nuveen Variable Rate Preferred & Income Fund
Fund Performance, Leverage and Holdings Summaries January 31, 2026
NPFD
Performance*
*For purposes of Fund performance, relative results are measured against the NPFD Blended Benchmark. The Fund’s Blended Benchmark consists of
1) 80% ICE Variable Rate Preferred & Hybrid Securities Index and 2) 20% ICE USD Contingent Capital Index.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year
Since
Inception
NPFD at Common Share NAV 12/15/21 6.00% 11.30% 2.71%
NPFD at Common Share Price 12/15/21 4.95% 12.24% 2.34%
ICE Variable Rate Preferred & Hybrid Securities Index — 4.11% 7.73% 5.26%
NPFD Blended Benchmark — 4.28% 8.28% 4.77%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$20.26 $19.42 (4.15)% (3.61)%

Leverage and Holdings
Leverage
Effective Leverage 35.87%
Regulatory Leverage 33.47%
Fund Allocation
(% of net assets)
Corporate Bonds 138.5%
Preferred Stock 12.8%
U.S. Government and Agency
Obligations 2.9%
Repurchase Agreements 0.7%
Other Assets & Liabilities, Net 1.0%
Reverse Repurchase
Agreements, including accrued
interest (5.7)%
Borrowings (32.9)%
TFP Shares, Net (17.3)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Banks 46.8%
Financial Services 13.5%
Insurance 12.1%
Utilities 9.3%
Energy 7.9%
Telecommunication Services 2.7%
Other 7.2%
Repurchase Agreements 0.5%
Total 100%
Portfolio Credit Quality
(% of total investments)
AA 1.9%
A 0.5%
BBB 71.3%
BB or Lower 23.1%
N/R (not rated) 2.7%
N/A (not applicable) 0.5%
Total 100%
Country Allocation
2
(% of total investments)
United States 63.5%
Canada 12.5%
United Kingdom 7.7%
France 5.0%
Switzerland 3.1%
Spain 2.5%
Netherlands 1.5%
Mexico 0.9%
Ireland 0.9%
Germany 0.8%
Finland 0.6%
Other 1.0%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2
Includes 1.6% (as a percentage of total investments) in emerging market countries.

Portfolio of Investments January 31, 2026
JFR
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 157.6% (94.4% of Total Investments)
ASSET-BACKED SECURITIES - 0.2% (0.1% of Total Investments) –
$ 750,000 (a),(b) Battalion CLO XI Ltd, Series 2017 11A, (LIBOR 3 M + 7.112%) 8 .034% 04/24/34 $ 596,382
2,500,000 (a),(b) Rockford Tower CLO 2017-3 Ltd, Series 2017 3A, (LIBOR 3 M +
6.012%)
6 .813 10/20/30 2,362,940
TOTAL ASSET-BACKED SECURITIES
(Cost $3,146,688) 2,959,322
SHARES DESCRIPTION VALUE
17131995 COMMON STOCKS - 1.2% (0.8% of Total Investments) 17131995
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
4,865 (c) TNT Crane & Rigging, Inc 1,825
8,626 (c) TNT Crane & Rigging, Inc 86
TOTAL CAPITAL GOODS 1,911
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0% (0.0% of Total
Investments)
749 (c),(d) Belk, Inc 5,992
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,992
CONSUMER SERVICES - 0.5% (0.3% of Total Investments)
57,279 (c) Cengage Learning Holdings II, Inc 1,088,301
397,307 (c) Crown Finance US, Inc 6,439,552
TOTAL CONSUMER SERVICES 7,527,853
ENERGY - 0.3% (0.2% of Total Investments)
42,689 Chord Energy Corp 4,279,145
TOTAL ENERGY 4,279,145
HEALTH CARE EQUIPMENT & SERVICES - 0.0% (0.0% of Total Investments)
195,344 (c) Onex Carestream Finance LP 97,672
TOTAL HEALTH CARE EQUIPMENT & SERVICES 97,672
MATERIALS - 0.0% (0.0% of Total Investments)
80 LyondellBasell Industries NV, Class A 3,920
TOTAL MATERIALS 3,920
MEDIA & ENTERTAINMENT - 0.1% (0.1% of Total Investments)
34,846 (c) Catalina Marketing Corp 1,045,380
2,513 (c) Crown Finance US, Inc 40,731
TOTAL MEDIA & ENTERTAINMENT 1,086,111
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% (0.0% of Total
Investments)
60,637 (c) Bright Bidco BV 21,223
44,390 (c) Bright Bidco BV 15,536
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 36,759
SOFTWARE & SERVICES - 0.0% (0.0% of Total Investments)
573 (c),(d) Bloom Parent, Inc 572,645
TOTAL SOFTWARE & SERVICES 572,645
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0% (0.0% of Total Investments)
8,348 (c) MLN US Holdco LLC 418
63,304 (c) Riverbed Technology LLC 633
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,051
TELECOMMUNICATION SERVICES - 0.3% (0.2% of Total Investments)
141,594 (c) Altice France Lux 3 2,664,938
91,620 (c) Uniti Group, Inc 762,278
TOTAL TELECOMMUNICATION SERVICES 3,427,216
TRANSPORTATION - 0.0% (0.0% of Total Investments)
2,293 (c) ACBL HLDG CORP 91,720
TOTAL TRANSPORTATION 91,720
TOTAL COMMON STOCKS
(Cost $42,511,633) 17,131,995

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
196808382 CORPORATE BONDS - 14.4% (8.6% of Total Investments) 196808382
AUTOMOBILES & COMPONENTS - 0.2% (0.1% of Total Investments)
$ 3,000,000 (b) Dornoch Debt Merger Sub Inc 6 .625% 10/15/29 $ 2,671,356
TOTAL AUTOMOBILES & COMPONENTS 2,671,356
CAPITAL GOODS - 0.8% (0.5% of Total Investments)
9,189,000 (b) Camelot Return Merger Sub Inc 8 .750 08/01/28 7,143,102
4,537,000 TransDigm Inc 4 .625 01/15/29 4,509,576
TOTAL CAPITAL GOODS 11,652,678
COMMERCIAL & PROFESSIONAL SERVICES - 0.4% (0.2% of Total Investments)
191,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 5 .750 04/15/26 191,361
4,750,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 3 .375 08/31/27 4,652,791
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,844,152
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (0.4% of Total
Investments)
1,500,000 (b) Carvana Co 9 .000 06/01/30 1,564,043
6,055,000 (b) Michaels Cos Inc/The 7 .875 05/01/29 5,899,438
900,000 (b) Wand NewCo 3 Inc 7 .625 01/30/32 946,303
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,409,784
CONSUMER SERVICES - 0.9% (0.5% of Total Investments)
10,261,000 (b) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 9,790,290
1,807,000 (b) 1011778 BC ULC / New Red Finance Inc 3 .500 02/15/29 1,741,449
1,000,000 (b) Premier Entertainment Sub LLC / Premier Entertainment
Finance Corp
5 .625 09/01/29 738,425
TOTAL CONSUMER SERVICES 12,270,164
ENERGY - 0.7% (0.4% of Total Investments)
1,260,000 (b) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 1,292,977
1,000,000 (b) eG Global Finance PLC 12 .000 11/30/28 1,082,381
1,799,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 11/01/28 1,813,770
6,000,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 5,991,146
TOTAL ENERGY 10,180,274
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5% (0.9% of Total
Investments)
9,750,000 American Tower Corp 2 .950 01/15/51 6,203,378
5,920,000 (b) Office Properties Income Trust 9 .000 03/31/29 6,055,568
3,500,000 (b) Office Properties Income Trust 9 .000 09/30/29 2,957,500
5,000,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6 .500 02/15/29 4,862,927
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 20,079,373
FOOD, BEVERAGE & TOBACCO - 0.2% (0.1% of Total Investments)
2,147,000 (b) Froneri Lux FinCo SARL 6 .000 08/01/32 2,174,098
TOTAL FOOD, BEVERAGE & TOBACCO 2,174,098
HEALTH CARE EQUIPMENT & SERVICES - 1.3% (0.8% of Total Investments)
3,025,000 (b) Medline Borrower LP 3 .875 04/01/29 2,957,604
9,284,873 (b) Team Health Holdings Inc, (cash 8.166%, PIK 4.500%) 9 .000 06/30/28 9,815,410
1,930,000 (b) Team Health Holdings Inc 8 .375 06/30/28 1,953,488
2,636,000 Tenet Healthcare Corp 6 .125 10/01/28 2,638,702
TOTAL HEALTH CARE EQUIPMENT & SERVICES 17,365,204
INSURANCE - 0.2% (0.1% of Total Investments)
935,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250 10/15/27 923,453
1,825,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 1,855,195
TOTAL INSURANCE 2,778,648
MATERIALS - 0.1% (0.0% of Total Investments)
1,000,000 Ball Corp 6 .000 06/15/29 1,029,616
TOTAL MATERIALS 1,029,616
MEDIA & ENTERTAINMENT - 1.6% (1.0% of Total Investments)
750,000 (b) Advantage Sales & Marketing Inc 6 .500 11/15/28 636,000
13,000,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3 .500 03/01/42 9,026,873
974,647 (b) iHeartCommunications Inc 9 .125 05/01/29 921,041
5,882,000 (b) McGraw-Hill Education Inc 5 .750 08/01/28 5,908,069
1,000,000 (b) Scripps Escrow II Inc 3 .875 01/15/29 922,905

Portfolio of Investments January 31, 2026
(continued)
JFR

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 4,000,000 (b) Sinclair Television Group Inc 8 .125% 02/15/33 $ 4,137,680
1,199,000 (b) VZ Secured Financing BV 5 .000 01/15/32 1,082,647
TOTAL MEDIA & ENTERTAINMENT 22,635,215
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3% (0.2% of Total
Investments)
1,185,000 (b) 1261229 BC Ltd 10 .000 04/15/32 1,216,115
3,600,000 (b) Bausch Health Cos Inc 5 .250 02/15/31 2,358,000
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,574,115
SOFTWARE & SERVICES - 0.4% (0.2% of Total Investments)
1,975,000 (b) Cloud Software Group Inc 8 .250 06/30/32 2,008,739
1,000,000 (b) Open Text Holdings Inc 4 .125 12/01/31 898,369
5,518,515 (b) Rackspace Finance LLC 3 .500 05/15/28 1,434,814
1,000,000 (b) Rocket Software Inc 9 .000 11/28/28 997,504
TOTAL SOFTWARE & SERVICES 5,339,426
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1% (0.1% of Total Investments)
1,250,000 (b) Viasat Inc 7 .500 05/30/31 1,213,878
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,213,878
TELECOMMUNICATION SERVICES - 3.9% (2.4% of Total Investments)
2,124,963 (b) Altice France SA 6 .875 07/15/32 2,075,118
2,108,000 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6 .750 11/30/30 2,145,392
8,622,000 EchoStar Corp 10 .750 11/30/29 9,451,609
2,000,000 (b) Frontier Communications Holdings LLC 5 .000 05/01/28 2,000,066
2,250,000 Frontier Communications Holdings LLC 5 .875 11/01/29 2,270,475
3,022,000 (b) Frontier Communications Holdings LLC 6 .000 01/15/30 3,048,498
2,400,000 (b) Level 3 Financing Inc 8 .500 01/15/36 2,456,961
365,000 (b) Telesat Canada / Telesat LLC 5 .625 12/06/26 287,438
7,820,000 (b) Vmed O2 UK Financing I PLC 4 .250 01/31/31 7,074,724
8,160,000 (b) Vmed O2 UK Financing I PLC 4 .750 07/15/31 7,456,261
12,897,377 (b) Zayo Group Holdings Inc 9 .250 03/09/30 12,593,708
3,467,000 (b) Zayo Group Holdings Inc 13 .750 09/09/30 3,183,191
TOTAL TELECOMMUNICATION SERVICES 54,043,441
TRANSPORTATION - 0.4% (0.2% of Total Investments)
3,025,000 Delta Air Lines Inc 3 .750 10/28/29 2,960,197
2,377,000 (b) United Airlines Inc 4 .625 04/15/29 2,374,784
TOTAL TRANSPORTATION 5,334,981
UTILITIES - 0.8% (0.5% of Total Investments)
3,060,000 Pacific Gas and Electric Co 4 .550 07/01/30 3,051,573
1 Pacific Gas and Electric Co 4 .500 07/01/40 1
6,028,000 PG&E Corp 5 .000 07/01/28 6,015,212
950,000 PG&E Corp 5 .250 07/01/30 944,243
1,185,000 (b) Talen Energy Supply LLC 6 .250 02/01/34 1,200,950
TOTAL UTILITIES 11,211,979
TOTAL CORPORATE BONDS
(Cost $190,052,499) 196,808,382
SHARES DESCRIPTION VALUE
1,006,000 EXCHANGE-TRADED FUNDS - 0.1% (0.0% of Total Investments) 1,006,000
40,000 Nuveen AA-BBB CLO ETF 1,006,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,002,600) 1,006,000
SHARES DESCRIPTION RATE VALUE
1189728 PREFERRED STOCK - 0.1% (0.1% of Total Investments) 1189728
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1% (0.1% of Total
Investments)
584 (d) Uniti Group Inc 11 .000 616,720
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 616,720

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
TRANSPORTATION - 0.0% (0.0% of Total Investments)
9,712 ACBL HLDG CORP 0 .000% $ 573,008
TOTAL TRANSPORTATION 573,008
TOTAL PREFERRED STOCK
(Cost $881,408) 1,189,728
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1941485340 VARIABLE RATE SENIOR LOAN INTERESTS - 141.6% (84.8% of Total Investments) 1941485340
AUTOMOBILES & COMPONENTS - 1.2% (0.7% of Total Investments)
$ 1,030,002 (a) Adient US LLC, Term Loan B2, (TSFR1M + 2.000%) 5 .672 01/29/31 1,030,403
3,278,583 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .172 05/06/30 3,281,157
5,212,440 (a),(e) Clarios Global LP, Term Loan B, (TBD) TBD TBD 5,227,087
6,351,793 (a) DexKo Global Inc., Term Loan B, (TSFR3M + 3.750%) 7 .678 10/04/28 6,328,768
TOTAL AUTOMOBILES & COMPONENTS 15,867,415
CAPITAL GOODS - 13.4% (8.0% of Total Investments)
8,476,196 (a),(f) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8 .184 05/17/28 7,298,937
1,100,000 (a),(e) Aggreko Holdings Inc, (TBD) TBD TBD 1,097,079
151,928 (a),(g) Air Comm Corporation, LLC, Delayed Draw Term Loan 1 .000 12/11/31 152,371
3,116,584 (a) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 2.750%) 6 .506 12/11/31 3,125,669
2,500,000 (a) Allison Transmission, Inc., Incremental Term Loan B, (TSFR3M +
1.750%)
5 .450 01/03/33 2,509,687
2,092,000 (a),(e) American Trailer World Corp, (TBD) TBD TBD 1,884,223
2,325,046 (a) Artera Services, LLC, Term Loan, (TSFR3M + 4.500%) 8 .172 02/10/31 1,883,810
3,298,997 (a) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6 .172 01/27/32 3,304,011
2,422,000 (a),(e) BCPE Empire Holdings Inc, (TBD) TBD TBD 2,413,680
393,000 (a),(e) Bleriot US Bidco Inc., Term Loan B, (TBD) TBD TBD 393,527
3,937,679 (a),(f) Brand Industrial Services Inc, Term Loan B, (TSFR3M + 4.500%) 8 .354 08/01/30 3,494,690
2,748,900 (a) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5 .674 07/09/32 2,753,491
14,622,962 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6 .422 09/08/32 14,630,419
1,889,515 (a) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .161 03/18/30 1,896,015
2,000,000 (a),(e) Columbus McKinnon Corp/NY, (TBD) TBD TBD 1,990,000
2,325,000 (a) CompoSecure Holdings LLC, Term Loan, (TSFR1M + 2.250%) 5 .928 01/14/33 2,323,559
2,078,574 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7 .536 05/17/28 1,068,522
3,927,098 (a) Core & Main LP, Term Loan B, (TSFR3M + 2.000%) 5 .690 07/27/28 3,940,608
965,026 (a) Cornerstone Building Brands, Inc., Term Loan, (TSFR1M +
5.625%)
9 .305 08/01/28 749,101
5,231,251 (a),(f) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7 .030 04/12/28 4,067,298
5,498,722 (a) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 8 .922 07/08/30 5,420,173
1,147,000 (a),(e) Dycom Industries Inc, (TBD) TBD TBD 1,150,590
3,178,972 (a) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 5 .422 06/04/31 3,186,538
1,413,000 (a),(e) Gibraltar Industries Inc, (TBD) TBD TBD 1,416,532
2,212,000 (a) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M +
2.750%)
6 .422 09/24/32 2,216,159
1,866,750 (a) INNIO Group Holding GmbH, First Lien Term Loan B, (TSFR1M
+ 2.250%)
5 .923 11/06/28 1,870,950
1,505,380 (a),(g) Kaman Corporation, Delayed Draw Term Loan, (N/A + TSFR3M
+ 1.750%)
3 .574 02/26/32 1,506,531
15,884,854 (a) Kaman Corporation, Term Loan B, (TSFR3M + TSFR6M +
2.500%)
6 .433 02/26/32 15,897,006
2,167,000 (a),(e) Lsf12 Helix Parent LLC, (TBD) TBD TBD 2,162,937
6,807,239 (a) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6 .128 06/21/28 6,818,335
3,554,642 (a) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M +
2.500%)
6 .174 09/26/31 3,567,971
1,471,055 (a) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M +
2.750%)
6 .422 03/28/31 1,472,990
2,181,598 (a) Oregon Tool, Inc., 2nd Lien Term Loan, (TSFR3M + 4.000%) 8 .140 10/15/29 1,428,947
1,124,000 (a) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9 .228 10/15/29 1,146,132
392,742 (a),(g) Pinnacle Buyer LLC, Delayed Draw Term Loan 1 .250 10/01/32 393,822
2,037,152 (a) Pinnacle Buyer LLC, Term Loan, (TSFR1M + 2.500%) 6 .161 10/01/32 2,042,755
7,230,643 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 5 .922 01/31/32 7,238,343
7,814,281 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 5 .922 04/14/31 7,828,385
1,973,222 (a),(e) QXO Inc, Term Loan B, (TBD) TBD TBD 1,979,389

Portfolio of Investments January 31, 2026
(continued)
JFR

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 3,682,275 (a) Resideo Funding Inc., Incremental Term Loan, (TSFR3M +
2.000%)
5 .723% 08/13/32 $ 3,684,595
3,750,000 (a),(e) RESILIENCE PARENT LLC, (TBD) TBD TBD 3,750,000
14,036,001 (a),(e) TK Elevator Midco GmbH, Term Loan B, (TBD) TBD TBD 14,087,794
3,054,338 (a) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6 .172 01/20/32 3,055,941
12,799,114 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6 .172 02/28/31 12,807,626
4,039,552 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5 .922 03/22/30 4,040,562
8,553,563 (a) TransDigm, Inc., Term Loan M, (TSFR1M + 2.500%) 6 .172 08/19/32 8,556,813
4,090,628 (a) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 7 .536 11/20/28 4,121,676
TOTAL CAPITAL GOODS 183,826,189
COMMERCIAL & PROFESSIONAL SERVICES - 10.2% (6.1% of Total Investments)
13,153,538 (a),(e) Allied Universal Holdco LLC, Term Loan B, (TBD) TBD TBD 13,194,050
5,358,788 (a),(f) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.000%)
5 .672 09/29/31 5,365,486
5,498,841 (a),(e) Anticimex International AB, Term Loan, (TBD) TBD TBD 5,518,472
598,448 (a),(g) Archkey Solutions LLC, Delayed Draw Term Loan B 4 .250 11/03/31 604,714
5,147,718 (a) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.250%) 7 .922 11/03/31 5,201,614
4,378,987 (a) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7 .286 06/02/28 4,378,089
4,739,849 (a) Creative Artists Agency, LLC , Repriced Term Loan B, (TSFR1M
+ 2.500%)
6 .172 10/01/31 4,740,844
2,125,096 (a),(e) CSC SERVICEWORKS EAST LL, (TBD) TBD TBD 2,162,285
17,952,000 (a),(e) Dayforce Bidco Inc., Term Loan, (TBD) TBD TBD 17,491,980
1,425,367 (a) Dayforce, Inc., Term Loan B, (TSFR3M + 2.000%) 5 .667 03/03/31 1,424,477
3,601,000 (a),(f) Ensemble RCM LLC, (TSFR1M + 3.000%) 6 .675 01/28/33 3,569,491
3,592,547 (a) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 6 .667 08/01/29 3,567,292
4,879,108 (a) Garda World Security Corporation, Term Loan B, (TSFR3M +
2.750%)
6 .421 02/01/29 4,879,108
3,891,750 (a) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .273 03/03/32 3,898,249
4,833,090 (a),(f) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 6 .455 07/25/30 4,844,883
2,209,000 (a) Openlane Inc, Term Loan B, (TSFR3M + 2.500%) 6 .365 10/08/32 2,213,142
6,977,594 (a) PG Investment Company 59 S.a r.l., Repriced Term Loan B,
(TSFR3M + 2.250%)
5 .922 03/26/31 6,986,944
6,489,598 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
5 .688 10/15/30 6,485,542
1,496,231 (a) Prime Security Services Borrower, LLC, Incremental Term Loan
B, (TSFR1M + 1.750%)
5 .438 03/08/32 1,490,934
841,490 (a),(f),(g) Pye-Barker Fire & Safety, LLC, Delayed Draw Term Loan 1 .250 12/16/32 842,891
5,631,510 (a),(f) Pye-Barker Fire & Safety, LLC, Term Loan, (TSFR3M + 2.500%) 6 .205 12/16/32 5,640,886
5,202,591 (a),(e) Reverb Buyer, Inc., Steerco Term Loan, (TBD) TBD TBD 3,745,866
835,000 (a) Reworld Holding Corp, First Lien Term Loan B, (TSFR1M +
2.250%)
5 .923 01/15/31 835,392
306,828 (a),(f) Reworld Holding Corp, First Lien Term Loan C, (TSFR1M +
2.250%)
5 .925 01/15/31 306,955
3,313,960 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 5 .921 11/30/28 3,320,174
1,888,172 (a),(f) Reworld Holding Corp, Term Loan B1, (TSFR1M + 2.250%) 5 .925 01/15/31 1,888,956
1,160,352 (a) Signal Parent, Inc, Term Loan B, (TSFR3M + 3.500%) 7 .267 04/03/28 865,455
3,749,805 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7 .667 04/12/27 1,187,057
19,457,330 (a),(f) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6 .536 03/27/28 19,545,471
3,306,942 (a) XPLOR T1 LLC, Term Loan, (TSFR3M + 3.500%) 7 .292 12/01/32 3,249,071
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 139,445,770
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.5% (2.7% of Total
Investments)
803,906 (a) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 7 .564 11/08/27 805,791
3,982,739 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.250%) 6 .120 10/16/31 4,000,661
9,516,066 (a),(e) CNT Holdings I Corp, Term Loan, (TBD) TBD TBD 9,518,064
600,000 (a) Dealer Tire Financial LLC, (TSFR1M + 3.000%) 6 .672 07/02/31 600,999
2,208,704 (a),(f) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 6 .672 06/17/31 2,147,280
3,157,625 (a),(e) Johnstone Supply LLC, Term Loan B, (TBD) TBD TBD 3,162,677
1,142,691 (a) Kodiak Building Partners Inc., Term Loan B, (TSFR1M + 3.750%) 7 .422 12/04/31 1,125,768
6,989,687 (a),(f) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
7 .521 06/06/31 6,745,747

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 3,011,981 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + 2.500%) 6 .222% 04/23/31 $ 3,017,644
8,661,191 (a) Michaels Companies, Inc., Term Loan B, (TSFR3M + 4.250%) 8 .184 04/17/28 8,601,299
2,871,087 (a),(f) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .172 03/27/31 2,880,505
1,981,000 (a),(f) Park River Holdings Inc, Term Loan, (TSFR3M + 4.500%) 8 .161 03/17/31 1,985,338
4,009,000 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7 .671 08/18/32 4,012,508
5,005,495 (a),(f) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .286 10/20/28 4,942,351
6,558,057 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6 .172 01/30/31 6,562,352
1,804,162 (a) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 6 .922 10/29/29 1,803,197
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 61,912,181
CONSUMER DURABLES & APPAREL - 3.5% (2.1% of Total Investments)
6,926,368 (a) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
5 .922 12/21/28 6,931,113
17,361,493 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR3M +
3.000%)
6 .753 07/31/28 17,387,621
2,127,118 (a),(f) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .286 05/30/28 2,139,381
992,481 (a) Hunter Douglas Inc., Term Loan B, (TSFR3M + 3.000%) 6 .672 01/20/32 991,653
1,388,185 (a) MajorDrive Holdings IV LLC, Term Loan B, (TSFR3M + 4.000%) 7 .934 06/01/28 1,325,717
106,947 (a) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11 .286 06/29/28 101,118
2,604,614 (a) Somnigroup International Inc, Term Loan B, (SOFR30A +
2.250%)
5 .900 10/24/31 2,627,404
343,623 (a) Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M +
2.750%)
6 .422 03/18/30 345,003
5,572,000 (a) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 3.000%) 6 .672 08/26/31 5,578,965
8,980,000 (a),(e) Weber-Stephen Products LLC, Term Loan B, (TBD) TBD TBD 8,990,282
2,278,550 (a) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.500%) 8 .389 02/20/32 2,287,095
TOTAL CONSUMER DURABLES & APPAREL 48,705,352
CONSUMER SERVICES - 13.9% (8.3% of Total Investments)
29,007,408 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M
+ 1.750%)
5 .422 09/23/30 28,978,400
704,956 (a) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.000%)
5 .667 06/11/31 681,459
2,361,581 (a) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6 .172 05/31/30 2,370,437
3,454,932 (a) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6 .172 08/17/28 3,467,888
10,023,125 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .922 02/06/30 9,982,431
3,930,000 (a) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 5 .922 02/06/31 3,911,333
6,276,356 (a),(e) Camelot U.S. Acquisition LLC, Term Loan B, (TBD) TBD TBD 5,805,630
2,385,000 (a) Catawba Nation Gaming Authority, Term Loan B, (TSFR3M +
4.750%)
8 .417 03/29/32 2,440,153
6,574,532 (a) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 1.750%)
5 .422 03/17/28 6,588,930
6,264,500 (a) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 1.750%) 5 .422 09/19/31 6,271,360
2,914,769 (a),(e) Element Materials Technology Group US Holdings Inc., Term
Loan, (TBD)
TBD TBD 2,930,567
12,663,602 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6 .922 01/29/29 12,652,014
23,642,500 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .422 11/29/30 23,648,411
2,475,575 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 5 .672 06/04/32 2,474,535
2,874,709 (a) GBT US III LLC, Term Loan B, (TSFR3M + 2.000%) 5 .668 07/28/31 2,866,617
6,334,112 (a),(e) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029), (TBD) TBD TBD 6,336,582
1,363,150 (a) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 2.500%)
5 .422 05/27/32 1,368,773
10,242,367 (a) Hilton Domestic Operating Company, Inc., Term Loan B4,
(TSFR1M + 1.750%)
5 .423 11/08/30 10,306,382
2,159,552 (a) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
5 .672 08/02/28 2,158,397
18,725,798 (a),(f) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6 .172 12/16/30 18,749,205
10,682,831 (a) Light and Wonder International, Inc., Term Loan B, (TSFR1M +
2.000%)
5 .671 04/16/29 10,682,831
4,222,284 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .172 11/30/29 3,624,556
6,147,450 (a) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 6 .652 04/04/29 6,055,269

Portfolio of Investments January 31, 2026
(continued)
JFR

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 4,369,060 (a) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
5 .672% 12/04/31 $ 4,359,951
12,430,735 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .022 03/06/28 10,124,834
600,000 (a),(e) Station Casinos LLC, (TBD) TBD TBD 601,239
898,500 (a) TKO Worldwide Holdings, LLC, Term Loan, (TSFR3M + 2.000%) 5 .868 11/21/31 901,470
TOTAL CONSUMER SERVICES 190,339,654
ENERGY - 4.6% (2.7% of Total Investments)
3,522,458 (a) BCP Renaissance Parent LLC, Term Loan B3, (TSFR3M +
2.500%)
6 .172 10/31/28 3,515,414
2,760,000 (a) EG America LLC, (TSFR1M + 3.250%) 6 .923 01/30/31 2,753,100
2,562,550 (a) EG America LLC, Repriced Term Loan, (TSFR3M + 3.500%) 7 .322 02/07/28 2,565,753
19,000,000 (a),(e) Freeport LNG Investments LLLP, (TBD) TBD TBD 18,964,375
12,282,333 (a) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
6 .929 11/16/26 12,315,619
5,972,801 (a) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
6 .918 12/21/28 5,986,987
6,251,000 (a),(f) New Fortress Energy Inc, Incremental Term Loan B, (TSFR3M +
5.500%)
9 .238 10/30/28 2,506,651
4,875,058 (a),(e) Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TBD)
TBD TBD 4,883,516
3,934,455 (a),(f) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.500%)
6 .172 11/17/28 3,939,018
5,122,767 (a) Traverse Midstream Partners LLC, Term Loan, (TSFR3M +
2.500%)
6 .167 02/16/28 5,136,854
TOTAL ENERGY 62,567,287
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0% (0.0% of Total
Investments)
63,069 Office Properties Income Trust 12 .000 05/04/26 64,725
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 64,725
FINANCIAL SERVICES - 1.6% (1.0% of Total Investments)
1,184,020 (a) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 6 .422 07/30/31 1,186,613
2,379,337 (a) Aragorn Parent Corporation, Repriced Term Loan B, (TSFR1M
+ 3.500%)
7 .172 12/15/28 2,391,234
3,365,000 (a) Beach Acquisition Bidco LLC, Term Loan B, (TSFR3M + 3.250%) 6 .922 09/13/32 3,375,516
2,595,000 (a) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 5 .410 07/30/32 2,588,785
1,985,000 (a) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 3.000%)
6 .637 01/27/32 1,990,955
4,526,994 (a),(d),(h) Ditech Holding Corporation, Term Loan 0 .000 06/30/27 453
1,093,763 (a) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
6 .672 03/24/31 1,091,854
1,333,333 (a) NCR Atleos LLC, Term Loan B, (TSFR3M + 3.000%) 6 .701 04/16/29 1,320,000
1,901,182 (a) Orion Advisor Solutions, Inc., Repriced Term Loan, (TSFR3M +
3.250%)
6 .921 09/09/30 1,899,404
1,933,000 (a),(e) Orion US Finco Inc., First Lien Term Loan, (TBD) TBD TBD 1,936,431
3,717,996 (a) WEX Inc., Term Loan B2, (TSFR1M + 1.750%) 5 .422 04/03/28 3,718,739
TOTAL FINANCIAL SERVICES 21,499,984
FOOD, BEVERAGE & TOBACCO - 2.7% (1.6% of Total Investments)
4,796,231 (a) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 6 .786 12/08/28 4,815,224
1,565,818 (a) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.822%, PIK 7.000%)
10 .822 09/30/30 641,985
356,048 (a) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.822%, PIK 7.000%)
10 .822 09/30/30 306,201
3,638,214 (a) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 6 .422 02/12/31 3,540,109
6,145,000 (a),(e) Froneri Lux Finco Sarl, Term Loan, (TBD) TBD TBD 6,145,461
2,157,224 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.250%) 5 .885 09/30/31 2,156,318
2,316,000 (a) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9 .172 01/24/29 2,309,098
5,844,856 (a) Pegasus BidCo BV, Repriced Term Loan B, (TSFR3M + 2.750%) 6 .602 07/12/29 5,866,775
129,310 (a),(g) Sauer Brands Inc, Delayed Draw Term Loan 3 .000 02/19/32 129,890
1,363,836 (a) Sauer Brands Inc, Term Loan B, (TSFR3M + 3.000%) 6 .667 02/19/32 1,369,946
8,994,952 (a),(f) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 5 .922 03/31/28 9,008,085

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO (continued)
$ 1,093,616 (a) Wayne Sanderson Farms LLC, Repriced Term Loan B, (TSFR1M
+ 2.000%)
5 .677% 05/21/32 $ 1,099,992
TOTAL FOOD, BEVERAGE & TOBACCO 37,389,084
HEALTH CARE EQUIPMENT & SERVICES - 10.9% (6.5% of Total Investments)
2,825,469 (a) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9 .422 12/23/27 2,754,832
6,696,536 (a),(f) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.250%) 5 .922 09/20/32 6,704,070
4,843,660 (a) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M +
3.750%)
7 .422 01/15/31 4,886,042
11,192,448 (a) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 7 .772 10/01/27 10,740,049
14,484,366 (a) Global Medical Response, Inc., Term Loan B, (TSFR3M +
3.500%)
7 .170 09/20/32 14,551,211
2,057,680 (a) Insulet Corporation, Term Loan, (TSFR1M + 2.000%) 5 .672 08/04/31 2,072,629
6,107,897 (a) LifePoint Health, Inc., First Lien Term Loan B, (TSFR3M +
3.750%)
7 .422 05/19/31 6,114,585
427,000 (a) LifePoint Health, Inc., Incremental Term Loan B1, (TSFR3M +
3.500%)
7 .152 05/19/31 426,646
3,880,000 (a),(f) Lumexa Imaging, Inc., Term Loan B, (TSFR3M + 3.000%) 6 .705 12/17/32 3,901,844
2,696,904 (a) MedAssets Software Intermediate Holdings, Inc., First Out Term
Loan, (TSFR3M + 4.000%)
7 .695 12/18/28 2,369,514
359,072 (a) Medical Solutions Holdings, Inc., First Lien Term Loan, (TSFR3M
+ 3.500%)
7 .267 11/01/28 80,567
6,411,298 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.750%) 5 .422 10/23/28 6,434,154
985,500 (a),(f),(g) National Mentor Holdings, Inc., Delayed Draw Term Loan 6 .000 12/12/30 987,895
2,299,500 (a),(f) National Mentor Holdings, Inc., First Lien Term Loan B,
(TSFR1M + 6.000%)
9 .672 12/12/30 2,305,088
150,000 (a) National Mentor Holdings, Inc., Term Loan B, (TSFR1M +
6.000%)
9 .672 12/12/30 150,365
2,714,000 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.750%)
7 .417 08/06/32 2,722,196
5,830,387 (a) Opal Bidco SAS, First Lien Term Loan B, (TSFR3M + 3.000%) 6 .686 04/23/32 5,837,092
1,828,203 (a),(f) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .175 03/17/31 1,830,360
14,115,764 (a),(f) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .172 02/21/31 14,112,588
6,834,375 (a),(f) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8 .172 06/30/32 6,847,805
1,965,200 (a) Resonetics, LLC, Repriced Term Loan B, (TSFR3M + 2.750%) 6 .421 06/18/31 1,967,106
411,061 (a) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 9.433%, PIK 1.000%)
5 .217 06/28/28 426,646
9,238,806 (a) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 7.433%, PIK 1.500%)
4 .467 06/28/28 9,000,121
2,664,659 (a) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 7 .672 09/30/30 2,669,416
21,816,631 (a),(e) Surgery Center Holdings, Inc., Term Loan B, (TBD) TBD TBD 21,875,318
10,176,875 (a),(e) Team Health Holdings, Inc., Term Loan B, (TBD) TBD TBD 10,203,131
2,999,118 (a),(f) Upstream Newco, Inc., Term Loan, (TSFR3M + 4.250%), (cash
7.925%, PIK 1.500%)
7 .918 11/20/29 2,718,926
4,546,536 (a),(e) Viant Medical Holdings, Inc., Term Loan B, (TBD) TBD TBD 4,547,491
1,403,005 (a),(d),(h) Vyaire Medical Inc, (TSFR3M + 4.750%) 0 .000 04/16/25 140
32,161 (a),(d) Vyaire Medical Inc 0 .000 06/14/27 3
TOTAL HEALTH CARE EQUIPMENT & SERVICES 149,237,830
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (0.1% of Total Investments)
2,579,845 (a) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7 .434 05/16/28 2,590,538
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,590,538
INSURANCE - 10.4% (6.2% of Total Investments)
11,043,080 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .672 11/06/30 11,025,135
5,795,475 (a) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .422 05/28/32 5,787,767
19,292,813 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6 .172 09/19/31 19,259,629
3,644,250 (a) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .672 01/30/32 3,641,899
5,193,131 (a),(f) Asurion LLC, Term Loan B10, (TSFR1M + 4.000%) 7 .772 08/21/28 5,206,114
251,253 (a) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8 .022 08/21/28 251,959
7,960,000 (a) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 7 .922 09/19/30 7,979,900
22,961,987 (a),(f) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .192 06/16/31 22,866,695
3,630,500 (a),(e) Evertec Group, LLC, Term Loan B, (TBD) TBD TBD 3,641,083

Portfolio of Investments January 31, 2026
(continued)
JFR

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE (continued)
$ 20,111,049 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5 .920% 06/20/30 $ 20,136,590
2,172,244 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .672 09/15/31 2,175,415
9,206,630 (a),(f) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6 .172 07/31/31 9,184,350
1,801,988 (a) Trucordia Insurance Holdings LLC, Term Loan B, (TSFR1M +
3.250%)
6 .922 06/17/32 1,794,113
12,554,718 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6 .422 05/06/31 12,542,979
5,757,102 (a),(e) USI, Inc., Term Loan C, (TBD) TBD TBD 5,752,065
10,754,559 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5 .922 11/23/29 10,756,818
TOTAL INSURANCE 142,002,511
MATERIALS - 6.5% (3.9% of Total Investments)
2,170,097 (a) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 6 .422 08/19/30 2,177,563
4,947,882 (a),(f) Berlin Packaging LLC, Term Loan B7, (TSFR3M + 3.250%) 6 .916 06/09/31 4,948,723
6,788,000 (a) BradyPlus Holdings LLC, Term Loan B, (TSFR3M + 3.500%) 7 .172 12/29/32 6,759,694
3,538,750 (a) Charter NEX US, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6 .188 12/02/30 3,545,137
7,783,125 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
6 .847 04/13/29 7,757,207
12,836,905 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
6 .922 04/01/32 12,788,831
407,947 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M +
2.000%)
5 .667 06/12/31 408,522
1,446,179 (a) Fortis 333, Inc., Term Loan B, (TSFR3M + 3.500%) 7 .172 04/02/32 1,434,609
2,250,000 (a),(e) Graham Packaging Co Inc, (TBD) TBD TBD 2,250,821
2,245,133 (a),(h) Klockner Pentaplast of America Inc, (TSFR6M + 4.725%) 0 .000 02/09/26 347,996
1,377,161 (a) Klockner-Pentaplast of America, Inc., PIK DIP New Money Term
Loan, (TSFR6M + 3.000%), (cash 6.675%, PIK 3.000%)
6 .675 08/07/26 1,237,145
2,071,967 (a) Klockner-Pentaplast of America, Inc., PIK DIP Roll-Up Term
Loan, (TSFR3M + TSFR6M + 4.500%), (cash 9.675%, PIK
6.000%)
9 .675 08/07/26 1,861,310
8,518,413 (a) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 7 .036 04/03/28 8,529,062
637,077 (a) Nouryon Finance B.V., Term Loan B2, (TSFR3M + 3.250%) 6 .917 04/03/28 637,376
5,196,849 (a) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 7 .775 09/15/28 5,208,749
7,774,000 (a) Qnity Electronics Inc, Term Loan B, (TSFR6M + 2.000%) 5 .698 11/01/32 7,820,178
2,890,000 (a) Solstice Advanced Materials Inc, Term Loan B, (TSFR3M +
1.750%)
5 .417 10/29/32 2,907,167
4,456,607 (a),(f) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.500%) 7 .172 04/21/31 4,469,576
12,796,384 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6 .922 03/03/31 12,149,911
183,904 (a),(g) USALCO, LLC, Delayed Draw Term Loan 1 .000 09/30/31 183,904
1,767,146 (a) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7 .172 09/30/31 1,767,146
TOTAL MATERIALS 89,190,627
MEDIA & ENTERTAINMENT - 8.7% (5.2% of Total Investments)
3,823,305 (a),(f) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8 .163 10/28/27 3,244,495
2,362,200 (a) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 7 .797 04/28/28 2,365,152
5,657,005 (a) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8 .735 10/31/28 5,664,076
9,714,240 (a) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9 .047 05/14/29 9,738,526
11,740,605 (a),(e) Altice France S.A., Term Loan B14, (TBD) TBD TBD 11,941,135
5,849,316 (a) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10 .675 01/04/29 5,822,614
3,217,173 (a) Cengage Learning, Inc., Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6 .998 03/24/31 3,218,171
1,449,293 (a),(f) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6 .667 10/30/30 1,440,597
4,742,240 (a),(e) Cinemark USA, Inc., Term Loan B, (TBD) TBD TBD 4,754,522
14,291,052 (a) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
7 .786 08/23/28 14,324,278
4,082,350 (a) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7 .272 06/18/29 3,827,203
11,906,438 (a) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8 .188 12/02/31 11,632,650
4,217,840 (a),(f) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 8 .250 04/15/27 3,776,021
493,655 (a) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9 .540 06/30/28 500,033

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 2,478,514 (a) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7 .140% 11/30/29 $ 2,385,570
2,107,000 (a),(e) Houghton Mifflin Harcourt Co, (TBD) TBD TBD 1,895,310
3,890,690 (a),(e) iHeartCommunications, Inc., Term Loan, (TBD) TBD TBD 3,570,778
2,168,517 (a) McGraw-Hill Global Education Holdings, LLC, First Lien Term
Loan B, (TSFR1M + 2.750%)
6 .422 08/06/31 2,181,734
3,717,000 (a),(f) NEP Group, Inc., Term Loan B, (TSFR1M + 4.500%) 8 .172 10/17/31 3,416,258
2,587,445 (a) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6 .822 02/10/31 2,593,267
4,299,000 (a),(e) Radiate Holdco LLC, (TBD) TBD TBD 3,717,302
3,509,321 (a) Sinclair Television Group Inc., Term Loan B6, (TSFR1M +
3.300%)
7 .234 12/31/29 3,044,336
4,393,046 (a),(e) Sunrise Financing Partnership, Term Loan AAA, (TBD) TBD TBD 4,389,246
3,700,000 (a) Virgin Media Bristol LLC, Term Loan Q, (TSFR1M + 3.250%) 7 .045 01/31/29 3,700,703
282,000 (a) Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%) 7 .052 03/31/31 277,681
6,332,935 (a) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6 .929 12/11/28 5,857,964
TOTAL MEDIA & ENTERTAINMENT 119,279,622
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3% (4.4% of Total
Investments)
3,241,875 (a) Amneal Pharmaceuticals LLC, Term Loan B, (TSFR1M + 3.500%) 7 .172 08/02/32 3,258,084
13,250,215 (a),(e) Bausch Health Companies Inc., Term Loan B, (TBD) TBD TBD 12,952,086
5,100,000 (a),(e) BioMarin Pharmaceutical Inc, (TBD) TBD TBD 5,112,750
3,515,000 (a) Genmab AS, Term Loan B, (TSFR3M + 3.000%) 6 .733 12/13/32 3,532,258
28,286,000 (a),(e) HOPPER MERGER SUB INC, (TBD) TBD TBD 28,114,587
14,331,422 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
5 .922 05/05/28 14,389,106
4,005,742 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5 .922 05/19/31 3,890,577
27,810,376 (a) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.750%)
6 .422 12/12/31 27,845,139
1,596,677 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .672 04/20/29 1,597,347
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 100,691,934
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6% (0.4% of Total Investments)
4,603,300 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6 .172 01/31/30 4,632,071
3,284,063 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B3,
(TSFR1M + 2.750%)
6 .422 01/31/30 3,312,814
413,000 (a) Learning Care Group US No 2 Inc, (TSFR1M + 4.000%) 7 .699 08/11/28 313,880
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 8,258,765
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (0.4% of Total
Investments)
8,957,976 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6 .411 11/13/31 8,840,403
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,840,403
SOFTWARE & SERVICES - 24.8% (14.9% of Total Investments)
5,139,037 (a),(f) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 2.500%) 6 .172 02/03/31 5,068,375
2,770,037 (a),(f) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9 .036 01/22/29 2,773,500
4,925,281 (a) Avalara, Inc, Term Loan, (TSFR3M + 2.750%) 6 .422 03/29/32 4,839,088
7,348,462 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.216%,
PIK 7.500%)
11 .172 08/01/28 6,769,771
4,104,401 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR3M + 2.750%) 6 .417 11/25/31 4,093,709
20,304,044 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6 .822 07/30/31 19,593,403
1,346,900 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 5 .672 01/23/32 1,338,482
600,000 (a) Clearwater Analytics, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .673 04/21/32 600,564
2,077,025 (a) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6 .922 03/24/31 2,019,907
2,196,000 (a),(f) Cloud Software Group, Inc., Term Loan B (2032), (TSFR3M +
3.250%)
6 .922 08/13/32 2,136,521
2,913,991 (a) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
6 .450 03/29/32 2,704,184
7,825,352 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6 .450 05/01/31 7,262,944
876,023 (a),(d) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 07/16/26 4,818
11,406,530 (a) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6 .898 10/09/31 11,147,487

Portfolio of Investments January 31, 2026
(continued)
JFR

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 486,000 (a) Disco Parent, Inc., Term Loan B, (TSFR3M + 3.000%) 6 .822% 08/06/32 $ 484,177
2,271,678 (a) Drake Software, LLC, Term Loan B, (TSFR3M + 4.250%) 7 .922 06/26/31 2,197,849
9,593,908 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.500%)
6 .172 10/09/29 9,507,563
1,005,000 (a),(e) EP Purchaser LLC, (TBD) TBD TBD 613,050
584,000 (a),(e) EP Purchaser LLC, (TBD) TBD TBD 364,124
21,641,327 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6 .172 05/30/31 21,529,766
3,139,349 (a) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6 .675 06/27/31 3,088,335
9,263,500 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .422 09/12/29 9,182,444
16,996,862 (a) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6 .172 01/30/32 16,662,279
3,852,934 (a) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6 .417 12/08/31 3,785,507
6,079,063 (a) Kaseya Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 6 .672 03/22/32 5,872,010
3,155,242 (a) Marcel LUX IV SARL, Repriced Term Loan, (SOFR30A + 3.000%) 6 .660 11/13/30 3,135,522
15,903,385 (a) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 6 .672 03/01/29 14,134,133
14,298,525 (a) Mitchell International, Inc., Term Loan, (TSFR1M + 3.000%) 6 .672 06/17/31 14,021,491
8,157,737 (a),(f) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5 .422 01/31/30 8,051,197
15,452,790 (a),(f) Peraton Corp., Term Loan B, (TSFR3M + 3.750%) 7 .517 02/01/28 14,303,489
1,002,499 (a) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 8 .422 03/24/31 807,227
2,568,000 (a) Ping Identity Corporation, Term Loan, (TSFR3M + 2.750%) 6 .625 11/15/32 2,551,950
2,307,592 (a) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
2.750%)
6 .422 11/03/31 2,298,938
7,570,462 (a) Press Ganey Holdings, Inc., Repriced Term Loan B, (TSFR1M +
3.000%)
6 .672 04/30/31 7,580,948
9,240,346 (a) Proofpoint, Inc., Repriced Term Loan, (TSFR3M + 3.000%) 6 .916 08/31/28 9,191,279
5,755,681 (a) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10 .045 05/15/28 5,706,671
12,925,101 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6 .545 05/15/28 3,572,175
8,626,068 (a) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7 .422 11/28/28 8,267,568
2,880,820 (a) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 5 .672 05/09/31 2,884,090
2,978,996 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7 .572 10/03/31 2,934,311
3,670,661 (a) Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M +
1.750%)
5 .422 08/31/28 3,379,046
24,774,974 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .167 02/10/31 24,212,335
6,884,284 (a) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M +
4.000%)
7 .928 04/24/28 5,857,665
2,849,785 (a) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 5 .917 04/14/31 2,826,631
1,858,880 (a) World Wide Technology Holding Co. LLC, Repriced Term Loan
B, (TSFR1M + 2.000%)
5 .672 03/01/30 1,868,174
10,094,000 (e) X Corp, (TBD) TBD TBD 10,464,954
33,261,729 (a),(f) X Corp., Term Loan, (TSFR3M + 6.500%) 10 .417 10/29/29 33,258,237
8,510,137 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .422 09/28/29 8,314,404
7,097,964 (a) ZoomInfo LLC, Term Loan B, (TSFR1M + 1.750%) 5 .422 02/28/30 7,009,275
TOTAL SOFTWARE & SERVICES 340,271,567
TECHNOLOGY HARDWARE & EQUIPMENT - 2.8% (1.7% of Total Investments)
475,000 (a) Delta TopCo, Inc., 2nd Lien Term Loan, (TSFR3M + 5.250%) 8 .921 11/29/30 455,800
15,148,891 (a) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 6 .421 11/30/29 14,797,210
2,522,231 (a) Ingram Micro Inc., Term Loan, (TSFR1M + 2.250%) 5 .923 09/22/31 2,533,278
1,425,000 (a) Spectris Plc, Term Loan, (TSFR3M + 2.750%) 6 .490 12/06/32 1,429,460
12,115,089 (a) Verifone Systems, Inc., Term Loan, (TSFR3M + 5.250%) 9 .178 08/21/28 11,236,745
487,213 (a) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .286 03/05/29 487,138
7,887,482 (a) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .286 05/30/30 7,871,865
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 38,811,496
TELECOMMUNICATION SERVICES - 8.2% (4.9% of Total Investments)
598,489 (a),(e) Cablevision Lightpath LLC, (TBD) TBD TBD 598,677
7,600,887 (a) Cincinnati Bell, Inc., Term Loan B4, (TSFR1M + 2.250%) 5 .922 11/24/28 7,589,029
3,560,818 (a) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8 .172 09/28/29 3,556,367
13,134,000 (a),(f) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
TSFR3M + 4.250%)
7 .942 04/03/31 12,041,317
6,289,000 (a) Digicel International Finance Limited, Term Loan B, (TSFR3M +
5.250%)
9 .023 08/09/32 6,320,445

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 2,356,000 (a) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5 .922% 09/20/30 $ 2,241,569
9,939,000 (a),(f) Level 3 Financing Inc., Repriced Term Loan B4, (TSFR1M +
3.250%)
6 .922 03/29/32 9,966,332
4,420,676 (a),(f) Lumen Technologies, Inc., Extended Term Loan B1, (TSFR1M +
2.350%)
6 .136 04/16/29 4,416,542
13,598,544 (a),(e) Lumen Technologies, Inc., Extended Term Loan B2, (TBD) TBD TBD 13,585,830
6,837,885 (a) Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%) 9 .716 06/01/28 6,876,349
8,181,000 (a) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6 .834 12/07/26 6,503,895
5,143,000 (a) Windstream Services LLC, Term Loan B, (TSFR1M + 4.000%) 7 .672 10/06/32 5,155,858
34,292,902 (a),(f) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%) 3 .643 03/11/30 33,066,416
TOTAL TELECOMMUNICATION SERVICES 111,918,626
TRANSPORTATION - 2.3% (1.4% of Total Investments)
505,988 (a) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5 .417 03/21/31 506,873
4,874,706 (a),(f) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5 .918 04/20/28 4,884,869
3,996,698 (a),(f) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.500%)
6 .208 07/01/31 4,002,533
6,304,869 (a) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .172 07/01/31 6,322,207
2,622,678 (a) First Student Bidco Inc, Term Loan B, (TSFR3M + 2.500%) 6 .172 08/15/30 2,623,229
479,885 (a) First Student Bidco Inc, Term Loan C, (TSFR3M + 2.500%) 6 .172 08/15/30 479,585
3,594,421 (a) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6 .172 09/23/31 3,600,747
2,463,335 (a) PODS, LLC, Term Loan B, (TSFR1M + 3.000%) 6 .786 03/31/28 2,451,019
4,350,000 (a) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.250%) 5 .917 04/09/32 4,350,914
2,903,312 (a) United Airlines, Inc., First Lien Term Loan B, (TSFR1M + 2.000%) 5 .673 02/24/31 2,911,775
TOTAL TRANSPORTATION 32,133,751
UTILITIES - 2.7% (1.6% of Total Investments)
2,486,227 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5 .822 12/15/27 2,492,058
2,994,758 (a),(e) Cornerstone Generation LLC, (TBD) TBD TBD 3,021,591
600,000 (a),(e) Hamilton Projects Acquiror, LLC , Repriced Term Loan B, (TBD) TBD TBD 603,963
1,941,254 (a) Invenergy Thermal Operating I LLC, Term Loan B, (SOFR90A +
2.750%)
6 .410 05/06/32 1,965,112
122,500 (a) Invenergy Thermal Operating I LLC, Term Loan C, (SOFR90A +
2.750%)
6 .410 05/06/32 124,006
2,425,158 (a) NRG Energy, Inc., Term Loan, (TSFR1M + TSFR3M + 1.750%) 5 .522 04/16/31 2,430,918
9,068,400 (a) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M
+ 2.500%)
6 .353 12/15/31 9,086,854
11,042,050 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .353 05/17/30 11,061,760
5,845,000 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.000%) 5 .672 11/26/32 5,853,767
TOTAL UTILITIES 36,640,029
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,954,728,278) 1,941,485,340
SHARES DESCRIPTION VALUE
677867 WARRANTS - 0.0% (0.0% of Total Investments) 677867
TELECOMMUNICATION SERVICES - 0.0% (0.0% of Total Investments)
17,849 Windstream Parent Inc 148,325
TOTAL TELECOMMUNICATION SERVICES 148,325
TRANSPORTATION - 0.0% (0.0% of Total Investments)
2,411 ACBL HLDG CORP 96,440
6,822 ACBL HLDG CORP 402,498
26,910 (d) American Commercial Barge Line LLC 6,727
68,220 (d) American Commercial Barge Line LLC 23,877
TOTAL TRANSPORTATION 529,542
TOTAL WARRANTS
(Cost $653,019) 677,867
TOTAL LONG-TERM INVESTMENTS
(Cost $2,192,976,125) 2,161,258,634

Portfolio of Investments January 31, 2026
(continued)
JFR

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  9.4%(5.6% of Total Investments)
INVESTMENT COMPANIES - 9.4% (5.6% of Total Investments) –
127,942,965 BlackRock Liquidity Funds T-Fund 4.517(i) $ 127,942,965
TOTAL INVESTMENT COMPANIES
(Cost $127,942,965) 127,942,965
TOTAL SHORT-TERM INVESTMENTS
(Cost $127,942,965) 127,942,965
TOTAL INVESTMENTS - 167.0%
(Cost $2,320,919,090) 2,289,201,599
BORROWINGS - (37.7)% (j),(k) (517,200,000)
TFP SHARES, NET - (20.7)%(l) (284,011,667)
OTHER ASSETS & LIABILITIES, NET -   (8.6)% (116,895,341)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,371,094,591
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $143,529,711 or 6.3% of Total Investments.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) When-issued or delayed delivery security.
(f) Portion of investment purchased on a delayed delivery basis.
(g) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(h) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(i) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(j) Borrowings as a percentage of Total Investments is 22.6%.
(k) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(l) TFP Shares, Net as a percentage of Total Investments is 12.4%.

Portfolio of Investments January 31, 2026
JQC
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 156.8% (93.9% of Total Investments)
ASSET-BACKED SECURITIES - 6.2% (3.7% of Total Investments) –
$ 4,500,000 (a),(b) AIMCO CLO 10 Ltd, Series 2019 10A, (TSFR3M + 4.250%) 7.919% 07/22/37 $ 4,522,815
1,500,000 (a),(b) Allegany Park CLO Ltd, Series 2019 1A, (TSFR3M + 6.400%) 10.068 01/20/35 1,476,301
1,500,000 (a),(b) Allegro CLO XIII Ltd, Series 2021 1A, (TSFR3M + 6.300%) 9.968 07/20/38 1,515,862
750,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 9.672 10/15/38 749,844
1,000,000 (a),(b) Ares XXXIV CLO Ltd, Series 2015 2A, (TSFR3M + 5.500%) 9.168 07/17/38 1,015,375
2,250,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
3.100%)
6.768 07/25/36 2,263,896
963,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
6.750%)
11.376 07/25/36 973,994
1,000,000 (a),(b) CIFC Funding 2020-I Ltd, Series 2020 1A, (TSFR3M + 6.512%) 10.184 07/15/36 1,005,168
2,500,000 (a),(b) CIFC Funding 2021-I Ltd, Series 2021 1A, (TSFR3M + 6.000%) 9.668 07/25/37 2,523,438
1,250,000 (a),(b) CIFC Funding 2021-IV Ltd, Series 2021 4A, (TSFR3M + 6.200%) 9.871 07/23/37 1,267,997
6,700,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 6.450%) 10.118 04/18/37 6,781,586
2,000,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 3.600%) 7.268 04/18/37 2,002,852
1,000,000 (a),(b) Invesco US CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
6.900%)
10.569 04/22/37 1,006,909
4,000,000 (a),(b) KKR CLO 32 Ltd, Series 2024 32A, (TSFR3M + 5.300%) 8.972 04/15/37 4,026,580
4,000,000 (a),(b) KKR CLO 40 Ltd, Series E 40A, (TSFR3M + 7.250%) 10.918 10/20/34 3,812,412
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 24 Ltd, Series 2017
24A, (TSFR3M + 7.000%)
10.670 10/19/38 3,055,482
4,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 55 Ltd, Series 2024
55A, (TSFR3M + 6.500%)
10.169 04/22/38 4,044,172
1,500,000 (a),(b) Neuberger Berman Loan Advisers LaSalle Street Lending CLO
II Ltd, Series 2024 2A, (TSFR3M + 7.500%)
11.168 04/20/38 1,520,871
2,000,000 (a),(b) OHA Credit Partners XV Ltd, Series 2017 15A, (TSFR3M +
4.500%)
8.168 04/20/37 2,014,640
2,500,000 (a),(b) RAD CLO 24 Ltd, Series 2024 24A, (TSFR3M + 6.500%) 10.168 07/20/37 2,527,113
1,300,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 9.672 01/15/38 1,281,805
1,500,000 (a),(b) Sixth Street CLO XXV Ltd, Series 2024 25A, (TSFR3M + 6.000%) 9.668 07/24/37 1,524,228
TOTAL ASSET-BACKED SECURITIES
(Cost $50,690,016) 50,913,340
SHARES DESCRIPTION VALUE
6480108 COMMON STOCKS - 0.8% (0.5% of Total Investments) 6480108
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0% (0.0% of Total
Investments)
196 (c),(d) Belk, Inc 1,568
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,568
CONSUMER SERVICES - 0.6% (0.4% of Total Investments)
41,905 (d) Cengage Learning Holdings II, Inc 796,195
223,142 (d) Crown Finance US, Inc 3,616,685
TOTAL CONSUMER SERVICES 4,412,880
HEALTH CARE EQUIPMENT & SERVICES - 0.0% (0.0% of Total Investments)
242,758 (d) Onex Carestream Finance LP 121,379
TOTAL HEALTH CARE EQUIPMENT & SERVICES 121,379
MATERIALS - 0.0% (0.0% of Total Investments)
89 LyondellBasell Industries NV, Class A 4,361
TOTAL MATERIALS 4,361
MEDIA & ENTERTAINMENT - 0.0% (0.0% of Total Investments)
10,159 (d) Catalina Marketing Corp 304,770
1,225 (d) Crown Finance US, Inc 19,855
TOTAL MEDIA & ENTERTAINMENT 324,625
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% (0.0% of Total
Investments)
39,129 (d) Bright Bidco BV 13,695
28,645 (d) Bright Bidco BV 10,026
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 23,721

Portfolio of Investments January 31, 2026
(continued)
JQC

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0% (0.0% of Total Investments)
1,069 (d) MLN US Holdco LLC $ 54
43,238 (d) Riverbed Technology LLC 432
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 486
TELECOMMUNICATION SERVICES - 0.2% (0.1% of Total Investments)
84,538 (d) Altice France Lux 3 1,591,088
TOTAL TELECOMMUNICATION SERVICES 1,591,088
TOTAL COMMON STOCKS
(Cost $21,220,749) 6,480,108
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
221550573 CORPORATE BONDS - 27.3% (16.3% of Total Investments) 221550573
AUTOMOBILES & COMPONENTS - 0.6% (0.4% of Total Investments)
$ 2,000,000 (b) Dornoch Debt Merger Sub Inc 6.625% 10/15/29 1,780,904
3,000,000 (e) Ford Motor Credit Co LLC 7.200 06/10/30 3,227,270
TOTAL AUTOMOBILES & COMPONENTS 5,008,174
CAPITAL GOODS - 2.5% (1.5% of Total Investments)
5,997,000 (b),(e) Camelot Return Merger Sub Inc 8.750 08/01/28 4,661,789
2,000,000 (b) Chart Industries Inc 7.500 01/01/30 2,080,930
2,000,000 (b) EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625 12/15/30 2,070,154
3,000,000 (b) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.750 04/01/32 3,081,189
2,963,000 (e) TransDigm Inc 4.625 01/15/29 2,945,090
3,000,000 (b) TransDigm Inc 6.000 01/15/33 3,056,679
2,000,000 (b),(e) Windsor Holdings III LLC 8.500 06/15/30 2,107,476
TOTAL CAPITAL GOODS 20,003,307
COMMERCIAL & PROFESSIONAL SERVICES - 0.9% (0.5% of Total Investments)
3,000,000 (b),(e) Allied Universal Holdco LLC 7.875 02/15/31 3,157,269
1,500,000 (b) Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl
4.625 06/01/28 1,482,393
2,500,000 (b),(e) Prime Security Services Borrower LLC / Prime Finance Inc 3.375 08/31/27 2,448,837
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,088,499
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4% (0.8% of Total
Investments)
3,900,000 (b),(e) Academy Ltd 6.000 11/15/27 3,905,956
1,500,000 (b) Carvana Co 9.000 06/01/30 1,564,042
3,945,000 (b),(e) Michaels Cos Inc/The 7.875 05/01/29 3,843,647
1,850,000 (b) Wand NewCo 3 Inc 7.625 01/30/32 1,945,179
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,258,824
CONSUMER SERVICES - 1.3% (0.8% of Total Investments)
6,617,000 (b),(e) 1011778 BC ULC / New Red Finance Inc 4.000 10/15/30 6,313,454
1,193,000 (b),(e) 1011778 BC ULC / New Red Finance Inc 3.500 02/15/29 1,149,723
3,000,000 (b),(e) Caesars Entertainment Inc 6.500 02/15/32 3,067,575
500,000 (b) Premier Entertainment Sub LLC / Premier Entertainment
Finance Corp
5.625 09/01/29 369,212
TOTAL CONSUMER SERVICES 10,899,964
ENERGY - 1.7% (1.0% of Total Investments)
900,610 (b) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 924,180
5,000,000 (b),(e) DT Midstream Inc 4.375 06/15/31 4,902,088
1,000,000 (b) eG Global Finance PLC 12.000 11/30/28 1,082,381
2,000,000 (e) Expand Energy Corp 4.750 02/01/32 1,981,697
3,201,000 (b),(e) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 11/01/28 3,227,280
2,000,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 1,997,049
TOTAL ENERGY 14,114,675
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3% (0.7% of Total
Investments)
5,250,000 (e) American Tower Corp 2.950 01/15/51 3,340,280
2,000,000 (e) Crown Castle Inc 2.250 01/15/31 1,788,798
3,290,000 (b) Office Properties Income Trust 9.000 03/31/29 3,365,341
2,000,000 (b) Office Properties Income Trust 9.000 09/30/29 1,690,000
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 10,184,419

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 0.1% (0.1% of Total Investments)
$ 1,000,000 (b),(e) LPL Holdings Inc 4.625% 11/15/27 $ 995,339
TOTAL FINANCIAL SERVICES 995,339
FOOD, BEVERAGE & TOBACCO - 0.1% (0.1% of Total Investments)
691,000 (b) Froneri Lux FinCo SARL 6.000 08/01/32 699,721
TOTAL FOOD, BEVERAGE & TOBACCO 699,721
HEALTH CARE EQUIPMENT & SERVICES - 1.6% (1.0% of Total Investments)
1,975,000 (b),(e) Medline Borrower LP 3.875 04/01/29 1,930,998
5,970,101 (b) Team Health Holdings Inc, (cash 8.166%, PIK 4.500%) 9.000 06/30/28 6,311,233
1,285,000 (b) Team Health Holdings Inc 8.375 06/30/28 1,300,638
3,849,000 (e) Tenet Healthcare Corp 6.125 10/01/28 3,852,945
TOTAL HEALTH CARE EQUIPMENT & SERVICES 13,395,814
INSURANCE - 1.5% (0.9% of Total Investments)
625,000 (b),(e) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250 10/15/27 617,281
2,175,000 (b),(e) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 2,210,986
6,000,000 (b),(e) HUB International Ltd 7.250 06/15/30 6,260,124
3,000,000 (b) Panther Escrow Issuer LLC 7.125 06/01/31 3,089,778
TOTAL INSURANCE 12,178,169
MATERIALS - 2.2% (1.3% of Total Investments)
3,500,000 (b),(e) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4.000 09/01/29 3,324,660
6,425,000 (e) Ball Corp 6.000 06/15/29 6,615,285
3,000,000 (b),(e) Clydesdale Acquisition Holdings Inc 6.875 01/15/30 3,039,000
5,000,000 (b),(e) Novelis Corp 4.750 01/30/30 4,846,650
TOTAL MATERIALS 17,825,595
MEDIA & ENTERTAINMENT - 2.1% (1.2% of Total Investments)
1,500,000 (b) Advantage Sales & Marketing Inc 6.500 11/15/28 1,272,000
7,000,000 (e) Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500 03/01/42 4,860,624
591,897 (b) iHeartCommunications Inc 9.125 05/01/29 559,343
5,299,000 (b),(e) McGraw-Hill Education Inc 5.750 08/01/28 5,322,485
1,000,000 (b) Scripps Escrow II Inc 3.875 01/15/29 922,905
1,000,000 (b) Sinclair Television Group Inc 8.125 02/15/33 1,034,420
2,000,000 (b) Virgin Media Secured Finance PLC 5.500 05/15/29 1,972,623
801,000 (b) VZ Secured Financing BV 5.000 01/15/32 723,269
TOTAL MEDIA & ENTERTAINMENT 16,667,669
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5% (0.3% of Total
Investments)
713,000 (b) 1261229 BC Ltd 10.000 04/15/32 731,721
2,000,000 (e) Amgen Inc 3.150 02/21/40 1,576,049
2,400,000 (b) Bausch Health Cos Inc 5.250 02/15/31 1,572,000
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,879,770
SOFTWARE & SERVICES - 1.4% (0.8% of Total Investments)
1,189,000 (b) Cloud Software Group Inc 8.250 06/30/32 1,209,312
1,185,000 (b) Open Text Holdings Inc 4.125 12/01/31 1,064,568
3,666,485 (b) Rackspace Finance LLC 3.500 05/15/28 953,286
6,750,000 (b),(e) Rocket Software Inc 9.000 11/28/28 6,733,150
1,500,000 (b),(e) SS&C Technologies Inc 5.500 09/30/27 1,498,702
TOTAL SOFTWARE & SERVICES 11,459,018
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1% (0.1% of Total Investments)
875,000 (b) Viasat Inc 7.500 05/30/31 849,715
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 849,715
TELECOMMUNICATION SERVICES - 5.5% (3.3% of Total Investments)
1,673,644 (b) Altice France SA 6.875 07/15/32 1,634,385
1,298,000 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6.750 11/30/30 1,321,024
4,654,000 (e) EchoStar Corp 10.750 11/30/29 5,101,808
2,000,000 (e) Frontier Communications Holdings LLC 5.875 11/01/29 2,018,200
1,978,000 (b),(e) Frontier Communications Holdings LLC 6.000 01/15/30 1,995,344
1,500,000 (b) Frontier Communications Holdings LLC 8.625 03/15/31 1,568,244
1,500,000 (b),(e) Holdco II SAS 7.000 10/15/28 1,517,218
1,440,000 (b) Level 3 Financing Inc 8.500 01/15/36 1,474,177

Portfolio of Investments January 31, 2026
(continued)
JQC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 220,000 (b) Telesat Canada / Telesat LLC 5.625% 12/06/26 $ 173,250
4,000,000 (e) T-Mobile USA Inc 3.500 04/15/31 3,820,551
5,180,000 (b),(e) Vmed O2 UK Financing I PLC 4.250 01/31/31 4,686,326
10,585,514 (b) Zayo Group Holdings Inc 9.250 03/09/30 10,336,278
2,601,000 (b) Zayo Group Holdings Inc 13.750 09/09/30 2,388,082
6,995,000 (b),(e) Ziggo BV 4.875 01/15/30 6,603,730
TOTAL TELECOMMUNICATION SERVICES 44,638,617
TRANSPORTATION - 0.4% (0.3% of Total Investments)
1,975,000 (e) Delta Air Lines Inc 3.750 10/28/29 1,932,691
1,623,000 (b),(e) United Airlines Inc 4.625 04/15/29 1,621,487
TOTAL TRANSPORTATION 3,554,178
UTILITIES - 2.1% (1.2% of Total Investments)
1,940,000 (e) Pacific Gas and Electric Co 4.550 07/01/30 1,934,657
2,000,000 (e) Pacific Gas and Electric Co 4.500 07/01/40 1,740,104
6,318,000 (e) PG&E Corp 5.000 07/01/28 6,304,596
3,000,000 (e) PG&E Corp 5.250 07/01/30 2,981,822
3,000,000 (b) Talen Energy Supply LLC 8.625 06/01/30 3,165,330
713,000 (b) Talen Energy Supply LLC 6.250 02/01/34 722,597
TOTAL UTILITIES 16,849,106
TOTAL CORPORATE BONDS
(Cost $213,545,267) 221,550,573
SHARES DESCRIPTION VALUE
1,006,000 EXCHANGE-TRADED FUNDS - 0.1% (0.1% of Total Investments) 1,006,000
40,000 Nuveen AA-BBB CLO ETF 1,006,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,002,600) 1,006,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
994438155 VARIABLE RATE SENIOR LOAN INTERESTS - 122.4% (73.3% of Total Investments) 994438155
AUTOMOBILES & COMPONENTS - 0.9% (0.6% of Total Investments)
3,887,972 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.172 05/06/30 3,891,024
2,120,312 (a),(f) Clarios Global LP, Term Loan B, (TBD) TBD TBD 2,126,271
1,520,155 (a) DexKo Global Inc., Term Loan B, (TSFR3M + 3.750%) 7.678 10/04/28 1,514,644
TOTAL AUTOMOBILES & COMPONENTS 7,531,939
CAPITAL GOODS - 12.4% (7.4% of Total Investments)
6,237,207 (a),(g) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8.184 05/17/28 5,370,921
800,000 (a),(f) Aggreko Holdings Inc, (TBD) TBD TBD 797,876
92,390 (a),(h) Air Comm Corporation, LLC, Delayed Draw Term Loan 1.000 12/11/31 92,659
1,895,246 (a) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 2.750%) 6.506 12/11/31 1,900,770
820,000 (a) Allison Transmission, Inc., Incremental Term Loan B, (TSFR3M +
1.750%)
5.450 01/03/33 823,178
1,255,000 (a),(f) American Trailer World Corp, (TBD) TBD TBD 1,130,353
1,328,312 (a) Artera Services, LLC, Term Loan, (TSFR3M + 4.500%) 8.172 02/10/31 1,076,232
1,512,494 (a) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6.172 01/27/32 1,514,793
1,453,000 (a),(f) BCPE Empire Holdings Inc, (TBD) TBD TBD 1,448,009
164,000 (a),(f) Bleriot US Bidco Inc., Term Loan B, (TBD) TBD TBD 164,220
2,259,378 (a),(g) Brand Industrial Services Inc, Term Loan B, (TSFR3M + 4.500%) 8.354 08/01/30 2,005,198
1,724,800 (a) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5.674 07/09/32 1,727,680
6,279,630 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6.422 09/08/32 6,282,832
1,103,624 (a) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6.161 03/18/30 1,107,421
917,000 (a),(f) Columbus McKinnon Corp/NY, (TBD) TBD TBD 912,415
1,462,000 (a) CompoSecure Holdings LLC, Term Loan, (TSFR1M + 2.250%) 5.928 01/14/33 1,461,094
1,214,156 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7.536 05/17/28 624,155
7,566,163 (a) Core & Main LP, Term Loan B, (TSFR3M + 2.000%) 5.690 07/27/28 7,592,190
581,005 (a) Cornerstone Building Brands, Inc., Term Loan, (TSFR1M +
5.625%)
9.305 08/01/28 451,005
2,933,202 (a),(g) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7.030 04/12/28 2,280,564
3,295,367 (a) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 8.922 07/08/30 3,248,293

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 618,000 (a),(f) Dycom Industries Inc, (TBD) TBD TBD $ 619,934
1,598,354 (a) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 5.422% 06/04/31 1,602,158
841,000 (a),(f) Gibraltar Industries Inc, (TBD) TBD TBD 843,103
1,312,000 (a) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M +
2.750%)
6.422 09/24/32 1,314,467
468,035 (a),(h) Kaman Corporation, Delayed Draw Term Loan, (N/A + TSFR3M
+ 1.750%)
3.574 02/26/32 468,393
4,938,736 (a),(f) Kaman Corporation, Term Loan B, (TBD) TBD TBD 4,942,514
917,000 (a),(f) Lsf12 Helix Parent LLC, (TBD) TBD TBD 915,281
2,217,921 (a) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6.128 06/21/28 2,221,536
669,593 (a) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M +
2.500%)
6.174 09/26/31 672,104
1,337,558 (a) Oregon Tool, Inc., 2nd Lien Term Loan, (TSFR3M + 4.000%) 8.140 10/15/29 876,100
661,000 (a) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9.228 10/15/29 674,015
234,677 (a),(h) Pinnacle Buyer LLC, Delayed Draw Term Loan 1.250 10/01/32 235,323
1,217,272 (a) Pinnacle Buyer LLC, Term Loan, (TSFR1M + 2.500%) 6.161 10/01/32 1,220,619
2,551,882 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 5.922 01/31/32 2,554,600
8,991,092 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 5.922 04/14/31 9,007,321
1,417,333 (a),(f) QXO Inc, Term Loan B, (TBD) TBD TBD 1,421,763
2,150,238 (a) Resideo Funding Inc., Incremental Term Loan, (TSFR3M +
2.000%)
5.723 08/13/32 2,151,592
2,280,000 (a),(f) RESILIENCE PARENT LLC, (TBD) TBD TBD 2,280,000
7,757,083 (a),(f) TK Elevator Midco GmbH, Term Loan B, (TBD) TBD TBD 7,785,707
1,221,538 (a) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6.172 01/20/32 1,222,179
8,084,820 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6.172 02/28/31 8,090,196
1,911,060 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5.922 03/22/30 1,911,538
5,149,095 (a) TransDigm, Inc., Term Loan M, (TSFR1M + 2.500%) 6.172 08/19/32 5,151,052
617,584 (a) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 7.536 11/20/28 622,272
TOTAL CAPITAL GOODS 100,815,625
COMMERCIAL & PROFESSIONAL SERVICES - 8.7% (5.2% of Total Investments)
7,107,812 (a),(f) Allied Universal Holdco LLC, Term Loan B, (TBD) TBD TBD 7,129,705
1,371,363 (a),(g) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.000%)
5.672 09/29/31 1,373,077
2,541,558 (a),(f) Anticimex International AB, Term Loan, (TBD) TBD TBD 2,550,632
169,138 (a),(h) Archkey Solutions LLC, Delayed Draw Term Loan B 4.250 11/03/31 170,909
1,454,886 (a) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.250%) 7.922 11/03/31 1,470,119
250,000 (a) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7.286 06/02/28 249,949
2,653,744 (a) Creative Artists Agency, LLC , Repriced Term Loan B, (TSFR1M
+ 2.500%)
6.172 10/01/31 2,654,301
1,092,856 (a),(f) CSC SERVICEWORKS EAST LL, (TBD) TBD TBD 1,111,981
2,141,000 (a),(g) Ensemble RCM LLC, (TSFR1M + 3.000%) 6.675 01/28/33 2,122,266
3,040,249 (a) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 6.667 08/01/29 3,018,876
9,067,409 (a) Garda World Security Corporation, Term Loan B, (TSFR3M +
2.750%)
6.421 02/01/29 9,067,409
1,048,000 (a) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.273 03/03/32 1,049,750
1,801,463 (a),(g) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 6.455 07/25/30 1,805,859
1,657,000 (a) Openlane Inc, Term Loan B, (TSFR3M + 2.500%) 6.365 10/08/32 1,660,107
2,802,410 (a) PG Investment Company 59 S.a r.l., Repriced Term Loan B,
(TSFR3M + 2.250%)
5.922 03/26/31 2,806,165
1,334,898 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
5.688 10/15/30 1,334,063
937,638 (a) Prime Security Services Borrower, LLC, Incremental Term Loan
B, (TSFR1M + 1.750%)
5.438 03/08/32 934,319
489,190 (a),(g),(h) Pye-Barker Fire & Safety, LLC, Delayed Draw Term Loan 1.250 12/16/32 490,005
3,273,810 (a),(g) Pye-Barker Fire & Safety, LLC, Term Loan, (TSFR3M + 2.500%) 6.205 12/16/32 3,279,261
3,126,941 (a) Reverb Buyer, Inc., Steerco Term Loan, (TSFR3M + 3.500%) 7.267 11/01/28 2,251,397
485,000 (a) Reworld Holding Corp, First Lien Term Loan B, (TSFR1M +
2.250%)
5.923 01/15/31 485,228
112,527 (a),(g) Reworld Holding Corp, First Lien Term Loan C, (TSFR1M +
2.250%)
5.925 01/15/31 112,574
1,731,663 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 5.921 11/30/28 1,734,910
692,473 (a),(g) Reworld Holding Corp, Term Loan B1, (TSFR1M + 2.250%) 5.925 01/15/31 692,760

Portfolio of Investments January 31, 2026
(continued)
JQC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 698,810 (a) Signal Parent, Inc, Term Loan B, (TSFR3M + 3.500%) 7.267% 04/03/28 $ 521,211
10,844,000 (a),(f) United States, (TBD) TBD TBD 10,566,122
1,879,262 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7.667 04/12/27 594,908
7,681,370 (a),(g) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6.536 03/27/28 7,716,167
2,082,981 (a) XPLOR T1 LLC, Term Loan, (TSFR3M + 3.500%) 7.292 12/01/32 2,046,529
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 71,000,559
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.9% (2.3% of Total
Investments)
375,156 (a) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 7.564 11/08/27 376,036
2,614,999 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.250%) 6.120 10/16/31 2,626,767
4,777,333 (a),(f) CNT Holdings I Corp, Term Loan, (TBD) TBD TBD 4,778,336
250,000 (a) Dealer Tire Financial LLC, (TSFR1M + 3.000%) 6.672 07/02/31 250,416
928,741 (a),(g) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 6.672 06/17/31 902,913
1,365,875 (a),(f) Johnstone Supply LLC, Term Loan B, (TBD) TBD TBD 1,368,060
685,251 (a) Kodiak Building Partners Inc., Term Loan B, (TSFR1M + 3.750%) 7.422 12/04/31 675,103
2,924,903 (a),(g) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
7.521 06/06/31 2,822,824
1,295,160 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + 2.500%) 6.222 04/23/31 1,297,594
4,974,134 (a) Michaels Companies, Inc., Term Loan B, (TSFR3M + 4.250%) 8.184 04/17/28 4,939,738
710,796 (a),(g) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.172 03/27/31 713,128
1,193,000 (a),(g) Park River Holdings Inc, Term Loan, (TSFR3M + 4.500%) 8.161 03/17/31 1,195,613
2,004,000 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7.671 08/18/32 2,005,754
2,950,726 (a),(g) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6.286 10/20/28 2,913,502
3,686,636 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.172 01/30/31 3,689,051
1,150,438 (a) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 6.922 10/29/29 1,149,822
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 31,704,657
CONSUMER DURABLES & APPAREL - 3.7% (2.2% of Total Investments)
3,788,072 (a) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
5.922 12/21/28 3,790,667
8,178,591 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR3M +
3.000%)
6.753 07/31/28 8,190,899
7,400,760 (a),(g) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6.286 05/30/28 7,443,425
794,961 (a),(g) MajorDrive Holdings IV LLC, Term Loan B, (TSFR3M + 4.000%) 7.934 06/01/28 759,188
6,180 (a) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11.286 06/29/28 5,844
1,736,409 (a) Somnigroup International Inc, Term Loan B, (SOFR30A +
2.250%)
5.900 10/24/31 1,751,603
244,601 (a) Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M +
2.750%)
6.422 03/18/30 245,583
1,736,275 (a) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 3.000%) 6.672 08/26/31 1,738,445
4,480,000 (a),(f) Weber-Stephen Products LLC, Term Loan B, (TBD) TBD TBD 4,485,130
1,502,450 (a) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.500%) 8.389 02/20/32 1,508,084
TOTAL CONSUMER DURABLES & APPAREL 29,918,868
CONSUMER SERVICES - 12.0% (7.2% of Total Investments)
8,985,374 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M
+ 1.750%)
5.422 09/23/30 8,976,389
386,917 (a) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.000%)
5.667 06/11/31 374,021
1,866,019 (a) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6.172 05/31/30 1,873,016
3,463,837 (a) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6.172 08/17/28 3,476,826
3,907,003 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5.922 02/06/30 3,891,141
1,903,594 (a) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 5.922 02/06/31 1,894,552
1,365,860 (a),(f) Camelot U.S. Acquisition LLC, Term Loan B, (TBD) TBD TBD 1,263,421
1,445,000 (a) Catawba Nation Gaming Authority, Term Loan B, (TSFR3M +
4.750%)
8.417 03/29/32 1,478,416
3,229,902 (a) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 1.750%)
5.422 03/17/28 3,236,976
3,685,000 (a) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 1.750%) 5.422 09/19/31 3,689,035

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 3,034,096 (a),(f) Element Materials Technology Group US Holdings Inc., Term
Loan, (TBD)
TBD TBD $ 3,050,541
10,500,678 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6.922% 01/29/29 10,491,070
9,800,000 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5.422 11/29/30 9,802,450
2,115,625 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 5.672 06/04/32 2,114,736
1,602,004 (a) GBT US III LLC, Term Loan B, (TSFR3M + 2.000%) 5.668 07/28/31 1,597,494
3,317,582 (a),(f) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029), (TBD) TBD TBD 3,318,876
746,250 (a) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 2.500%)
5.422 05/27/32 749,328
3,231,412 (a) Hilton Domestic Operating Company, Inc., Term Loan B4,
(TSFR1M + 1.750%)
5.423 11/08/30 3,251,608
1,233,888 (a) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
5.672 08/02/28 1,233,228
10,306,013 (a),(g) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6.172 12/16/30 10,318,896
4,608,715 (a) Light and Wonder International, Inc., Term Loan B, (TSFR1M +
2.000%)
5.671 04/16/29 4,608,715
2,424,762 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7.172 11/30/29 2,081,501
5,318,267 (a) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 6.652 04/04/29 5,238,519
2,974,679 (a) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
5.672 12/04/31 2,968,477
6,392,653 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8.022 03/06/28 5,206,816
250,000 (a),(f) Station Casinos LLC, (TBD) TBD TBD 250,516
1,009,185 (a) TKO Worldwide Holdings, LLC, Term Loan, (TSFR3M + 2.000%) 5.868 11/21/31 1,012,520
TOTAL CONSUMER SERVICES 97,449,084
ENERGY - 2.4% (1.4% of Total Investments)
2,250,000 (a) EG America LLC, (TSFR1M + 3.250%) 6.923 01/30/31 2,244,375
2,404,086 (a) EG America LLC, Repriced Term Loan, (TSFR3M + 3.500%) 7.322 02/07/28 2,407,091
3,500,000 (a),(f) Freeport LNG Investments LLLP, (TBD) TBD TBD 3,493,438
3,551,238 (a) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
6.929 11/16/26 3,560,862
3,767,000 (a),(g) New Fortress Energy Inc, Incremental Term Loan B, (TSFR3M +
5.500%)
9.238 10/30/28 1,510,567
3,123,110 (a),(f) Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TBD)
TBD TBD 3,128,528
2,689,845 (a),(g) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.500%)
6.172 11/17/28 2,692,965
250,000 (a) Traverse Midstream Partners LLC, Term Loan, (TSFR3M +
2.500%)
6.167 02/16/28 250,688
TOTAL ENERGY 19,288,514
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0% (0.0% of Total
Investments)
36,040 Office Properties Income Trust 12.000 05/04/26 36,986
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 36,986
FINANCIAL SERVICES - 1.6% (1.0% of Total Investments)
746,231 (a) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 6.422 07/30/31 747,866
408,533 (a) Aragorn Parent Corporation, Repriced Term Loan B, (TSFR1M
+ 3.500%)
7.172 12/15/28 410,575
2,060,000 (a) Beach Acquisition Bidco LLC, Term Loan B, (TSFR3M + 3.250%) 6.922 09/13/32 2,066,438
3,576,662 (a) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 5.410 07/30/32 3,568,096
1,364,688 (a) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 3.000%)
6.637 01/27/32 1,368,782
3,020,507 (a),(c),(i) Ditech Holding Corporation, Term Loan 0.000 06/30/27 302
783,263 (a) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
6.672 03/24/31 781,897
1,083,000 (a),(f) Orion US Finco Inc., First Lien Term Loan, (TBD) TBD TBD 1,084,922
2,877,867 (a) Trans Union, LLC, Term Loan B8, (TSFR1M + 1.750%) 5.422 06/24/31 2,883,061
TOTAL FINANCIAL SERVICES 12,911,939

Portfolio of Investments January 31, 2026
(continued)
JQC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 2.3% (1.4% of Total Investments)
$ 1,933,746 (a) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 6.786% 12/08/28 $ 1,941,404
960,067 (a) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.822%, PIK 7.000%)
10.822 09/30/30 393,628
218,328 (a) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.822%, PIK 7.000%)
10.822 09/30/30 187,762
4,026,000 (a) Froneri Lux Finco Sarl, Term Loan, (TSFR6M + 2.250%) 5.881 09/30/32 4,026,302
1,900,638 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.250%) 5.885 09/30/31 1,899,839
1,422,000 (a) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9.172 01/24/29 1,417,762
4,220,267 (a) Pegasus BidCo BV, Repriced Term Loan B, (TSFR3M + 2.750%) 6.602 07/12/29 4,236,093
64,655 (a),(h) Sauer Brands Inc, Delayed Draw Term Loan 3 .000 02/19/32 64,945
681,918 (a) Sauer Brands Inc, Term Loan B, (TSFR3M + 3.000%) 6.667 02/19/32 684,973
3,494,789 (a),(g) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 5.922 03/31/28 3,499,891
656,751 (a) Wayne Sanderson Farms LLC, Repriced Term Loan B, (TSFR1M
+ 2.000%)
5.677 05/21/32 660,580
TOTAL FOOD, BEVERAGE & TOBACCO 19,013,179
HEALTH CARE EQUIPMENT & SERVICES - 11.2% (6.7% of Total Investments)
792,389 (a) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9.422 12/23/27 772,579
4,495,646 (a),(g) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.250%) 5.922 09/20/32 4,500,703
2,932,884 (a) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M +
3.750%)
7.422 01/15/31 2,958,547
6,107,742 (a) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 7.772 10/01/27 5,860,867
12,769,962 (a) Global Medical Response, Inc., Term Loan B, (TSFR3M +
3.500%)
7.170 09/20/32 12,828,896
4,180,877 (a) LifePoint Health, Inc., First Lien Term Loan B, (TSFR3M +
3.750%)
7.422 05/19/31 4,185,455
256,000 (a) LifePoint Health, Inc., Incremental Term Loan B1, (TSFR3M +
3.500%)
7.152 05/19/31 255,787
2,346,000 (a),(g) Lumexa Imaging, Inc., Term Loan B, (TSFR3M + 3.000%) 6.705 12/17/32 2,359,208
1,111,873 (a) MedAssets Software Intermediate Holdings, Inc., First Out Term
Loan, (TSFR3M + 4.000%)
7.695 12/18/28 976,898
207,860 (a) Medical Solutions Holdings, Inc., First Lien Term Loan, (TSFR3M
+ 3.500%)
7.267 11/01/28 46,638
4,178,363 (a),(e) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.750%) 5.422 10/23/28 4,193,259
604,800 (a),(g),(h) National Mentor Holdings, Inc., Delayed Draw Term Loan 6.000 12/12/30 606,270
1,411,200 (a),(g) National Mentor Holdings, Inc., First Lien Term Loan B,
(TSFR1M + 6.000%)
9.672 12/12/30 1,414,629
113,000 (a) National Mentor Holdings, Inc., Term Loan B, (TSFR1M +
6.000%)
9.672 12/12/30 113,275
1,714,000 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.750%)
7.417 08/06/32 1,719,176
3,850,350 (a) Opal Bidco SAS, First Lien Term Loan B, (TSFR3M + 3.000%) 6.686 04/23/32 3,854,778
780,584 (a),(g) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.500%) 6.175 03/17/31 781,505
10,578,983 (a),(g) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6.172 02/21/31 10,576,602
4,187,133 (a),(g) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8.172 06/30/32 4,195,360
271,040 (a) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 9.433%, PIK 1.000%)
5.217 06/28/28 281,317
4,439,408 (a) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 7.433%, PIK 1.500%)
4.467 06/28/28 4,324,716
1,568,030 (a) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 7.672 09/30/30 1,570,829
11,934,472 (a),(f) Surgery Center Holdings, Inc., Term Loan B, (TBD) TBD TBD 11,966,576
6,269,750 (a),(f) Team Health Holdings, Inc., Term Loan B, (TBD) TBD TBD 6,285,926
1,789,457 (a),(g) Upstream Newco, Inc., Term Loan, (TSFR3M + 4.250%), (cash
7.925%, PIK 1.500%)
7.918 11/20/29 1,622,277
2,560,264 (a),(f) Viant Medical Holdings, Inc., Term Loan B, (TBD) TBD TBD 2,560,802
TOTAL HEALTH CARE EQUIPMENT & SERVICES 90,812,875
HOUSEHOLD & PERSONAL PRODUCTS - 0.1% (0.1% of Total Investments)
1,166,884 (a) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7.434 05/16/28 1,171,720
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,171,720

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 9.7% (5.8% of Total Investments)
$ 11,079,943 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6.672% 11/06/30 $ 11,061,938
3,561,075 (a) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6.422 05/28/32 3,556,339
10,146,775 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.172 09/19/31 10,129,322
2,259,700 (a) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.000%) 5.672 01/30/32 2,258,242
3,011,863 (a),(g) Asurion LLC, Term Loan B10, (TSFR1M + 4.000%) 7.772 08/21/28 3,019,393
164,617 (a) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8.022 08/21/28 165,079
5,423,660 (a) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 7.922 09/19/30 5,437,219
13,998,972 (a),(e),(g) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.192 06/16/31 13,940,877
250,000 (a),(f) Evertec Group, LLC, Term Loan B, (TBD) TBD TBD 250,729
7,326,743 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5.920 06/20/30 7,336,048
488,219 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5.672 09/15/31 488,931
4,375,011 (a),(g) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.172 07/31/31 4,364,423
2,993,125 (a) Trucordia Insurance Holdings LLC, Term Loan B, (TSFR1M +
3.250%)
6.922 06/17/32 2,980,045
6,183,669 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6.422 05/06/31 6,177,888
1,066,338 (a),(f) USI, Inc., Term Loan C, (TBD) TBD TBD 1,065,405
6,337,823 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5.922 11/23/29 6,339,154
TOTAL INSURANCE 78,571,032
MATERIALS - 4.7% (2.8% of Total Investments)
706,576 (a) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 6.422 08/19/30 709,007
1,003,069 (a),(g) Berlin Packaging LLC, Term Loan B7, (TSFR3M + 3.250%) 6.916 06/09/31 1,003,240
3,962,000 (a) BradyPlus Holdings LLC, Term Loan B, (TSFR3M + 3.500%) 7.172 12/29/32 3,945,478
819,155 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
6.847 04/13/29 816,428
7,441,396 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
6.922 04/01/32 7,413,528
203,973 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M +
2.000%)
5.667 06/12/31 204,261
931,672 (a) Fortis 333, Inc., Term Loan B, (TSFR3M + 3.500%) 7.172 04/02/32 924,218
1,350,000 (a),(f) Graham Packaging Co Inc, (TBD) TBD TBD 1,350,493
1,668,373 (a),(i) Klockner Pentaplast of America Inc, (TSFR6M + 4.725%) 0.000 02/09/26 258,598
1,023,382 (a) Klockner-Pentaplast of America, Inc., PIK DIP New Money Term
Loan, (TSFR6M + 3.000%), (cash 6.675%, PIK 3.000%)
6.675 08/07/26 919,335
1,539,700 (a) Klockner-Pentaplast of America, Inc., PIK DIP Roll-Up Term
Loan, (TSFR3M + TSFR6M + 4.500%), (cash 9.675%, PIK
6.000%)
9.675 08/07/26 1,383,158
5,396,925 (a) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 7.036 04/03/28 5,403,671
475,358 (a) Nouryon Finance B.V., Term Loan B2, (TSFR3M + 3.250%) 6.917 04/03/28 475,581
4,652,000 (a) Qnity Electronics Inc, Term Loan B, (TSFR6M + 2.000%) 5.698 11/01/32 4,679,633
1,720,000 (a) Solstice Advanced Materials Inc, Term Loan B, (TSFR3M +
1.750%)
5.417 10/29/32 1,730,217
780,591 (a),(g) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.500%) 7.172 04/21/31 782,862
5,949,206 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6.922 03/03/31 5,648,652
46,070 (a),(h) USALCO, LLC, Delayed Draw Term Loan 1 .000 09/30/31 46,070
442,690 (a) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7.172 09/30/31 442,690
TOTAL MATERIALS 38,137,120
MEDIA & ENTERTAINMENT - 6.9% (4.2% of Total Investments)
1,550,348 (a),(g) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8.163 10/28/27 1,315,641
2,464,750 (a) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 7.797 04/28/28 2,467,831
485,803 (a) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8.735 10/31/28 486,410
6,436,297 (a) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9.047 05/14/29 6,452,387
7,117,153 (a),(f) Altice France S.A., Term Loan B14, (TBD) TBD TBD 7,238,714
2,903,336 (a) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10.675 01/04/29 2,890,082
2,172,035 (a) Cengage Learning, Inc., Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6.998 03/24/31 2,172,709
250,000 (a),(f) Century De Buyer LLC, Term Loan B, (TBD) TBD TBD 248,500
2,195,548 (a),(f) Cinemark USA, Inc., Term Loan B, (TBD) TBD TBD 2,201,234

Portfolio of Investments January 31, 2026
(continued)
JQC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 4,345,965 (a) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
7.786% 08/23/28 $ 4,356,069
1,375,280 (a) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7.272 06/18/29 1,289,325
5,282,002 (a) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8.188 12/02/31 5,160,543
2,542,256 (a),(g) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 8.250 04/15/27 2,275,955
294,642 (a) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9.540 06/30/28 298,449
844,577 (a) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7.140 11/30/29 812,905
1,262,000 (a),(f) Houghton Mifflin Harcourt Co, (TBD) TBD TBD 1,135,207
2,230,998 (a),(f) iHeartCommunications, Inc., Term Loan, (TBD) TBD TBD 2,047,554
1,458,730 (a) McGraw-Hill Global Education Holdings, LLC, First Lien Term
Loan B, (TSFR1M + 2.750%)
6.422 08/06/31 1,467,621
2,111,000 (a),(g) NEP Group, Inc., Term Loan B, (TSFR1M + 4.500%) 8.172 10/17/31 1,940,199
1,953,207 (a) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.822 02/10/31 1,957,602
2,581,000 (a),(f) Radiate Holdco LLC, (TBD) TBD TBD 2,231,765
2,154,148 (a) Sinclair Television Group Inc., Term Loan B6, (TSFR1M +
3.300%)
7.234 12/31/29 1,868,723
250,000 (a),(f) Sunrise Financing Partnership, Term Loan AAA, (TBD) TBD TBD 249,784
120,000 (a) Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%) 7.052 03/31/31 118,162
3,809,710 (a) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6.929 12/11/28 3,523,982
TOTAL MEDIA & ENTERTAINMENT 56,207,353
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1% (4.2% of Total
Investments)
748,125 (a) Amneal Pharmaceuticals LLC, Term Loan B, (TSFR1M + 3.500%) 7.172 08/02/32 751,866
8,453,389 (a),(f) Bausch Health Companies Inc., Term Loan B, (TBD) TBD TBD 8,263,187
3,000,000 (a),(f) BioMarin Pharmaceutical Inc, (TBD) TBD TBD 3,007,500
1,860,000 (a) Genmab AS, Term Loan B, (TSFR3M + 3.000%) 6.733 12/13/32 1,869,133
17,089,000 (a),(f) HOPPER MERGER SUB INC, (TBD) TBD TBD 16,985,441
7,310,593 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
5.922 05/05/28 7,340,018
1,306,742 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5.922 05/19/31 1,269,173
16,769,658 (a) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.750%)
6.422 12/12/31 16,790,620
1,136,723 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5.672 04/20/29 1,137,200
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 57,414,138
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6% (0.4% of Total Investments)
2,241,567 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6.172 01/31/30 2,255,577
2,118,750 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B3,
(TSFR1M + 2.750%)
6.422 01/31/30 2,137,300
247,000 (a) Learning Care Group US No 2 Inc, (TSFR1M + 4.000%) 7.699 08/11/28 187,720
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,580,597
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (0.3% of Total
Investments)
4,603,637 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6.411 11/13/31 4,543,214
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,543,214
SOFTWARE & SERVICES - 20.8% (12.4% of Total Investments)
2,218,123 (a),(g) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 2.500%) 6.172 02/03/31 2,187,624
2,158,878 (a),(g) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9.036 01/22/29 2,161,577
2,940,243 (a) Avalara, Inc, Term Loan, (TSFR3M + 2.750%) 6.422 03/29/32 2,888,789
6,143,925 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.216%,
PIK 7.500%)
11.172 08/01/28 5,660,091
2,437,765 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR3M + 2.750%) 6.417 11/25/31 2,431,415
10,742,916 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6.822 07/30/31 10,366,914
1,255,732 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 5.672 01/23/32 1,247,883
250,000 (a) Clearwater Analytics, LLC, Term Loan B, (TSFR1M + 2.000%) 5.673 04/21/32 250,235
649,000 (a) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6.922 03/24/31 631,153

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 1,399,288 (a),(g) Cloud Software Group, Inc., Term Loan B (2032), (TSFR3M +
3.250%)
6.922% 08/13/32 $ 1,361,388
1,973,479 (a) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
6.450 03/29/32 1,831,389
3,570,730 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.450 05/01/31 3,314,102
581,141 (a),(c) Cyxtera DC Holdings, Inc., Term Loan B 0.000 07/16/26 3,196
4,003,545 (a) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6.898 10/09/31 3,912,625
294,000 (a) Disco Parent, Inc., Term Loan B, (TSFR3M + 3.000%) 6.822 08/06/32 292,897
435,841 (a) Drake Software, LLC, Term Loan B, (TSFR3M + 4.250%) 7.922 06/26/31 421,676
7,191,237 (a),(e) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.500%)
6.172 10/09/29 7,126,516
602,401 (a),(f) EP Purchaser LLC, (TBD) TBD TBD 367,465
351,000 (a),(f) EP Purchaser LLC, (TBD) TBD TBD 218,848
9,967,083 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.172 05/30/31 9,915,703
2,060,229 (a) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6.675 06/27/31 2,026,750
2,855,569 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5.422 09/12/29 2,830,583
6,285,291 (a) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6.172 01/30/32 6,161,565
1,111,614 (a) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6.417 12/08/31 1,092,161
4,168,500 (a) Kaseya Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 6.672 03/22/32 4,026,521
6,978,437 (a) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 6.672 03/01/29 6,202,086
747,538 (a) Mitchell International, Inc., Term Loan, (TSFR1M + 3.000%) 6.672 06/17/31 733,054
6,628,503 (a),(g) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5.422 01/31/30 6,541,935
9,031,165 (a),(g) Peraton Corp., Term Loan B, (TSFR3M + 3.750%) 7.517 02/01/28 8,359,472
1,570,000 (a) Ping Identity Corporation, Term Loan, (TSFR3M + 2.750%) 6.625 11/15/32 1,560,187
1,488,769 (a) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
2.750%)
6.422 11/03/31 1,483,186
4,085,443 (a) Press Ganey Holdings, Inc., Repriced Term Loan B, (TSFR1M +
3.000%)
6.672 04/30/31 4,091,101
4,405,807 (a) Proofpoint, Inc., Repriced Term Loan, (TSFR3M + 3.000%) 6.916 08/31/28 4,382,412
3,466,849 (a) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10.045 05/15/28 3,437,329
6,514,324 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6.545 05/15/28 1,800,396
965,203 (a) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7.422 11/28/28 925,089
2,801,790 (a) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 5.672 05/09/31 2,804,970
1,702,711 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7 .572 10/03/31 1,677,170
4,820,561 (a) Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M +
1.750%)
5.422 08/31/28 4,437,592
14,898,732 (a),(e) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.167 02/10/31 14,560,382
2,704,114 (a) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M +
4.000%)
7.928 04/24/28 2,300,863
676,617 (a) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 5.917 04/14/31 671,119
1,312,150 (a) World Wide Technology Holding Co. LLC, Repriced Term Loan
B, (TSFR1M + 2.000%)
5.672 03/01/30 1,318,711
5,666,000 (f) X Corp, (TBD) TBD TBD 5,874,226
18,068,963 (a),(e),(g) X Corp., Term Loan, (TSFR3M + 6.500%) 10.417 10/29/29 18,067,065
4,874,207 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6.422 09/28/29 4,762,100
TOTAL SOFTWARE & SERVICES 168,719,511
TECHNOLOGY HARDWARE & EQUIPMENT - 1.7% (1.0% of Total Investments)
1,181,030 (a) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 6.421 11/30/29 1,153,612
1,298,871 (a) Ingram Micro Inc., Term Loan, (TSFR1M + 2.250%) 5.923 09/22/31 1,304,561
850,000 (a) Spectris Plc, Term Loan, (TSFR3M + 2.750%) 6.490 12/06/32 852,660
5,202,521 (a) Verifone Systems, Inc., Term Loan, (TSFR3M + 5.250%) 9.178 08/21/28 4,825,338
285,779 (a) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.286 03/05/29 285,735
5,583,162 (a) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.286 05/30/30 5,572,108
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,994,014
TELECOMMUNICATION SERVICES - 6.0% (3.6% of Total Investments)
249,370 (a),(f) Cablevision Lightpath LLC, (TBD) TBD TBD 249,449
1,406,368 (a) Cincinnati Bell, Inc., Term Loan B4, (TSFR1M + 2.250%) 5.922 11/24/28 1,404,174
1,690,098 (a) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8.172 09/28/29 1,687,986

Portfolio of Investments January 31, 2026
(continued)
JQC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 7,757,483 (a),(g) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
TSFR3M + 4.250%)
7.942% 04/03/31 $ 7,112,099
3,717,000 (a) Digicel International Finance Limited, Term Loan B, (TSFR3M +
5.250%)
9.023 08/09/32 3,735,585
1,418,000 (a) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5.922 09/20/30 1,349,128
2,328,000 (a),(g) Level 3 Financing Inc., Repriced Term Loan B4, (TSFR1M +
3.250%)
6.922 03/29/32 2,334,402
2,560,441 (a),(g) Lumen Technologies, Inc., Extended Term Loan B1, (TSFR1M +
2.350%)
6.136 04/16/29 2,558,047
3,656,955 (a),(f) Lumen Technologies, Inc., Extended Term Loan B2, (TBD) TBD TBD 3,653,535
4,509,052 (a) Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%) 9.716 06/01/28 4,534,415
4,826,000 (a) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6.834 12/07/26 3,836,670
2,909,000 (a) Windstream Services LLC, Term Loan B, (TSFR1M + 4.000%) 7.672 10/06/32 2,916,272
14,170,058 (a),(g) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%) 3.643 03/11/30 13,663,266
TOTAL TELECOMMUNICATION SERVICES 49,035,028
TRANSPORTATION - 2.2% (1.3% of Total Investments)
505,988 (a) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5.417 03/21/31 506,873
2,762,480 (a),(g) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5.918 04/20/28 2,768,239
4,651,083 (a),(g) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.500%)
6 .208 07/01/31 4,657,874
2,143,528 (a) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6.172 07/01/31 2,149,423
2,917,367 (a) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6.172 09/23/31 2,922,502
1,861,606 (a) PODS, LLC, Term Loan B, (TSFR1M + 3.000%) 6.786 03/31/28 1,852,298
1,500,000 (a) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.250%) 5.917 04/09/32 1,500,315
1,660,074 (a) WestJet Loyalty LP, Term Loan B, (TSFR3M + 2.750%) 6.422 02/14/31 1,653,326
TOTAL TRANSPORTATION 18,010,850
UTILITIES - 2.9% (1.8% of Total Investments)
2,461,658 (a),(f) Cornerstone Generation LLC, (TBD) TBD TBD 2,483,714
250,000 (a),(f) Hamilton Projects Acquiror, LLC , Repriced Term Loan B, (TBD) TBD TBD 251,651
1,297,471 (a) Invenergy Thermal Operating I LLC, Term Loan B, (SOFR90A +
2.750%)
6.410 05/06/32 1,313,417
81,875 (a) Invenergy Thermal Operating I LLC, Term Loan C, (SOFR90A +
2.750%)
6.410 05/06/32 82,881
1,492,405 (a) NRG Energy, Inc., Term Loan, (TSFR1M + TSFR3M + 1.750%) 5.522 04/16/31 1,495,949
6,430,050 (a) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M
+ 2.500%)
6.353 12/15/31 6,443,135
7,490,773 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.353 05/17/30 7,504,145
3,691,000 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.000%) 5.672 11/26/32 3,696,536
297,112 (a),(e) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
5.422 12/20/30 297,925
TOTAL UTILITIES 23,569,353
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,000,528,691) 994,438,155
SHARES DESCRIPTION VALUE
46 WARRANTS - 0.0% (0.0% of Total Investments) 46
MEDIA & ENTERTAINMENT - 0.0% (0.0% of Total Investments)
4,644 (c) Tenerity Inc 46
TOTAL MEDIA & ENTERTAINMENT 46
TOTAL WARRANTS
(Cost $1,087,698) 46
TOTAL LONG-TERM INVESTMENTS
(Cost $1,288,075,021) 1,274,388,222

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  10.2%(6.1% of Total Investments)
INVESTMENT COMPANIES - 10.2% (6.1% of Total Investments) –
82,579,358 BlackRock Liquidity Funds T-Fund 4.517(j) $ 82,579,358
TOTAL INVESTMENT COMPANIES
(Cost $82,579,358) 82,579,358
TOTAL SHORT-TERM INVESTMENTS
(Cost $82,579,358) 82,579,358
TOTAL INVESTMENTS - 167.0%
(Cost $1,370,654,379) 1,356,967,580
BORROWINGS - (26.0)% (k),(l) (211,600,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (17.5)%(m) (142,553,090)
TFP SHARES, NET - (17.2)%(n) (139,364,423)
OTHER ASSETS & LIABILITIES, NET -   (6.3)% (50,996,911)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 812,453,156
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $213,123,373 or 15.7% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $205,081,146 have been pledged as collateral for reverse repurchase agreements.
(f) When-issued or delayed delivery security.
(g) Portion of investment purchased on a delayed delivery basis.
(h) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(k) Borrowings as a percentage of Total Investments is 15.6%.
(l) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(m) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.5%.
(n) TFP Shares, Net as a percentage of Total Investments is 10.3%.

Portfolio of Investments January 31, 2026
JPC
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 157.1% (99.6% of Total Investments)
2,940 COMMON STOCKS - 0.0% (0.0% of Total Investments) 2,940
MATERIALS - 0.0% (0.0% of Total Investments)
60 LyondellBasell Industries NV, Class A $ 2,940
TOTAL MATERIALS 2,940
TOTAL COMMON STOCKS
(Cost $0) 2,940
SHARES DESCRIPTION RATE VALUE
22032442 CONVERTIBLE PREFERRED SECURITIES - 0.7% (0.4% of Total Investments) 22032442
BANKS - 0.7% (0.4% of Total Investments)
5,849 Bank of America Corp 7.250% 7,287,854
11,949 Wells Fargo & Co 7.500 14,744,588
TOTAL BANKS 22,032,442
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $24,885,224) 22,032,442
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4237279689 CORPORATE BONDS - 141.1% (89.5% of Total Investments) (a) 4237279689
AUTOMOBILES & COMPONENTS - 0.8% (0.5% of Total Investments)
$ 16,352,000 (b),(c) General Motors Financial Co Inc 5.750 N/A 16,258,174
8,914,000 (b),(c) General Motors Financial Co Inc 5.700 N/A 8,957,626
TOTAL AUTOMOBILES & COMPONENTS 25,215,800
BANKS - 82.5% (52.3% of Total Investments)
5,445,000 (b),(d),(e) Australia & New Zealand Banking Group Ltd/United Kingdom 6.750 N/A 5,488,462
37,869,000 (b),(e) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 42,369,011
20,330,000 (b),(e),(f) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 20,575,119
13,800,000 (b),(e),(f) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 14,845,736
26,519,800 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 28,697,924
6,440,000 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 6,656,068
3,120,000 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7.625 N/A 3,210,386
49,600,000 (b),(e) Banco Santander SA 9.625 N/A 59,861,149
61,000,000 (b),(e) Banco Santander SA 8.000 N/A 67,247,437
6,800,000 (b),(c) Bank of America Corp 6.300 N/A 6,818,401
47,134,000 (b),(c) Bank of America Corp 6.125 N/A 47,738,399
44,725,000 (b),(c) Bank of America Corp 6.625 N/A 46,469,991
22,872,000 (b),(c) Bank of America Corp 6.250 N/A 23,280,282
11,420,000 (b),(c) Bank of America Corp 4.375 N/A 11,361,278
24,483,000 (c) Bank of Montreal 7.300 11/26/84 26,119,493
21,308,000 (c) Bank of Montreal 6.875 11/26/85 21,938,759
8,880,000 (c) Bank of Montreal 7.700 05/26/84 9,442,699
10,550,000 (c),(f) Bank of Nova Scotia/The 8.625 10/27/82 11,172,503
15,800,000 (c) Bank of Nova Scotia/The 6.875 10/27/85 16,223,566
10,625,000 (c),(f) Bank of Nova Scotia/The 8.000 01/27/84 11,376,070
30,508,000 (b),(e) Barclays PLC 8.000 N/A 32,614,394
82,251,000 (b),(e),(f) Barclays PLC 9.625 N/A 93,540,197
11,522,000 (b),(e) Barclays PLC 7.625 N/A 12,418,181
12,749,000 (b),(d),(e) BNP Paribas SA 7.375 N/A 13,465,787
56,473,000 (b),(d),(e),(f) BNP Paribas SA 8.000 N/A 61,522,307
37,327,000 (b),(d),(e) BNP Paribas SA 8.500 N/A 39,969,528
30,155,000 (b),(d),(e),(f) BNP Paribas SA 9.250 N/A 32,207,952
42,151,000 (b),(d),(e) BNP Paribas SA 7.750 N/A 44,769,125
16,286,000 (b),(d),(e) BNP Paribas SA 7.450 N/A 17,177,431
10,329,000 (c) Canadian Imperial Bank of Commerce 6.500 07/28/86 10,358,269
19,585,000 (c) Canadian Imperial Bank of Commerce 7.000 10/28/85 20,348,502
21,630,000 (c) Canadian Imperial Bank of Commerce 6.950 01/28/85 22,315,152
13,084,000 (b),(c) Citigroup Inc 6.875 N/A 13,366,042
21,433,000 (b),(c) Citigroup Inc 6.250 N/A 21,559,626
11,606,000 (b),(c) Citigroup Inc 7.375 N/A 12,017,754
44,617,000 (b),(c),(g) Citigroup Inc 7.625 N/A 46,782,932

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 38,257,000 (b),(c),(g) Citigroup Inc 7.125 % N/A $ 39,595,153
18,072,000 (b),(c),(f) Citigroup Inc 7.000 N/A 18,922,078
10,825,000 (b),(c) Citigroup Inc 6.625 N/A 11,022,817
12,700,000 (b),(c) Citigroup Inc 6.950 N/A 13,082,626
6,409,000 (b),(c),(h) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.068 N/A 6,378,177
7,000,000 (b),(c),(h) Citizens Financial Group Inc (TSFR3M + 3.265%) 6.914 N/A 6,998,530
44,807,000 (b),(d),(e),(f) Credit Agricole SA 7.125 N/A 46,850,423
39,041,000 (b),(d),(e),(g) Credit Agricole SA 6.700 N/A 39,924,264
16,531,000 (b),(c),(h) Fifth Third Bancorp (TSFR3M + 3.295%) 6.967 N/A 16,579,618
20,549,000 (b),(c),(f),(h) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7.957 N/A 21,000,749
12,521,000 (b),(c) First Citizens BancShares Inc/NC 7.000 N/A 12,802,046
67,864,000 (b),(e),(f),(g) HSBC Holdings PLC 6.950 N/A 71,456,692
37,770,000 (b),(e),(g) HSBC Holdings PLC 8.000 N/A 39,748,619
12,363,000 (b),(e) HSBC Holdings PLC 6.500 N/A 12,641,044
13,942,000 (b),(e) HSBC Holdings PLC 6.950 N/A 14,508,951
22,328,000 (b),(e),(g) HSBC Holdings PLC 6.875 N/A 23,068,196
23,540,000 (b),(c) Huntington Bancshares Inc/OH 5.625 N/A 23,927,776
21,012,000 (b),(c) Huntington Bancshares Inc/OH 6.250 N/A 21,008,340
55,681,000 (b),(e),(f) ING Groep NV 7.000 N/A 58,260,422
47,335,000 (b),(e) ING Groep NV, Reg S 7.500 N/A 49,400,560
3,600,000 (c),(f) JPMorgan Chase & Co 8.750 09/01/30 4,233,158
33,300,000 (b),(c),(g) JPMorgan Chase & Co 6.500 N/A 34,649,351
13,830,000 (b),(c) JPMorgan Chase & Co 3.650 N/A 13,817,976
67,326,000 (b),(c),(g) JPMorgan Chase & Co 6.875 N/A 71,026,102
8,000,000 (c),(f) KeyCorp Capital III 7.750 07/15/29 8,562,480
53,461,000 (b),(e),(g) Lloyds Banking Group PLC 8.000 N/A 58,032,129
25,437,000 (b),(e) Lloyds Banking Group PLC 6.750 N/A 26,458,957
2,395,000 (b),(c) M&T Bank Corp 5.125 N/A 2,391,216
5,960,000 (b),(c) M&T Bank Corp 3.500 N/A 5,853,727
10,555,000 (b),(d),(e) Macquarie Bank Ltd/London 6.125 N/A 10,707,731
70,914,000 (b),(e),(f),(g) NatWest Group PLC 8.125 N/A 80,150,549
26,710,000 (b),(e) NatWest Group PLC 7.300 N/A 28,353,146
9,865,000 (b),(d),(e) Nordea Bank Abp 6.300 N/A 10,085,868
23,618,000 (b),(d),(e) Nordea Bank Abp 6.750 N/A 24,265,676
39,650,000 (b),(c),(g) PNC Financial Services Group Inc/The 6.250 N/A 40,951,947
19,180,000 (b),(c) PNC Financial Services Group Inc/The 6.200 N/A 19,472,975
9,520,000 (b),(c) PNC Financial Services Group Inc/The 3.400 N/A 9,372,883
7,265,000 (b),(c) PNC Financial Services Group Inc/The 6.000 N/A 7,311,627
21,448,000 (c) Royal Bank of Canada 6.750 08/24/85 22,179,870
20,754,000 (c) Royal Bank of Canada 6.500 05/24/86 20,739,206
36,067,000 (b),(d),(e) Societe Generale SA 9.375 N/A 38,523,126
9,850,000 (b),(d),(e) Societe Generale SA 8.500 N/A 10,944,288
31,029,000 (b),(d),(e) Societe Generale SA 7.125 N/A 30,933,611
41,677,000 (b),(d),(e) Societe Generale SA 10.000 N/A 46,384,501
24,100,000 (b),(c),(d) Standard Chartered PLC 7.014 N/A 25,511,609
10,725,000 (b),(d),(e),(g) Standard Chartered PLC 7.750 N/A 11,169,305
17,919,000 (c) Toronto-Dominion Bank/The 6.350 10/31/85 18,210,417
34,690,000 (c) Toronto-Dominion Bank/The 8.125 10/31/82 36,344,678
73,333,000 (b),(c),(g) Truist Financial Corp 6.669 N/A 73,451,506
8,007,000 (b),(c),(g) Truist Financial Corp 5.100 N/A 8,059,029
33,839,000 (b),(c),(f) Wells Fargo & Co 3.900 N/A 33,801,503
32,797,000 (b),(c),(g) Wells Fargo & Co 7.625 N/A 34,930,248
26,000,000 (c),(f) Wells Fargo & Co 7.950 11/15/29 29,198,032
56,669,000 (b),(c),(f),(g) Wells Fargo & Co 6.850 N/A 59,266,963
TOTAL BANKS 2,477,848,383
CAPITAL GOODS - 1.5% (1.0% of Total Investments)
8,660,000 (b),(c) Air Lease Corp 4.650 N/A 8,617,230
5,325,000 (b),(c) Air Lease Corp 4.125 N/A 5,275,426
18,086,000 (b),(c) Air Lease Corp 6.000 N/A 17,410,273
1,960,000 (c),(d) ILFC E-Capital Trust I 6.270 12/21/65 1,687,140
15,131,000 (c),(d) ILFC E-Capital Trust II 6.600 12/21/65 13,268,222
TOTAL CAPITAL GOODS 46,258,291

Portfolio of Investments January 31, 2026
(continued)
JPC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 8.1% (5.1% of Total Investments)
$ 4,043,000 (c) Enbridge Inc 5.500% 07/15/77 $ 4,041,051
14,823,000 (c) Enbridge Inc 5.750 07/15/80 15,003,707
19,015,000 (c) Enbridge Inc 7.625 01/15/83 20,743,350
1,900,000 (c) Enbridge Inc 8.250 01/15/84 2,030,923
48,218,000 (c) Enbridge Inc 8.500 01/15/84 55,177,159
2,986,000 (b),(c) Energy Transfer LP 6.625 N/A 3,021,136
40,246,000 (b),(c) Energy Transfer LP 7.125 N/A 41,569,409
4,564,000 (b),(c) Energy Transfer LP 6.500 N/A 4,585,086
5,485,000 (c),(f) Energy Transfer LP 8.000 05/15/54 5,861,222
21,310,000 (c) Energy Transfer LP 6.750 02/15/56 21,461,898
8,263,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 8,734,793
15,985,000 (b),(c),(d) Sunoco LP 7.875 N/A 16,465,030
4,145,000 (c),(f) Transcanada Trust 5.875 08/15/76 4,154,844
17,785,000 (c) Transcanada Trust 5.600 03/07/82 17,705,442
24,210,000 (b),(c),(d) Venture Global LNG Inc 9.000 N/A 21,298,100
TOTAL ENERGY 241,853,150
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5% (0.3% of Total
Investments)
16,100,000 (c),(d),(f) Scentre Group Trust 2 5.125 09/24/80 16,206,952
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 16,206,952
FINANCIAL SERVICES - 20.4% (12.9% of Total Investments)
23,817,000 (c),(f) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 24,933,063
20,900,000 (c),(f) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.500 01/31/56 21,492,222
12,285,000 (b),(c) Ally Financial Inc 4.700 N/A 12,210,247
15,739,000 (b),(c),(f) Ally Financial Inc 4.700 N/A 15,085,979
10,060,000 (b),(c),(d) American AgCredit Corp 5.250 N/A 9,909,100
5,440,000 (b),(c),(d) Capital Farm Credit ACA 5.000 N/A 5,419,600
2,410,000 (b),(c) Capital One Financial Corp 5.500 N/A 2,418,360
17,115,000 (b),(c),(f) Capital One Financial Corp 3.950 N/A 16,988,436
41,640,000 (b),(c),(g) Charles Schwab Corp/The 4.000 N/A 41,474,048
2,400,000 (b),(c),(d) Compeer Financial ACA 4.875 N/A 2,355,120
15,890,000 (b),(c),(d) Compeer Financial ACA 7.875 N/A 16,346,838
3,989,000 (c),(f) Corebridge Financial Inc 6.875 12/15/52 4,096,858
12,473,000 (b),(c) Corebridge Financial Inc 6.875 N/A 12,959,048
27,270,000 (i) Credit Suisse Group AG 0.000 01/17/72 9,271,800
19,307,000 (i) Credit Suisse Group AG 7.500 06/11/72 6,564,380
11,045,000 (i) Credit Suisse Group AG 6.380 02/21/72 3,755,300
19,725,000 (i) Credit Suisse Group AG 7.250 03/12/72 6,706,500
12,740,000 (i) Credit Suisse Group AG 7.500 01/17/72 4,331,600
36,400,000 (b),(e) Deutsche Bank AG, Reg S 8.130 N/A 39,218,707
33,976,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 35,866,459
3,347,000 (b),(c) Goldman Sachs Group Inc/The 5.300 N/A 3,352,723
26,003,000 (b),(c),(g) Goldman Sachs Group Inc/The 6.850 N/A 27,099,500
27,992,000 (b),(c) Goldman Sachs Group Inc/The 6.125 N/A 28,520,277
35,550,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 37,602,753
10,200,000 (b),(e) Julius Baer Group Ltd, Reg S 7.500 N/A 10,673,739
10,116,000 (b),(e) Nomura Holdings Inc 7.000 N/A 10,509,654
18,445,000 (b),(c) State Street Corp 6.700 N/A 19,132,224
7,781,000 (b),(d),(e) UBS Group AG 7.000 N/A 7,908,251
53,767,000 (b),(d),(e),(g) UBS Group AG 9.250 N/A 62,884,789
35,350,000 (b),(d),(e) UBS Group AG 9.250 N/A 38,594,474
41,104,000 (b),(d),(e) UBS Group AG 7.750 N/A 44,075,860
29,627,000 (b),(c) Voya Financial Inc 7.758 N/A 31,260,692
TOTAL FINANCIAL SERVICES 613,018,601
FOOD, BEVERAGE & TOBACCO - 2.4% (1.5% of Total Investments)
12,605,000 (b),(c),(d) Dairy Farmers of America Inc 7.125 N/A 12,636,512
30,110,000 (b),(c),(d) Land O' Lakes Inc 8.000 N/A 30,108,594
16,840,000 (b),(c),(d) Land O' Lakes Inc 7.250 N/A 15,408,134
15,283,000 (b),(c),(d) Land O' Lakes Inc 7.000 N/A 13,640,078
TOTAL FOOD, BEVERAGE & TOBACCO 71,793,318

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.4% (0.3% of Total Investments)
$ 7,397,000 (c),(f) CVS Health Corp 6.750% 12/10/54 $ 7,689,833
4,200,000 (c),(f) CVS Health Corp 7.000 03/10/55 4,395,913
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,085,746
INSURANCE - 13.2% (8.4% of Total Investments)
16,663,000 (c) American National Group Inc 7.000 12/01/55 16,828,130
20,974,000 (c),(f) Assurant Inc 7.000 03/27/48 21,595,182
19,509,000 (c),(d) Assured Guaranty Municipal Holdings Inc 6.400 12/15/66 18,287,018
4,395,000 (c),(f) AXIS Specialty Finance LLC 4.900 01/15/40 4,241,863
21,454,000 (c),(f) Corebridge Financial Inc 6.375 09/15/54 21,918,600
15,713,000 (c),(f) Enstar Finance LLC 5.500 01/15/42 15,609,151
9,348,000 (c),(d),(f) Enstar Group Ltd 7.500 04/01/45 9,733,035
2,670,000 (c),(d) Fidelis Insurance Holdings Ltd 6.625 04/01/41 2,664,836
19,860,000 (c),(d),(f) Liberty Mutual Group Inc 7.800 03/15/37 22,769,874
6,150,000 (c),(d),(f) Liberty Mutual Insurance Co 7.697 10/15/97 6,786,480
20,900,000 (c),(d),(f) MetLife Capital Trust IV 7.875 12/15/37 23,131,786
10,425,000 (c),(f) MetLife Inc 6.350 03/15/55 10,948,981
46,259,000 (c),(d),(f) MetLife Inc 9.250 04/08/38 55,487,948
5,165,000 (c) MetLife Inc 10.750 08/01/39 6,885,823
31,538,000 (c),(f) Nationwide Financial Services Inc 6.750 05/15/37 31,591,463
20,525,000 (d) Omnis Funding Trust 6.722 05/15/55 21,565,417
14,520,000 (c) PartnerRe Finance B LLC 4.500 10/01/50 13,717,561
13,209,000 (b),(e) Phoenix Group Holdings PLC, Reg S 8.500 N/A 14,330,444
8,238,000 (c) Provident Financing Trust I 7.405 03/15/38 8,899,440
8,462,000 (c),(f) Prudential Financial Inc 6.500 03/15/54 8,908,912
3,000,000 (c),(g) Prudential Financial Inc 6.000 09/01/52 3,097,059
4,295,000 (c),(g) Prudential Financial Inc 5.125 03/01/52 4,242,057
5,000,000 (c) QBE Insurance Group Ltd, Reg S 5.875 06/17/46 5,020,873
2,000,000 (c) Reinsurance Group of America Inc 6.650 09/15/55 2,064,674
16,412,000 (b),(c) RLGH Finance Bermuda Ltd, Reg S 6.875 N/A 16,723,413
16,670,000 (b),(c),(d) SBL Holdings Inc 9.508 N/A 16,839,621
12,135,000 (b),(c),(d),(g) SBL Holdings Inc 6.500 N/A 11,616,312
TOTAL INSURANCE 395,505,953
MATERIALS - 0.9% (0.6% of Total Investments)
14,568,000 (b),(c),(d) Cemex SAB de CV 7.200 N/A 15,274,548
13,950,000 (c) FMC Corp 8.450 11/01/55 11,188,306
TOTAL MATERIALS 26,462,854
MEDIA & ENTERTAINMENT - 0.3% (0.2% of Total Investments)
7,694,000 (b),(c),(d) Farm Credit Bank of Texas 7.750 N/A 8,037,283
TOTAL MEDIA & ENTERTAINMENT 8,037,283
TELECOMMUNICATION SERVICES - 2.4% (1.5% of Total Investments)
14,146,000 (c),(f) Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 14,836,749
16,931,000 (c),(f) Rogers Communications Inc 7.125 04/15/55 17,754,646
11,859,000 (c),(f) TELUS Corp 7.000 10/15/55 12,402,578
25,700,000 (c),(f) Vodafone Group PLC 7.000 04/04/79 27,100,162
TOTAL TELECOMMUNICATION SERVICES 72,094,135
UTILITIES - 7.7% (4.9% of Total Investments)
5,975,000 (c),(d),(f) AES Andes SA 8.150 06/10/55 6,350,890
10,231,000 (c),(f) AES Corp/The 7.600 01/15/55 10,373,559
14,881,000 (c),(f) AES Corp/The 6.950 07/15/55 14,547,396
6,779,000 (c),(d),(f) AltaGas Ltd 7.200 10/15/54 7,050,438
15,754,000 (c),(f) CMS Energy Corp 6.500 06/01/55 16,271,582
7,058,000 (c),(f) Dominion Energy Inc 7.000 06/01/54 7,632,253
5,393,000 (c) Dominion Energy Inc 6.625 05/15/55 5,544,732
7,824,000 (c),(f) Duke Energy Corp 6.450 09/01/54 8,185,731
7,165,000 (c),(f) Edison International 8.125 06/15/53 7,414,917
4,560,000 (c) Edison International 7.875 06/15/54 4,749,450
21,856,000 (c),(f) Emera Inc 6.750 06/15/76 22,005,298
17,941,000 (c),(f) Entergy Corp 7.125 12/01/54 18,782,935
11,083,000 (c),(f) EUSHI Finance Inc 7.625 12/15/54 11,656,955
15,131,000 (c),(f) NextEra Energy Capital Holdings Inc 6.750 06/15/54 16,077,096
7,074,000 (c),(f) PG&E Corp 7.375 03/15/55 7,300,715

Portfolio of Investments January 31, 2026
(continued)
JPC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 8,261,000 (c),(g) Sempra 4.125% 04/01/52 $ 8,184,400
13,818,000 (c),(f) Sempra 6.550 04/01/55 14,065,230
9,475,000 (c),(f) Sempra 6.375 04/01/56 9,693,380
13,860,000 (b),(c),(d),(g) Vistra Corp 8.000 N/A 14,115,537
1,840,000 (b),(c),(d) Vistra Corp 7.000 N/A 1,867,828
17,331,000 (b),(c),(d) Vistra Corp 8.875 N/A 19,028,901
TOTAL UTILITIES 230,899,223
TOTAL CORPORATE BONDS
(Cost $4,106,428,755) 4,237,279,689
SHARES DESCRIPTION RATE VALUE
382724015 PREFERRED STOCK - 12.8% (8.1% of Total Investments) 382724015
BANKS - 2.5% (1.6% of Total Investments)
357,589 Fifth Third Bancorp 7.973 9,154,278
871,568 KeyCorp 6.125 21,937,367
794,684 KeyCorp 6.200 20,121,399
191,550 KeyCorp 5.625 4,200,692
192,036 KeyCorp 5.650 4,213,270
35,902 Pinnacle Financial Partners, Inc 8.397 933,093
574,902 Regions Financial Corp 5.700 14,205,828
TOTAL BANKS 74,765,927
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2% (0.1% of Total
Investments)
85,181 ProLogis, Inc 8.540 4,510,334
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,510,334
FINANCIAL SERVICES - 4.5% (2.8% of Total Investments)
644,550 Bank of New York Mellon Corp 6.150 16,603,608
161,670 Capital One Financial Corp 5.000 3,183,282
418,308 Equitable Holdings, Inc 5.250 8,759,369
102,771 Equitable Holdings, Inc 4.300 1,712,165
170,085 Morgan Stanley 6.375 4,298,048
682,721 Morgan Stanley 7.125 17,436,694
909,676 Morgan Stanley 5.850 22,396,223
856,975 Morgan Stanley 6.625 22,469,885
95,400 Morgan Stanley 6.500 2,428,884
821,980 Morgan Stanley 6.875 20,754,995
165,064 Synchrony Financial 5.625 3,245,158
594,637 Voya Financial, Inc 5.350 14,497,250
TOTAL FINANCIAL SERVICES 137,785,561
FOOD, BEVERAGE & TOBACCO - 1.4% (0.9% of Total Investments)
179,570 CHS, Inc 7.875 4,702,938
653,626 CHS, Inc 7.100 16,634,782
770,646 CHS, Inc 6.750 19,327,802
TOTAL FOOD, BEVERAGE & TOBACCO 40,665,522
INSURANCE - 3.6% (2.3% of Total Investments)
484,425 American National Group, Inc 7.375 12,139,690
186,080 Aspen Insurance Holdings Ltd 5.625 3,695,549
353,675 Aspen Insurance Holdings Ltd 7.125 8,725,162
141,786 Assurant, Inc 5.250 2,920,792
206,658 Athene Holding Ltd 7.750 5,344,176
965,505 Athene Holding Ltd 6.350 23,925,214
80,000 Axis Capital Holdings Ltd 5.500 1,623,200
63,400 Delphi Financial Group, Inc 7.303 1,559,640
1,152,441 Enstar Group Ltd 7.000 27,543,340
416,243 Reinsurance Group of America, Inc 5.750 10,414,400
271,619 Reinsurance Group of America, Inc 7.125 6,912,703
131,736 Selective Insurance Group, Inc 4.600 2,242,147
TOTAL INSURANCE 107,046,013
TELECOMMUNICATION SERVICES - 0.5% (0.3% of Total Investments)
735,814 (f) AT&T, Inc 4.750 14,201,210
TOTAL TELECOMMUNICATION SERVICES 14,201,210

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION RATE VALUE
UTILITIES - 0.1% (0.1% of Total Investments)
154,489 NextEra Energy Capital Holdings, Inc 5.650% $ 3,749,448
TOTAL UTILITIES 3,749,448
TOTAL PREFERRED STOCK
(Cost $390,792,782) 382,724,015
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
74378120 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5% (1.6% of Total Investments) 74378120
$ 15,688,000 (b) CoBank ACB 6.250 N/A 15,780,496
14,700,000 (b),(f) CoBank ACB 6.450 N/A 14,814,925
8,500,000 (b) CoBank ACB 7.250 N/A 8,694,709
17,078,000 (b) CoBank ACB 7.125 N/A 17,661,846
6,450,000 (b),(d) Farm Credit Bank of Texas 6.200 N/A 6,433,875
10,567,000 (b) Farm Credit Bank of Texas 7.000 N/A 10,992,269
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $73,238,161) 74,378,120
TOTAL LONG-TERM INVESTMENTS
(Cost $4,595,344,922) 4,716,417,206
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.6%(0.4% of Total Investments)
17868855 REPURCHASE AGREEMENTS - 0.6% (0.4% of Total Investments) 17868855
16,525,000 (j) Fixed Income Clearing Corporation 3.630 02/02/26 16,525,000
1,343,855 (k) Fixed Income Clearing Corporation 1.060 02/02/26 1,343,855
TOTAL REPURCHASE AGREEMENTS
(Cost $17,868,855) 17,868,855
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,868,855) 17,868,855
TOTAL INVESTMENTS - 157.7%
(Cost $4,613,213,777) 4,734,286,061
BORROWINGS - (27.9)% (l),(m) (837,000,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (17.1)%(n) (513,977,495)
TFP SHARES, NET - (14.0)%(o) (418,824,025)
OTHER ASSETS & LIABILITIES, NET -   1.3% 37,559,084
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 3,002,043,625
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
55.5% of Total Investments.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $1,143,719,793 or 24.2% of Total Investments.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 32.9% of Total Investments.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $1,031,568,523 have been pledged as collateral for reverse repurchase agreements.
(g) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the fiscal period was $668,614,861.
(h) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.

Portfolio of Investments January 31, 2026
(continued)
JPC

See Notes to Financial Statements
Investments in Derivatives
3
(j) Agreement with Fixed Income Clearing Corporation, 3.630% dated 1/30/26 to be repurchased at $16,529,999 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $16,855,571.
(k) Agreement with Fixed Income Clearing Corporation, 1.060% dated 1/30/26 to be repurchased at $1,343,974 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 7/15/27, valued at $1,370,748.
(l) Borrowings as a percentage of Total Investments is 17.7%.
(m) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,750,032,450 have been pledged as collateral for borrowings.
(n) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.9%.
(o) TFP Shares, Net as a percentage of Total Investments is 8.8%.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 1,418 3/26 $ 160,369,745 $ 158,572,281 $ (1,797,464)
U.S. Treasury Ultra Bond 134 3/26 16,080,281 15,736,625 (343,656)
Total $176,450,026 $174,308,906 $(2,141,120)
Interest Rate Swaps - OTC Uncleared
Counterparty
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date(a)
Optional
Termination
Date
Maturity
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services,
LLC Receive SOFR 2.364% Monthly 7/01/19 7/01/26 7/01/28 $ 90,000,000 $ 604,235 $ 604,235
Morgan Stanley
Capital Services,
LLC Receive SOFR 2.364% Monthly 7/01/19 7/01/26 7/01/28 48,000,000 322,258 322,258
Total $ 926,493
SOFR
Secured Overnight Financing Rate
(a) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

Portfolio of Investments January 31, 2026
NPFD
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 154.2% (99.5% of Total Investments)
677932772 CORPORATE BONDS - 138.5% (89.4% of Total Investments) (a) 677932772
AUTOMOBILES & COMPONENTS - 2.8% (1.8% of Total Investments)
$ 10,476,000 (b),(c) General Motors Financial Co Inc 5 .750 % N/A $ 10,415,890
3,195,000 (b),(c) General Motors Financial Co Inc 5 .700 N/A 3,210,637
TOTAL AUTOMOBILES & COMPONENTS 13,626,527
BANKS - 68.9% (44.5% of Total Investments)
3,075,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 3,440,405
2,495,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 6 .125 N/A 2,525,082
1,400,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 1,506,089
1,940,000 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 8 .750 N/A 2,099,336
715,000 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7 .500 N/A 738,989
1,595,000 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7 .625 N/A 1,641,207
6,800,000 (b),(d) Banco Santander SA 9 .625 N/A 8,206,770
3,200,000 (b),(d) Banco Santander SA 8 .000 N/A 3,527,734
1,775,000 (b),(c) Bank of America Corp 6 .300 N/A 1,779,803
6,425,000 (b),(c) Bank of America Corp 6 .250 N/A 6,539,691
17,981,000 (b),(c) Bank of America Corp 6 .625 N/A 18,682,547
4,783,000 (c) Bank of Montreal 7 .300 11/26/84 5,102,705
3,538,000 (c) Bank of Montreal 6 .875 11/26/85 3,642,732
1,470,000 (c) Bank of Montreal 7 .700 05/26/84 1,563,150
3,090,000 (c),(f) Bank of Nova Scotia/The 8 .000 01/27/84 3,308,429
2,555,000 (c) Bank of Nova Scotia/The 6 .875 10/27/85 2,623,494
3,510,000 (b),(d) Barclays PLC 8 .000 N/A 3,752,344
977,000 (b),(d) Barclays PLC 7 .625 N/A 1,052,991
3,083,000 (b),(d) Barclays PLC 9 .625 N/A 3,506,151
986,000 (b),(d),(e) BNP Paribas SA 7 .450 N/A 1,039,970
1,997,000 (b),(d),(e) BNP Paribas SA 7 .375 N/A 2,109,277
5,225,000 (b),(d),(e) BNP Paribas SA 8 .000 N/A 5,692,173
2,430,000 (b),(d),(e) BNP Paribas SA 8 .500 N/A 2,602,029
2,150,000 (b),(d),(e) BNP Paribas SA 9 .250 N/A 2,296,372
3,559,000 (b),(d),(e) BNP Paribas SA 7 .750 N/A 3,780,060
1,646,000 (c) Canadian Imperial Bank of Commerce 6 .500 07/28/86 1,650,664
3,298,000 (c) Canadian Imperial Bank of Commerce 7 .000 10/28/85 3,426,569
3,617,000 (c) Canadian Imperial Bank of Commerce 6 .950 01/28/85 3,731,572
4,177,000 (b),(c) Citigroup Inc 6 .875 N/A 4,267,040
2,875,000 (b),(c) Citigroup Inc 6 .250 N/A 2,891,986
1,650,000 (b),(c) Citigroup Inc 7 .375 N/A 1,708,538
13,100,000 (b),(c) Citigroup Inc 7 .625 N/A 13,735,940
5,351,000 (b),(c) Citigroup Inc 7 .125 N/A 5,538,167
3,014,000 (b),(c) Citigroup Inc 7 .000 N/A 3,155,774
1,732,000 (b),(c) Citigroup Inc 6 .625 N/A 1,763,651
6,500,000 (b),(c),(g) Citizens Financial Group Inc (TSFR3M + 3.419%) 7 .068 N/A 6,468,739
4,326,000 (b),(d),(e) Credit Agricole SA 7 .125 N/A 4,523,287
4,185,000 (b),(d),(e) Credit Agricole SA 6 .700 N/A 4,279,681
2,224,000 (b),(c),(g) Fifth Third Bancorp (TSFR3M + 3.295%) 6 .967 N/A 2,230,541
7,070,000 (b),(c),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7 .957 N/A 7,225,427
2,020,000 (b),(c) First Citizens BancShares Inc/NC 7 .000 N/A 2,065,341
975,000 (b),(d) HSBC Holdings PLC 6 .500 N/A 996,928
4,560,000 (b),(d) HSBC Holdings PLC 8 .000 N/A 4,798,880
3,763,000 (b),(d) HSBC Holdings PLC 6 .875 N/A 3,887,747
4,539,000 (b),(d) HSBC Holdings PLC 6 .950 N/A 4,779,293
1,171,000 (b),(d) HSBC Holdings PLC 6 .950 N/A 1,218,619
7,400,000 (b),(c) Huntington Bancshares Inc/OH 5 .625 N/A 7,521,901
3,406,000 (b),(c) Huntington Bancshares Inc/OH 6 .250 N/A 3,405,407
3,784,000 (b),(d) ING Groep NV 7 .000 N/A 3,959,294
6,795,000 (b),(d) ING Groep NV, Reg S 7 .500 N/A 7,091,514
8,663,000 (b),(c) JPMorgan Chase & Co 6 .500 N/A 9,014,034
17,767,000 (b),(c) JPMorgan Chase & Co 6 .875 N/A 18,743,439
6,996,000 (b),(d) Lloyds Banking Group PLC 8 .000 N/A 7,594,186
1,300,000 (b),(d) Lloyds Banking Group PLC 6 .750 N/A 1,352,229
3,000,000 (b),(c) M&T Bank Corp 5 .125 N/A 2,995,260

Portfolio of Investments January 31, 2026
(continued)
NPFD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 1,500,000 (b),(d),(e) Macquarie Bank Ltd/London 6 .125 % N/A $ 1,521,705
7,262,000 (b),(d) NatWest Group PLC 8 .125 N/A 8,207,876
1,370,000 (b),(d) NatWest Group PLC 7 .300 N/A 1,454,280
745,000 (b),(d),(e) Nordea Bank Abp 6 .300 N/A 761,680
2,280,000 (b),(d),(e) Nordea Bank Abp 6 .750 N/A 2,342,524
1,559,000 (b),(d),(e) Nordea Bank Abp 6 .625 N/A 1,562,252
5,735,000 (b),(c) PNC Financial Services Group Inc/The 6 .250 N/A 5,923,315
6,990,000 (b),(c) PNC Financial Services Group Inc/The 6 .200 N/A 7,096,772
2,445,000 (b),(c) PNC Financial Services Group Inc/The 6 .000 N/A 2,460,692
3,586,000 (c) Royal Bank of Canada 6 .750 08/24/85 3,708,365
3,301,000 (c) Royal Bank of Canada 6 .500 05/24/86 3,298,647
1,680,000 (b),(d),(e) Societe Generale SA 9 .375 N/A 1,794,406
770,000 (b),(d),(e) Societe Generale SA 8 .500 N/A 855,543
4,952,000 (b),(d),(e) Societe Generale SA 7 .125 N/A 4,936,777
3,631,000 (b),(d),(e) Societe Generale SA 10 .000 N/A 4,041,129
1,700,000 (b),(d),(e) Standard Chartered PLC 7 .750 N/A 1,770,426
3,240,000 (c) Toronto-Dominion Bank/The 6 .350 10/31/85 3,292,692
3,495,000 (c) Toronto-Dominion Bank/The 8 .125 10/31/82 3,661,708
13,209,000 (b),(c) Truist Financial Corp 6 .669 N/A 13,230,346
12,345,000 (b),(c) Wells Fargo & Co 7 .625 N/A 13,147,968
12,874,000 (b),(c) Wells Fargo & Co 6 .850 N/A 13,464,202
TOTAL BANKS 337,314,483
CAPITAL GOODS - 1.7% (1.1% of Total Investments)
5,601,000 (b),(c) Air Lease Corp 6 .000 N/A 5,391,736
3,673,000 (c),(e) ILFC E-Capital Trust I 6 .270 12/21/65 3,161,666
TOTAL CAPITAL GOODS 8,553,402
ENERGY - 12.2% (7.9% of Total Investments)
4,546,000 (c) Enbridge Inc 5 .500 07/15/77 4,543,809
6,360,000 (c) Enbridge Inc 7 .625 01/15/83 6,938,086
8,696,000 (c) Enbridge Inc 8 .500 01/15/84 9,951,068
761,000 (b),(c) Energy Transfer LP 6 .625 N/A 769,955
6,970,000 (b),(c) Energy Transfer LP 7 .125 N/A 7,199,194
1,886,000 (b),(c) Energy Transfer LP 6 .500 N/A 1,894,713
4,570,000 (c) Energy Transfer LP 8 .000 05/15/54 4,883,461
4,947,000 (c) Energy Transfer LP 6 .750 02/15/56 4,982,262
3,554,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 3,756,923
2,870,000 (b),(c),(e) Sunoco LP 7 .875 N/A 2,956,186
5,600,000 (c) TransCanada PipeLines Ltd 7 .590 05/15/67 5,012,010
1,500,000 (c) Transcanada Trust 5 .875 08/15/76 1,503,562
2,155,000 (c) Transcanada Trust 5 .600 03/07/82 2,145,360
3,673,000 (b),(c),(e) Venture Global LNG Inc 9 .000 N/A 3,231,224
TOTAL ENERGY 59,767,813
FINANCIAL SERVICES - 18.3% (11.8% of Total Investments)
3,350,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 3,506,981
3,200,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .500 01/31/56 3,290,675
2,906,000 (b),(c) Ally Financial Inc 4 .700 N/A 2,785,428
3,250,000 (b),(c),(e) Capital Farm Credit ACA 5 .000 N/A 3,237,813
3,690,000 (b),(c) Capital One Financial Corp 5 .500 N/A 3,702,801
350,000 (b),(c),(e) Compeer Financial ACA 4 .875 N/A 343,455
2,574,000 (b),(c),(e) Compeer Financial ACA 7 .875 N/A 2,648,003
2,012,000 (b),(c) Corebridge Financial Inc 6 .875 N/A 2,090,404
3,325,000 (h) Credit Suisse Group AG 7 .500 01/17/72 1,130,500
2,460,000 (h) Credit Suisse Group AG 7 .500 06/11/72 836,400
5,850,000 (h) Credit Suisse Group AG 6 .380 02/21/72 1,989,000
9,004,000 (h) Credit Suisse Group AG 0 .000 01/17/72 3,061,360
5,600,000 (b),(d) Deutsche Bank AG, Reg S 8 .130 N/A 6,033,647
5,249,000 (b),(c) Goldman Sachs Group Inc/The 6 .125 N/A 5,348,061
11,071,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 11,687,002
5,140,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 5,436,797
5,784,000 (b),(c) Goldman Sachs Group Inc/The 6 .850 N/A 6,027,901
1,600,000 (b),(d) Julius Baer Group Ltd, Reg S 7 .500 N/A 1,674,312

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 1,026,000 (b),(d) Nomura Holdings Inc 7 .000 % N/A $ 1,065,926
4,250,000 (b),(c) State Street Corp 6 .700 N/A 4,408,346
1,280,000 (b),(d),(e) UBS Group AG 7 .000 N/A 1,300,933
3,853,000 (b),(d),(e) UBS Group AG 9 .250 N/A 4,506,390
4,325,000 (b),(d),(e) UBS Group AG 9 .250 N/A 4,721,955
3,892,000 (b),(d),(e) UBS Group AG 7 .750 N/A 4,173,395
4,352,000 (b),(c) Voya Financial Inc 7 .758 N/A 4,591,978
TOTAL FINANCIAL SERVICES 89,599,463
HEALTH CARE EQUIPMENT & SERVICES - 0.5% (0.3% of Total Investments)
1,381,000 (c) CVS Health Corp 6 .750 12/10/54 1,435,671
1,174,000 (c) CVS Health Corp 7 .000 03/10/55 1,228,762
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,664,433
INSURANCE - 14.1% (9.1% of Total Investments)
3,308,000 (c) American National Group Inc 7 .000 12/01/55 3,340,782
8,045,000 (c),(f) Assurant Inc 7 .000 03/27/48 8,283,267
3,000,000 (c),(e) Assured Guaranty Municipal Holdings Inc 6 .400 12/15/66 2,812,089
3,982,000 (c) Corebridge Financial Inc 6 .375 09/15/54 4,068,233
6,115,000 (c) Enstar Finance LLC 5 .500 01/15/42 6,074,585
2,061,000 (c),(e) Enstar Group Ltd 7 .500 04/01/45 2,145,891
2,000,000 (c) MetLife Inc 10 .750 08/01/39 2,666,340
2,518,000 (c) MetLife Inc 6 .350 03/15/55 2,644,560
3,396,000 (e) Omnis Funding Trust 6 .722 05/15/55 3,568,144
2,955,000 (b),(d) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 3,205,880
3,248,000 (c),(f) Prudential Financial Inc 6 .750 03/01/53 3,463,563
6,688,000 (c) Prudential Financial Inc 6 .500 03/15/54 7,041,220
2,648,000 (b),(c) RLGH Finance Bermuda Ltd, Reg S 6 .875 N/A 2,698,245
13,500,000 (b),(c),(e) SBL Holdings Inc 9 .508 N/A 13,637,366
3,415,000 (b),(c),(e) SBL Holdings Inc 6 .500 N/A 3,269,032
TOTAL INSURANCE 68,919,197
MATERIALS - 0.8% (0.5% of Total Investments)
2,434,000 (b),(c),(e) Cemex SAB de CV 7 .200 N/A 2,552,049
1,550,000 (c) FMC Corp 8 .450 11/01/55 1,243,145
TOTAL MATERIALS 3,795,194
MEDIA & ENTERTAINMENT - 0.6% (0.4% of Total Investments)
2,566,000 (b),(c),(e) Farm Credit Bank of Texas 7 .750 N/A 2,680,487
TOTAL MEDIA & ENTERTAINMENT 2,680,487
TELECOMMUNICATION SERVICES - 4.2% (2.7% of Total Investments)
3,791,000 (c) Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 3,976,115
3,941,000 (c) Rogers Communications Inc 7 .125 04/15/55 4,132,719
1,977,000 (c) TELUS Corp 7 .000 10/15/55 2,067,619
10,000,000 (c) Vodafone Group PLC 7 .000 04/04/79 10,544,810
TOTAL TELECOMMUNICATION SERVICES 20,721,263
UTILITIES - 14.4% (9.3% of Total Investments)
1,300,000 (c),(e) AES Andes SA 8 .150 06/10/55 1,381,783
2,456,000 (c) AES Corp/The 7 .600 01/15/55 2,490,222
3,817,000 (c),(f) AES Corp/The 6 .950 07/15/55 3,731,430
1,302,000 (c),(e) AltaGas Ltd 7 .200 10/15/54 1,354,133
3,416,000 (c) CMS Energy Corp 6 .500 06/01/55 3,528,229
3,593,000 (c) Dominion Energy Inc 7 .000 06/01/54 3,885,334
3,000,000 (c) Dominion Energy Inc 6 .625 05/15/55 3,084,405
3,244,000 (c) Duke Energy Corp 6 .450 09/01/54 3,393,981
1,529,000 (c) Edison International 7 .875 06/15/54 1,592,524
2,404,000 (c) Edison International 8 .125 06/15/53 2,487,852
10,143,000 (c),(f) Emera Inc 6 .750 06/15/76 10,212,287
4,322,000 (c),(f) Entergy Corp 7 .125 12/01/54 4,524,823
2,713,000 (c) EUSHI Finance Inc 7 .625 12/15/54 2,853,498
6,174,000 (c),(f) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 6,560,042
1,925,000 (c) PG&E Corp 7 .375 03/15/55 1,986,694
6,476,000 (c) Sempra 6 .550 04/01/55 6,591,868
1,921,000 (c) Sempra 6 .375 04/01/56 1,965,275
2,215,000 (b),(c),(e) Vistra Corp 7 .000 N/A 2,248,500

Portfolio of Investments January 31, 2026
(continued)
NPFD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,560,000 (b),(c),(e) Vistra Corp 8 .000 % N/A $ 1,588,762
4,398,000 (b),(c),(e) Vistra Corp 8 .875 N/A 4,828,868
TOTAL UTILITIES 70,290,510
TOTAL CORPORATE BONDS
(Cost $671,472,937) 677,932,772
SHARES DESCRIPTION RATE VALUE
62416423 PREFERRED STOCK - 12.8% (8.2% of Total Investments) 62416423
BANKS - 3.7% (2.3% of Total Investments)
121,601 Fifth Third Bancorp 7 .973 3,112,986
62,700 KeyCorp 6 .125 1,578,159
297,600 KeyCorp 6 .200 7,535,232
31,966 KeyCorp 5 .625 701,014
31,875 KeyCorp 5 .650 699,338
5,984 Pinnacle Financial Partners, Inc 8 .397 155,524
163,723 Regions Financial Corp 5 .700 4,045,595
TOTAL BANKS 17,827,848
FINANCIAL SERVICES - 2.6% (1.7% of Total Investments)
139,125 Bank of New York Mellon Corp 6 .150 3,583,860
143,950 Morgan Stanley 6 .625 3,774,369
211,000 Voya Financial, Inc 5 .350 5,144,180
TOTAL FINANCIAL SERVICES 12,502,409
FOOD, BEVERAGE & TOBACCO - 1.8% (1.2% of Total Investments)
237,055 CHS, Inc 7 .100 6,033,050
115,393 CHS, Inc 6 .750 2,894,056
TOTAL FOOD, BEVERAGE & TOBACCO 8,927,106
INSURANCE - 4.7% (3.0% of Total Investments)
185,450 American National Group, Inc 7 .375 4,647,377
59,425 Aspen Insurance Holdings Ltd 7 .125 1,466,015
194,775 Athene Holding Ltd 6 .350 4,826,524
243,575 Enstar Group Ltd 7 .000 5,821,443
160,800 Reinsurance Group of America, Inc 5 .750 4,023,216
93,300 Reinsurance Group of America, Inc 7 .125 2,374,485
TOTAL INSURANCE 23,159,060
TOTAL PREFERRED STOCK
(Cost $66,448,327) 62,416,423
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
14346998 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.9% (1.9% of Total Investments) 14346998
6,050,000 (b) CoBank ACB 6 .450 N/A 6,097,299
2,062,000 (b) CoBank ACB 7 .250 N/A 2,109,234
3,785,000 (b) CoBank ACB 7 .125 N/A 3,914,398
50,000 (b),(e) Farm Credit Bank of Texas 6 .200 N/A 49,875
2,092,000 (b) Farm Credit Bank of Texas 7 .000 N/A 2,176,192
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $14,061,669) 14,346,998
TOTAL LONG-TERM INVESTMENTS
(Cost $751,982,933) 754,696,193

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%(0.5% of Total Investments)
3552188 REPURCHASE AGREEMENTS - 0.7% (0.5% of Total Investments) 3552188
$ 127,188 (i) Fixed Income Clearing Corporation 1 .060% 02/02/26 $ 127,188
3,425,000 (j) Fixed Income Clearing Corporation 3 .630 02/02/26 3,425,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,552,188) 3,552,188
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,552,188) 3,552,188
TOTAL INVESTMENTS - 154.9%
(Cost $755,535,121) 758,248,381
BORROWINGS - (32.9)% (k),(l) (161,314,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (5.7)%(m) (27,787,566)
TFP SHARES, NET - (17.3)%(n) (84,578,016)
OTHER ASSETS & LIABILITIES, NET -   1.0% 5,080,976
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 489,649,775
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
68.2% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 19.8% of Total Investments.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $122,786,822 or 16.2% of Total Investments.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $37,794,842 have been pledged as collateral for reverse repurchase agreements.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Agreement with Fixed Income Clearing Corporation, 1.060% dated 1/30/26 to be repurchased at $127,199 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 7/15/27, valued at $129,885.
(j) Agreement with Fixed Income Clearing Corporation, 3.630% dated 1/30/26 to be repurchased at $3,426,036 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $3,493,559.
(k) Borrowings as a percentage of Total Investments is 21.3%.
(l) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $371,245,006 have been pledged as collateral for borrowings.
(m) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 3.7%.
(n) TFP Shares, Net as a percentage of Total Investments is 11.2%.

Statement of Assets and Liabilities
See Notes to Financial Statements

January 31, 2026 (Unaudited) JFR JQC JPC NPFD
ASSETS
Long-term investments, at value
†
$ 2,161,258,634 $ 1,274,388,222 $ 4,716,417,206 $ 754,696,193
Short-term investments, at value
◊
127,942,965 82,579,358 17,868,855 3,552,188
Cash 9,373,920 118,702 140 –
Cash denominated in foreign currencies
^
– 18 – –
Cash collateral at broker for investments in futures contracts – – 2,291,716 –
Unrealized appreciation on interest rate swaps contracts – – 926,493 –
Receivables:
Dividends – – 218,445 –
Interest 14,419,307 9,237,334 65,044,565 10,344,245
Investments sold 52,886,407 38,798,973 – –
Reclaims – 1,372 141,260 20,916
Reimbursement from Adviser 213 192 – –
Shares sold – – 987,928 –
Deferred offering costs – – 4,994 –
Other 763,462 236,747 719,593 85,421
Total assets 2,366,644,908 1,405,360,918 4,804,621,195 768,698,963
LIABILITIES
Borrowings 517,200,000 211,600,000 837,000,000 161,314,000
Reverse repurchase agreements, including accrued interest – 142,553,090 513,977,495 27,787,566
TFP Shares, Net
**
284,011,667 139,364,423 418,824,025 84,578,016
Payables:
Management fees 1,418,002 908,932 3,012,830 581,890
Dividends 13,326,255 7,870,823 22,614,194 3,781,062
Interest 342,433 1,043,412 3,409,148 643,404
Investments purchased - regular settlement 2,931,853 399,140 2,179,292 219,908
Investments purchased - when-issued/delayed-delivery settlement 170,839,748 86,637,932 – –
Unfunded senior loans 4,217,544 1,905,534 – –
Variation margin on futures contracts – – 90,375 –
Accrued expenses:
Custodian fees 591,779 317,712 413,907 72,733
Investor relations fees 34,586 32,641 87,759 10,128
Trustees fees 185,712 150,506 407,154 17,754
Professional fees 17,314 17,903 12,885 12,811
Shareholder reporting expenses 81,040 66,809 169,853 21,518
Shareholder servicing agent fees 823 906 3,353 111
Shelf offering costs – 27,877 13,587 –
Other 351,561 10,122 361,713 8,287
Total liabilities 995,550,317 592,907,762 1,802,577,570 279,049,188
Commitments and contingencies
(1)
Net assets applicable to common shares $ 1,371,094,591 $ 812,453,156 $ 3,002,043,625 $ 489,649,775
Common shares outstanding 160,967,425 147,816,679 369,975,711 24,164,141
Net asset value ("NAV") per common share outstanding $ 8 .52 $ 5 .50 $ 8 .11 $ 20 .26
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 1,609,674 $ 1,478,167 $ 3,699,757 $ 241,641
Paid-in capital 1,850,422,239 1,179,326,020 3,371,800,824 571,983,502
Total distributable earnings (loss) (480,937,322) (368,351,031) (373,456,956) (82,575,368)
Net assets applicable to common shares $ 1,371,094,591 $ 812,453,156 $ 3,002,043,625 $ 489,649,775
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited Unlimited Unlimited
†
   Long-term investments, cost $ 2,192,976,125 $ 1,288,075,021 $ 4,595,344,922 $ 751,982,933
◊
   Short-term investments, cost $ 127,942,965 $ 82,579,358 $ 17,868,855 $ 3,552,188
^
   Cash denominated in foreign currencies, cost $ – $ 17 $ – $ –
**
   TFP Shares, liquidation preference $ 285,000,000 $ 140,000,000 $ 420,000,000 $ 85,000,000
(1) As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended January 31, 2026 (Unaudited) JFR JQC JPC NPFD
INVESTMENT INCOME
Dividends $ 129,311 $ 6,204 $ 12,972,680 $ 2,139,667
Interest 89,849,329 54,185,559 136,825,403 22,306,860
Rehypothecation income — — 154,356 —
Tax withheld — — (28,024) —
Total investment income 89,978,640 54,191,763 149,924,415 24,446,527
EXPENSES
– – – –
Management fees 8,475,389 5,428,113 17,261,944 3,453,391
Shareholder servicing agent fees 504 1,372 4,721 171
Interest expense and amortization of offering costs 20,390,201 12,141,198 40,483,454 6,525,669
Trustees fees 49,208 30,058 102,928 17,579
Custodian expenses 264,502 148,261 176,339 33,022
Investor relations expenses 163,597 122,849 350,404 46,107
Liquidity fees 752,219 619,474 1,967,741 398,234
Professional fees 80,071 74,618 72,682 37,690
Remarketing fees 86,889 71,556 214,667 43,444
Shareholder reporting expenses 72,869 62,271 147,748 18,914
Rights offering expense 829 — — —
Stock exchange listing fees 21,368 21,610 51,033 3,891
Other 19,593 29,934 72,862 37,165
Total expenses 30,377,239 18,751,314 60,906,523 10,615,277
Net investment income (loss) 59,601,401 35,440,449 89,017,892 13,831,250
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (9,712,643) (1,573,573) 8,901,667 (1,344,892)
Futures contracts — — 5,777,678 —
Swap contracts — — 1,409,836 —
Foreign currency transactions — — (32,798) —
Net realized gain (loss) (9,712,643) (1,573,573) 16,056,383 (1,344,892)
Change in unrealized appreciation (depreciation) on:
Investments (17,203,800) (10,826,342) 72,738,094 16,174,104
Futures contracts — — (4,413,567) —
Swap contracts — — (1,463,509) —
Foreign currency translations — 1 (790) —
Net change in unrealized appreciation (depreciation) (17,203,800) (10,826,341) 66,860,228 16,174,104
Net realized and unrealized gain (loss) (26,916,443) (12,399,914) 82,916,611 14,829,212
Net increase (decrease) in net assets applicable to common shares from operations $ 32,684,958 $ 23,040,535 $ 171,934,503 $ 28,660,462

Statement of Changes in Net Assets
See Notes to Financial Statements

JFR JQC
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 59,601,401 $ 110,946,491 $ 35,440,449 $ 66,422,709
Net realized gain (loss) (9,712,643) (25,473,772) (1,573,573) (14,391,769)
Net change in unrealized appreciation (depreciation) (17,203,800) 18,510,139 (10,826,341) 11,955,726
Net increase (decrease) in net assets applicable to common shares from operations 32,684,958 103,982,858 23,040,535 63,986,666
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (82,093,388) (115,969,240) (47,892,604) (68,447,068)
Return of Capital – (32,205,348) – (21,405,349)
Total distributions (82,093,388) (148,174,588) (47,892,604) (89,852,417)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from rights offering, net of offering costs — 220,672,151 — 62,135,610
Net increase (decrease) applicable to common shares from capital share transactions — 220,672,151 — 62,135,610
Net increase (decrease) in net assets applicable to common shares (49,408,430) 176,480,421 (24,852,069) 36,269,859
Net assets applicable to common shares at the beginning of period 1,420,503,021 1,244,022,600 837,305,225 801,035,366
Net assets applicable to common shares at the end of period $ 1,371,094,591 $ 1,420,503,021 $ 812,453,156 $ 837,305,225

See Notes to Financial Statements

JPC NPFD
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 89,017,892 $ 148,612,392 $ 13,831,250 $ 23,367,902
Net realized gain (loss) 16,056,383 41,540,125 (1,344,892) (5,510,671)
Net change in unrealized appreciation (depreciation) 66,860,228 62,171,327 16,174,104 28,979,344
Net increase (decrease) in net assets applicable to common shares from operations 171,934,503 252,323,844 28,660,462 46,836,575
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (138,636,628) (177,916,653) (23,753,351) (22,339,894)
Return of Capital – (78,577,161) – (26,230,031)
Total distributions (138,636,628) (256,493,814) (23,753,351) (48,569,925)
CAPITAL SHARE TRANSACTIONS
Fund Reorganization 287,101,572 — — —
Proceeds from shelf offering, net of offering costs 63,982,737 54,493,622 — —
Reinvestments of distributions 2,215,372 1,251,009 — —
Net increase (decrease) applicable to common shares from capital share transactions 353,299,681 55,744,631 — —
Net increase (decrease) in net assets applicable to common shares 386,597,556 51,574,661 4,907,111 (1,733,350)
Net assets applicable to common shares at the beginning of period 2,615,446,069 2,563,871,408 484,742,664 486,476,014
Net assets applicable to common shares at the end of period $ 3,002,043,625 $ 2,615,446,069 $ 489,649,775 $ 484,742,664

Statement of Cash Flows
January 31, 2026
See Notes to financial statements

Six Months Ended January 31, 2026 (Unaudited)
JFR JQC JPC NPFD
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from
Operations $ 32,684,958 $ 23,040,535 $ 171,934,503 $ 28,660,462
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (510,755,681) (283,641,052) (483,546,031) (63,835,401)
Proceeds from sale and maturities of investments 586,396,586 321,989,074 388,202,966 72,632,251
Proceeds from (Purchase of) short-term investments, net (99,319,748) (23,916,504) 5,190,487 836,091
Proceeds from (Purchase of) closed foreign currency spot transactions — — (32,796) —
Proceeds from litigation settlement — 65 54 —
Payment-in-kind distributions (8,783) (31,601) — —
Amortization (Accretion) of premiums and discounts, net (8,313,530) (5,076,840) 5,723,526 1,378,133
Amortization of deferred offering costs 102,650 49,933 (535,201) 26,573
(Increase) Decrease in:
Receivable for dividends — — 172,516 —
Receivable for interest 925,522 1,313,574 (5,019,722) (222,548)
Receivable for reclaims — (1) (107,137) (20,801)
Receivable for investments sold (41,885,504) (32,194,757) 8,427,599 417,857
Receivable for reimbursement from Adviser (213) (192) — —
Receivable for variation margin on futures contracts — — 164,125 —
Other assets (287,676) 24,245 15,858 (921)
Increase (Decrease) in:
Payable for interest 184,231 (325,709) 1,703,458 (39,094)
Payable for investments purchased - regular settlement 1,184,947 (540,963) (26,300,166) (1,152,488)
Payable for investments purchased - when-issued/delayed-delivery settlement 97,552,178 33,328,233 — —
Payable for unfunded senior loans 1,392,700 974,571 — —
Payable for variation margin on futures contracts — — 90,375 —
Payable for management fees (23,808) (13,235) 380,309 3,851
Accrued custodian fees 262,813 145,210 207,343 33,063
Accrued investor relations fees 11,675 14,110 29,495 154
Accrued Trustees fees (3,881) (570) 38,038 (3,061)
Accrued professional fees (30,687) (32,435) (18,707) (21,846)
Accrued shareholder reporting expenses 36,862 31,538 72,356 9,379
Accrued shareholder servicing agent fees (2,438) 421 1,679 67
Accrued shelf offering costs (2,163) (88,233) — —
Accrued other expenses (17,310) (3,934) (660,128) 6,855
Net realized (gain) loss from investments 9,712,643 1,573,573 (8,901,667) 1,344,892
Net realized (gain) loss from foreign currency transactions — — 32,798 —
Net change in unrealized (appreciation) depreciation of investments 17,203,800 10,826,342 (72,738,094) (16,174,104)
Net change in unrealized (appreciation) depreciation of swap contracts — — 1,463,509 —
Net change in unrealized (appreciation) depreciation on foreign currency translations — (1) 790 —
Net cash provided by (used in) operating activities 87,000,143 47,445,397 (14,007,865) 23,879,364
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings — — 70,000,000 —
Increase (Decrease) in:
Cash collateral due to broker — — (1,938,338) —
Cash distributions paid to common shareholders (82,093,321) (47,834,882) (135,036,325) (24,019,112)
Proceeds from shelf offering, net of offering costs — — 63,982,737 —
Net cash provided by (used in) financing activities (82,093,321) (47,834,882) (2,991,926) (24,019,112)
Net increase (decrease) in cash, cash denominated in foreign currencies and cash collateral at brokers 4,906,822 (389,485) (16,999,791) (139,748)
Cash and cash denominated in foreign currencies at the beginning of period 4,467,098 508,205 19,291,647 139,748
Cash, cash denominated in foreign currencies and cash collateral at brokers at the end of period $ 9,373,920 $ 118,720 $ 2,291,856 $ —

See Notes to financial statements

The following table provides a reconciliation of cash, cash denominated in foreign currencies and cash collateral at brokers to the Statement of
Assets and Liabilities:
JFR JQC JPC NPFD
Cash $ 9,373,920 $ 118,702 $ 140 $ —
Cash denominated in foreign currencies — 18 — —
Cash collateral at broker for investments in futures contracts — — 2,291,716 —
Total cash, cash denominated in foreign currencies and cash collateral at brokers $ 9,373,920 $ 118,720 $ 2,291,856 $ —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION JFR JQC JPC NPFD
Cash paid for interest (excluding borrowing and amortization of offering costs)
$ 19,880,312 $ 12,333,928 $ 38,632,625 $ 6,513,108
Non-cash financing activities not included herein consists of reinvestments of common share distributions — — 2,215,372 —

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JFR
1/31/26
(d)
$ 8.82 $ 0.37 $ (0.16) $ 0.21 $ (0.51) $ — $ — $ (0.51) $ 8.52 $ 7.87
7/31/25 9.28 0.76 (0.20) 0.56 (0.80) — (0.22) (1.02) 8.82 8.52
7/31/24 9.13 0.89 0.28 1.17 (0.99) — (0.03) (1.02) 9.28 8.82
7/31/23 9.39 0.91 (0.30) 0.61 (0.87) — — (0.87) 9.13 8.08
7/31/22 10.36 0.56 (0.83) (0.27) (0.61) — (0.09) (0.70) 9.39 8.84
7/31/21 9.40 0.54 1.04 1.58 (0.62) — — (0.62) 10.36 9.76
JQC
1/31/26
(d)
5.66 0.24 (0.08) 0.16 (0.32) — — (0.32) 5.50 5.16
7/31/25 5.91 0.48 (0.08) 0.40 (0.50) — (0.15) (0.65) 5.66 5.53
7/31/24 5.83 0.56 0.16 0.72 (0.57) — (0.07) (0.64) 5.91 5.73
7/31/23 6.10 0.52 (0.24) 0.28 (0.53) — (0.02) (0.55) 5.83 5.08
7/31/22 6.91 0.35 (0.68) (0.33) (0.35) — (0.13) (0.48) 6.10 5.50
7/31/21 6.88 0.32 0.56 0.88 (0.30) — (0.55) (0.85) 6.91 6.53
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
JFR
1/31/26
(d)
3.00%
(e)
7/31/25
3.37
7/31/24
4.08
7/31/23
3.28
7/31/22
0.80
7/31/21
0.82
JQC
1/31/26
(d)
3.07
(e)
7/31/25
3.53
7/31/24
4.03
7/31/23
3.30
7/31/22
0.91
7/31/21
0.80
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
2.42% (1.61) % $ 1,371,095 4.30%
(e)
8.44%
(e)
24%
6.37 8.66 1,420,503 4.78 8.43 31
13.46 23.15 1,244,023 5.52 9.63 38
6.88 1.57 1,224,552 4.77 9.88 28
(2.84) (2.59) 534,392 2.17 5.49 38
17.36 30.14 589,469 2.20 5.39 43
2.95 (0.74) 812,453 4.49
(e)
8.49
(e)
22
7.06 8.35 837,305 5.09 8.27 33
13.00 27.08 801,035 5.48 9.45 39
5.01 2.77 789,958 4.75 8.90 28
(5.15) (8.93) 827,031 2.35 5.20 33
13.42 26.98 937,712 2.22 4.64 43
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.

Financial Highlights (continued)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JPC
1/31/26
(d)
$ 8.01 $ 0.25 $ 0.24 $ 0.49 $ (0.39) $ — $ — $ (0.39) $ — $ — $ 8.11 $ 8.16
7/31/25 8.03 0.46 0.32 0.78 (0.56) — (0.24) (0.80) — — 8.01 8.07
7/31/24 7.45 0.40 0.77 1.17 (0.59) — — (0.59) — — 8.03 7.68
7/31/23 8.41 0.46 (0.84) (0.38) (0.58) — — (0.58) — — 7.45 6.60
7/31/22 9.91 0.66 (1.52) (0.86) (0.64) — — (0.64) —
(f)
—
(f)
8.41 8.20
7/31/21 8.83 0.67 1.05 1.72 (0.64) — — (0.64) —
(f)
—
(f)
9.91 10.00
NPFD
1/31/26
(d)
20.06 0.57 0.61 1.18 (0.98) — — (0.98) — — 20.26 19.42
7/31/25 20.13 0.97 0.97 1.94 (0.92) — (1.09) (2.01) — — 20.06 19.45
7/31/24 18.77 0.76 1.95 2.71 (1.15) — (0.20) (1.35) — — 20.13 18.80
7/31/23 21.06 0.70 (1.72) (1.02) (1.24) — (0.03) (1.27) — — 18.77 16.39
7/31/22
(g)
25.00 0.61 (3.72) (3.11) (0.83) — — (0.83) — — 21.06 19.98
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
JPC
1/31/26
(d)
2.93%
(e)
7/31/25
3.39
7/31/24
3.86
7/31/23
3.07
7/31/22
0.72
7/31/21
0.49
NPFD
1/31/26
(d)
2.82
(e)
7/31/25
3.24
7/31/24
3.67
7/31/23
2.93
7/31/22
(g)
0.74
(e)
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
6.23% 6.09% $ 3,002,044 4.19%
(e)
6.12%
(e)
8%
10.29 16.10 2,615,446 4.67 5.78 33
16.21 26.70 2,563,871 5.20 5.22 39
(4.47) (12.60) 783,007 4.46 5.92 15
(9.05) (11.91) 884,062 2.06 7.10 71
19.93 21.55 1,028,714 1.81 7.02 23
6.00 4.95 489,650 4.30
(e)
5.61
(e)
8
10.09 14.97 484,743 4.79 4.82 37
14.87 24.03 486,476 5.21 3.93 33
(4.82) (11.68) 453,637 4.43 3.64 17
(12.48) (16.77) 508,829 2.13
(e)
4.33
(e)
14
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) Value rounded to zero.
(g) For the period December 15, 2021 (commencement of operations) through July 31, 2022.

Financial Highlights (continued)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
Borrowings TFP Shares Term Preferred VRTP Shares
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per $1,000
(b)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per $1,000
(c)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per $1,000
(c)
Aggregate
Amount
Outstanding
(000)
Asset
Coverage
Per
$100,000
(d)
Asset
Coverage
Per $1
Liquidation
Preference
(e)
JFR
1/31/26
(f)
$ 517,200 $ 4,202 $ 285,000 $ 2,709 $ — $ — $ — $ — $ 2.71
7/31/25 517,200 4,298 285,000 2,771 — — — — 2.77
7/31/24 477,200 4,204 285,000 2,632 — — — — 2.63
7/31/23 477,200 4,163 285,000 2,607 — — — — 2.61
7/31/22 233,400 3,718 100,000 2,603 — — — — 2.60
7/31/21 238,400 3,892 100,000 2,742 — — — — 2.74
JQC
1/31/26
(f)
211,600 5,501 140,000 3,311 — — — — 3.31
7/31/25 211,600 5,619 140,000 3,381 — — — — 3.38
7/31/24 211,600 5,447 140,000 3,278 — — — — 3.28
7/31/23 211,600 5,395 140,000 3,247 — — — — 3.25
7/31/22 246,000 4,931 140,000 3,143 — — — — 3.14
7/31/21 402,000 3,333 — — — — — — —
JPC
1/31/26
(f)
837,000 5,088 420,000 3,388 — — — — 3.39
7/31/25 649,000 5,677 420,000 3,447 — — — — 3.45
7/31/24 689,000 5,331 420,000 3,312 — — — — 3.31
7/31/23 219,600 5,249 150,000 3,119 — — — — 3.12
7/31/22 423,400 3,088 — — — — — — —
7/31/21 462,700 3,223 — — — — — — —
NPFD
1/31/26
(f)
161,314 4,562 85,000 2,988 — — — — 2.99
7/31/25 161,314 4,532 85,000 2,968 — — — — 2.97
7/31/24 174,314 4,278 85,000 2,876 — — — — 2.88
7/31/23 147,614 4,649 85,000 2,950 — — — — 2.95
7/31/22
(g)
188,600 3,698 — — — — — — —
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference, if applicable, as of the end of the relevant fiscal year.
(b) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s borrowings (excluding temporary borrowings) then outstanding  and multiplying the result by 1,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(c) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate of the involuntary liquidation preference of the outstanding preferred shares and multiplying the result by 1,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings (excluding temporary borrowings) of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(d) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate of the involuntary liquidation preference of the outstanding preferred shares and multiplying the result by 100,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings (excluding temporary borrowings) of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(e) Includes all borrowings and preferred shares presented for the Fund.
(f) Unaudited.
(g) For the period December 15, 2021 (commencement of operations) through July 31, 2022.

Notes to Financial Statements

(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Floating Rate Income Fund (JFR)
Nuveen Credit Strategies Income Fund (JQC)
Nuveen Preferred & Income Opportunities Fund (JPC)
Nuveen Variable Rate Preferred & Income Fund (NPFD)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. JFR, JQC, JPC and NPFD were each organized as Massachusetts business trusts on January 15, 2004, March 17, 2003, January 27, 2003 and June 1, 2021, respectively.
Current Fiscal Period
: The end of the reporting period for the Funds is January 31, 2026, and the period covered by these Notes to Financial
Statements is the six months ended January 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Funds. The Adviser is responsible for managing JPC’s investments in swap contracts.
JPC and JPI – Fund Reorganization:
Effective prior to opening of business on September 22, 2025 Nuveen Preferred & Income Securities Fund (JPI)
(the “Target Fund”) was reorganized into JPC (the “Acquiring Fund”) (the “Reorganization”). With respect to the Reorganization of the Target Fund with and into the Acquiring Fund, the separate legal existence of the Target Fund ceased for all purposes and the Acquiring Fund succeeded to all the assets and assumed all the liabilities of the Target Fund. Shares of the Target Fund were converted into newly issued shares of the Acquiring
Fund. Holders of common shares of the Target Fund received newly issued common shares of the Acquiring Fund, the aggregate NAV of which was equal to the aggregate NAV of the common shares of the Target Fund held immediately prior to the Reorganization (including for this purpose fractional Acquiring Fund shares to which shareholders were entitled). For accounting and performance reporting purposes, the Acquiring Fund is the survivor.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds' distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.

Notes to Financial Statements
(continued)
Foreign Currency Transactions and Translation:
To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.
Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i)
investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the current fiscal period, the percentage of investments in non-U.S. securities for JPC and NPFD are as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
JPC Value
% of Total
Investments
Country:
United Kingdom $ 573,767,410 12.1%
Canada 448,410,163 9.5
France 422,672,343 8.9
Spain 204,898,452 4.3
Switzerland 194,766,692 4.1
Netherlands 107,660,983 2.3
Mexico 53,838,927 1.2
Ireland 46,425,285 1.0
Germany 39,218,707 0.8
Australia 37,424,018 0.8
Other 80,356,211 1.6
Total non-U.S. Securities $2,209,439,191 46.6%
NPFD Value
% of Total
Investments
Country:
Canada $ 94,604,418 12.5%
United Kingdom 58,122,638 7.7
France 37,950,705 5.0
Switzerland 23,394,246 3.1
Spain 19,206,082 2.5
Netherlands 11,050,808 1.5
Mexico 7,031,581 0.9
Ireland 6,797,656 0.9
Germany 6,033,647 0.8
Finland 4,666,456 0.6
Other 8,133,674 1.0
Total non-U.S. Securities $276,991,911 36.5%

Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recorded on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Rehypothecation income is comprised of fees earned in connection with the rehypothecation of pledged collateral as further described later in these Notes to Financial Statements. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
JFR
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 2,959,322 $ – $ 2,959,322
Common Stocks 5,045,343 11,508,015 578,637 17,131,995
Corporate Bonds – 196,808,382 – 196,808,382
Exchange-Traded Funds 1,006,000 – – 1,006,000
Preferred Stock – 573,008 616,720 1,189,728
Variable Rate Senior Loan Interests – 1,941,479,926 5,414 1,941,485,340
Warrants – 647,263 30,604 677,867
Short-Term Investments:
Investment Companies 127,942,965 – – 127,942,965
Total $ 133,994,308 $ 2,153,975,916 $ 1,231,375 $ 2,289,201,599
JQC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 50,913,340 $ – $ 50,913,340
Common Stocks 4,361 6,474,179 1,568 6,480,108
Corporate Bonds – 221,550,573 – 221,550,573
Exchange-Traded Funds 1,006,000 – – 1,006,000
Variable Rate Senior Loan Interests – 994,434,657 3,498 994,438,155
Warrants – – 46 46
Short-Term Investments:
Investment Companies 82,579,358 – – 82,579,358
Total $ 83,589,719 $ 1,273,372,749 $ 5,112 $ 1,356,967,580

The Funds hold liabilities in preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to
Financial Statements.
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
JPC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,940 $ – $ – $ 2,940
Convertible Preferred Securities 22,032,442 – – 22,032,442
Corporate Bonds – 4,206,650,109 30,629,580 4,237,279,689
Preferred Stock 382,724,015 – – 382,724,015
U.S. Government and Agency Obligations – 74,378,120 – 74,378,120
Short-Term Investments:
Repurchase Agreements – 17,868,855 – 17,868,855
Investments in Derivatives:
Futures Contracts* (2,141,120) – – (2,141,120)
Interest Rate Swaps* – 926,493 – 926,493
Total $ 402,618,277 $ 4,299,823,577 $ 30,629,580 $ 4,733,071,434
NPFD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 670,915,512 $ 7,017,260 $ 677,932,772
Preferred Stock 62,416,423 – – 62,416,423
U.S. Government and Agency Obligations – 14,346,998 – 14,346,998
Short-Term Investments:
Repurchase Agreements – 3,552,188 – 3,552,188
Total $ 62,416,423 $ 688,814,698 $ 7,017,260 $ 758,248,381
* Represents net unrealized appreciation (depreciation).
JFR
Level 3
Common
Stocks
Variable Rate
Senior Loan
Interests Preferred Stocks Warrants
Balance at the beginning of period $595,629 $5,417 $- $25,830
Gains (losses):
Net realized gains (losses) 281,536 1,764 - -
Change in net unrealized appreciation (depreciation) (16,992) (17,624) 31,528 8,881
Purchases at cost - - 585,192 144,218
Sales at proceeds (281,536) (30,064) - -
Net discounts (premiums) - 45,921 - -
Transfers into - - - -
Transfers (out of) - - - -
Balance at the end of period $578,637 $5,414 616,720 $178,929
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end - $(17,624) $31,528 $8,881

Notes to Financial Statements
(continued)
JQC
Level 3
Common Stocks
Variable Rate
Senior Loan
Interests Warrants
Balance at the beginning of period $23,048 $3,498 $47
Gains (losses):
Net realized gains (losses) 355,916 - -
Change in net unrealized appreciation (depreciation) (21,480) - (1)
Purchases at cost - - -
Sales at proceeds (355,916) - -
Net discounts (premiums) - - -
Transfers into - - -
Transfers (out of) - - -
Balance at the end of period $1,568 $3,498 $46
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end - - (1)
JPC
Level 3
Corporate Bonds
Balance at the beginning of period $7,053,409
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) (5,925,971)
Purchases at cost 29,502,142
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $30,629,580
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(5,925,971)
NPFD
Level 3
Corporate Bonds
Balance at the beginning of period $2,425,083
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 4,592,177
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $7,017,260
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $4,592,177

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the current fiscal period, were as follows:
The significant unobservable inputs used in the fair value measurement of the reporting entity's corporate bonds are estimates of litigation proceeds reflected by way of broker-dealer price quotations or estimated recovery proceeds. Significant increases (decreases) in these estimates, estimates in expected recovery proceeds or changes in value from a recent acquisition cost, could have resulted in significantly higher (lower) fair value measurements of our level 3 investments.
4. Portfolio Securities
Unfunded Commitments:
Pursuant to the terms of certain of the variable rate senior loan agreements, JFR and JQC may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the current fiscal period, JFR and JQC’s outstanding unfunded senior loan commitments were as follows:
Participation Commitments:
With respect to the senior loans held in JFR and JQC’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Funds would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Funds not only assume the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the
Fund and the borrower. As of the end of the current fiscal period, the Funds had no such outstanding participation commitments.
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JFR Common Stocks $5,992 Expected Recovery Recovery Proceeds $8.00 N/A
572,645 Enterprise Value Acquisition Cost $1,000.00 N/A
Preferred Stock 616,720 Expected Recovery Recovery Proceeds $1,055.15 N/A
Variable Rate
Senior Loan
Interests
5,414 Broker-Dealer
Price Quotation(s)
Litigation Proceeds $0.55 N/A
Warrants 30,604 Expected Recovery Recovery Proceeds $0.25-$0.35 $0.33
Total $1,231,375
JQC Common Stocks $1,568 Expected Recovery Recovery Proceeds $8.00 N/A
Variable Rate
Senior Loan
Interests
3,498
Broker-Dealer Price Quotation(s)
Litigation Proceeds $0.55 N/A
Warrants 46 Expected Recovery Recovery Proceeds $0.01 N/A
Total $5,112
JPC Corporate Bonds $30,629,580 Indicative Trade Broker Quote $34.00 N/A
NPFD Corporate Bonds $7,017,260 Indicative Trade Broker Quote $34.00 N/A
Fund
Outstanding Unfunded Senior Loan
Commitments
JFR $ 4,217,544
JQC 1,905,534
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
JPC Fixed Income Clearing Corporation $ 17,868,855 $ (18,226,319)
NPFD Fixed Income Clearing Corporation 3,552,188 (3,623,444)

Notes to Financial Statements
(continued)
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, JPC used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Interest Rate Swap Contracts:
During the current fiscal period, JPC used interest rate swap contracts to partially hedge its interest cost of leverage.
Interest rate swap contracts involve the Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve the Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
JFR
$ 510,755,681 $ 586,396,586
JQC
283,641,052 321,989,074
JPC
483,546,031 388,202,966
NPFD
63,835,401 72,632,251
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
JPC $ 180,201,035
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts.
The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss on such transactions is limited to the net amount of interest payments that the Fund is to receive from the counterparty. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Interest rate swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation)
on interest rate swaps contracts on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on interest rate swaps contracts.
Changes in the value of the swap contracts during the fiscal period are recognized as net unrealized appreciation (depreciation) of swaps contracts on the Statement of Operations. The net amount of periodic payments settled in cash are recognized as net realized gain (loss) from swap contracts on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract.
The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the current fiscal period.
As of the end of the current fiscal period, the Funds have invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:
Fund
Average Notional Amount of Interest Rate
Swap Contracts Outstanding
*
JPC $ 138,000,000
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross Unrealized
Appreciation Interest
Rate Swaps***
Gross Unrealized
(Depreciation) Interest
Rate Swaps***
Net Unrealized Appreciation
(Depreciation) on Interest
Rate Swaps
Collateral
Pledged to (from)
Counterparty Net Exposure
JPC
Morgan Stanley Capital
Services LLC $ 926,493 $ -   $ 926,493 $ (1,057,178) $ (130,685)
***  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
JPC
Futures Contracts Interest rate - $ – Unrealized depreciation on futures contracts
*
$ (2,141,120)
Interest Rate Swaps Interest rate Unrealized appreciation on interest rate swaps contracts
926,493 - –
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statement of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
JPC
Futures contracts Interest rate $ 5,777,678 $ (4,413,567)
Swap contracts Interest rate 1,409,836 (1,463,509)

Notes to Financial Statements
(continued)
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares
JFR – Rights offering:
On January 8, 2025, the Board approved the terms of the issuance of transferable rights (“Rights”) to the holders of the Fund’s common shares (par value $0.01 per share) (“Common Shares”) as of January 21, 2025 (the “Record Date”).  Holders of Common Shares on the
Record Date (“Record Date Shareholders”) received one Right for each outstanding Common Share owned on the Record Date. The Rights entitled the holders to purchase one new Common Share for every 5 Rights held (1-for-5), for an aggregate of up to an additional 26,911,238 Common
Shares.
Holders of Rights were entitled to subscribe for additional Common Shares (the “Offer”) at a discount to the market price of the Common Shares, prior to 5:00 p.m., Eastern time, on February 19, 2025 (the “Expiration Date”). The subscription price per Common Share (the “Subscription Price”)
was $8.20 per Common Share, which was equal to 90% of the Fund’s net asset value per Common Share at the close of trading on the NYSE on the
Expiration Date. The gross proceeds of the Offer were approximately $220.7 million (including oversubscription requests and notices of guaranteed delivery).
The Offer was over-subscribed; however, the Fund did not exercise the secondary oversubscription privilege. The available primary over-subscription shares were allocated pro-rata among those fully exercising record date shareholders who over-subscribed based on the number of rights originally issued to them by the Fund. The Fund returned to those investors that submitted over-subscription requests the full amount of their excess payments.  The Common Shares subscribed for were issued on February 25, 2025, after completion of the pro-rata allocation of Common Shares in respect of the primary oversubscription privilege and receipt of all shareholder payments.
JQC – Rights Offering:
On March 19, 2025, the Board approved the terms of the issuance of transferable rights (“Rights”) to the holders of the
Fund’s common shares (par value $0.01 per share) (“Common Shares”) as of March 31, 2025 (the “Record Date”).  Holders of Common Shares on the
Record Date (“Record Date Shareholders”) received one Right for each outstanding Common Share owned on the Record Date. The Rights entitled the holders to purchase one new Common Share for every 5 Rights held (1-for-5), for an aggregate of up to an additional 12.2 million Common
Shares.
Holders of Rights were entitled to subscribe for additional Common Shares (the “Offer”) at a discount to the market price of the Common Shares, prior to 5:00 p.m., Eastern time, on April 29, 2025 (the “Expiration Date”). The subscription price per Common Share (the “Subscription Price”) was
$5.09 per Common Share, which was equal to 90% of the Fund’s net asset value per Common Share at the close of trading on the NYSE on the
Expiration Date. The gross proceeds of the Offer were approximately $62.1 million.
The Common Shares subscribed for were issued on May 5, 2025, after completion and receipt of all shareholder payments. The final Subscription
Price was lower than the original estimated Subscription Price.  Accordingly, any excess payments were returned to subscribing rights holders, in accordance with the prospectus supplement filed with the Securities and Exchange Commission on March 20, 2025.
Common Shares Equity Shelf Programs and Offering Costs:
JPC has filed a registration statement with the Securities and Exchange Commission
("SEC") authorizing the Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during a prior fiscal period.
Under this Shelf Offering, the Fund, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.

Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under the Fund’s Shelf Offering during the Fund’s current and prior fiscal period were as follows:
Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Funds to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
 Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Sorry e
Preferred Shares
Taxable Fund Preferred Shares:
JFR, JQC, JPC and NPFD have issued and have outstanding Taxable Fund Preferred (“TFP”) Shares, with a $1,000 liquidation preference per share. These TFP Shares were issued via private placement and are not publicly available.
The Fund is obligated to redeem its TFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. TFP Shares are initially issued in a pre-specified mode, however, TFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within TFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the TFP Share.
• Variable Rate Mode (“VRM”) – Dividends for TFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread" amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the TFP Shares.
The fair value of TFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread’ being demanded by investors on instruments having similar terms in the current market. During the current fiscal period, the Adviser determined that the fair value of the shares approximated their liquidation preference.
JPC
Unaudited
Six Months
Ended
1/31/26
Year Ended
7/31/25
Maximum aggregate offering Unlimited Unlimited
Common shares sold 7,903,716 6,853,100
Offering proceeds, net of offering costs $63,982,737 $54,493,622
JFR
Unaudited
Six Months
Ended
1/31/26
Year Ended
7/31/25
Common Shares:
Sold through rights offering — 26,911,238
Total — 26,911,238
JQC
Unaudited
Six Months
Ended
1/31/26
Year Ended
7/31/25
Common Shares:
Sold through rights offering — 12,207,389
Total — 12,207,389
JPC
Unaudited
Six Months
Ended
1/31/26
Year Ended
7/31/25
Common Shares:
Sold through shelf offering 7,903,716 6,853,100
Issued to shareholders due to reinvestment of distributions 274,425 156,693
Total 8,178,141 7,009,793
Weighted average common share:
Premium to NAV per shelf offering common share sold 0.83% 0.59%

Notes to Financial Statements
(continued)
• Variable Rate Demand Mode (“VRDM”) – Dividends for TFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the TFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which each Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Funds will pay a liquidity and remarketing fee on the aggregate principal amount of all TFP Shares while within VRDM. Payments made by the
Funds to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of
Operations.
For financial reporting purposes, the liquidation preference of TFP Shares is recorded as a liability and is recognized as a component of “TFP Shares, net” on the Statement of Assets and Liabilities. Dividends on the TFP shares are treated as interest payments for financial reporting purposes.
Unpaid dividends on TFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on TFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Subject to certain conditions, TFP Shares may be redeemed, in whole or in part, at any time at the option of the Funds. Additionally, TFP Shares in VRM mode are subject to a 60-Day Evergreen tenor. Each Fund may also be required to redeem certain TFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Cost incurred by each Fund in connection with its offerings of TFP Shares, which were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “TFP Shares, Net” on the Statement of Assets and Liabilities and
“Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the current fiscal period, JFR, JQC, JPC, and NPFD had of $284,011,667, $139,364,423, $418,824,025 and $84,578,016
respectively, TFP Shares at liquidation preference, net of deferred offering costs. Further details of the Funds’ TFP Shares outstanding as of the end of the current fiscal period, were as follows:
The average liquidation preference of TFP Shares outstanding and the annualized dividend rate for the Funds during the current fiscal period were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Fund Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption
Date Mode
JFR A 170,000 $ 170,000,000 $ January 1, 2031 VRDM
B 115,000 115,000,000 December 1,2030 VRM
JQC A 140,000 $ 140,000,000 July 1, 2032 VRDM
JPC A 150,000 $ 150,000,000 August 1, 2037 VRDM
B 270,000 270,000,000 July 1, 2032 VRDM
NPFD A 85,000 $ 85,000,000 February 1, 2034 VRDM
JFR JQC JPC NPFD
Average liquidation preference of TFP Shares outstanding $285,000,000 $140,000,000 $420,000,000 $85,000,000
Average dividend rate 4.65% 4.22% 4.23% 4.27%

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees
: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
JFR
$ 2,321,672,657 $ 31,225,887 $ (63,696,945) $ (32,471,058)
JQC
1,371,447,771 21,784,153 (36,264,344) (14,480,191)
JPC
4,605,983,725 185,968,751 (58,881,042) 127,087,709
NPFD
755,083,723 22,512,039 (19,347,381) 3,164,658
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
JFR
$ — $ — $ (15,511,158) $ (402,335,504) $ — $ (13,682,231) $ (431,528,893)
JQC
— — (3,758,889) (331,757,973) — (7,982,101) (343,498,963)
JPC
— — 65,508,399 (440,291,959) — (21,970,650) (396,754,210)
NPFD
— — (14,718,133) (68,716,852) — (4,047,494) (87,482,479)
Fund Short-Term Long-Term Total
JFR
1
$ 43,059,963 $ 359,275,541 $ 402,335,504
JQC 47,573,508 284,184,465 331,757,973
JPC
1
66,744,870 373,547,089 440,291,959
NPFD 10,524,357 58,192,495 68,716,852
1
A portion of JFR's and JPC's capital loss carryforwards is subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Managed Assets* JFR JQC NPFD
For the first $500 million 0.6500% 0.6800% 0.7500%
For the next $500 million 0.6250 0.6550 0.7250
For the next $500 million 0.6000 0.6300 0.7000
For the next $500 million 0.5750 0.6050 0.6750
For managed assets over $2 billion 0.5500 0.5800 0.6500

Notes to Financial Statements
(continued)
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements.
The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the
Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds' rights under contracts. As of the end of the current fiscal period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’
financial statements.
10. Borrowings Arrangements and Reverse Repurchase Agreements
Borrowings:
Each Fund entered into a borrowing arrangement (“Borrowings”) as a means of leverage. As of the end of the current fiscal period, each Fund’s maximum commitment amount under these Borrowings is as follows:
Average Total Daily Managed Assets*
JPC
Fund-Level Fee
Rate
For the first $500 million 0.6800%
For the next $500 million 0.6550
For the next $500 million 0.6300
For the next $500 million 0.6050
For the next $750 million 0.5800
For the next $750 million 0.5550
For the next $1.5 billion 0.5300
For managed assets over $5 billion 0.5050
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
JFR
0.1558%
JQC
0.1558
JPC
0.1558
NPFD
0.1558

As of the end of the current fiscal period, each Fund’s outstanding balance on its Borrowings was as follows:
For JFR, interest is charged at a rate equal to 1-Month Term SOFR plus 0.95%. JFR accrues 0.15% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than the maximum commitment amount. Interest is charged on the Borrowings at a rate per annum equal to the daily SOFR plus 1.10% for JQC and the Fund accrues 1.10% per annum on any positive difference between 90% of the maximum commitment amount and the daily drawn amount.
For JPC, interest is charged on these Borrowings at OBFR (“Overnight Bank Funding Rate”) plus 0.85% per annum on the amounts borrowed. For
NPFD, interest is charged on these Borrowings at OBFR plus 0.75% per annum on the amounts borrowed and 0.25% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 25% of the maximum commitment amount.
During the current fiscal period, the average daily balance outstanding and average annual interest rate on each Fund’s Borrowings were as follows:
Other Borrowings Information for the Funds:
In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. The Funds’ borrowings outstanding are fully secured by eligible securities held in each Fund’s portfolio of investments.
(“Pledged Collateral”) Borrowings outstanding are recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense incurred on the borrowed amount and undrawn balance and amendment fees are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Rehypothecation:
JPC has entered into a Rehypothecation Side Letter (“Side Letter”) with its prime brokerage lender, allowing it to re-register the
Pledged Collateral in its own name or in a name other than the Funds’ to pledge, re-pledge, hypothecate, rehypothecate, sell, lend or otherwise transfer or use the Pledged Collateral (the “Hypothecated Securities”) with all rights of ownership as described in the Side Letter. Subject to certain conditions, the total value of the outstanding Hypothecated Securities shall not exceed the lesser of (i) 98% of the outstanding balance on the
Borrowings to which the Pledged Collateral relates and (ii) 33
1⁄3
% of the Funds’ total assets. The Funds may designate any Pledged Collateral as ineligible for rehypothecation. The Funds may also recall Hypothecated Securities on demand.
The Funds also have the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such
Pledged Collateral against the current Borrowings under the Side Letter in the event that the prime brokerage lender fails to timely return the
Pledged Collateral and in certain other circumstances. In such circumstances, however, the Funds may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Funds’ income generating potential may decrease. Even if a Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favourable prices.
The Funds will receive a fee in connection with the Hypothecated Securities (“Rehypothecation Fees”) in addition to any principal, interest, dividends and other distributions paid on the Hypothecated Securities.
Fund
Maximum
Commitment
Amount
JFR
$ 660,000,000
JQC
250,000,000
JPC
850,000,000
NPFD
190,000,000
Fund
Outstanding
Balance on
Borrowings
JFR $ 517,200,000
JQC 211,600,000
JPC 837,000,000
NPFD 161,314,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
JFR
184 $ 517,200,000 5.18%
JQC
184 211,600,000 5.18
JPC
184 777,532,609 5.18
NPFD
184 161,314,000 5.18

Notes to Financial Statements
(continued)
As of the end of the reporting period, the Fund had $668,614,861 in Hypothecated Securities. During the current fiscal period, the Fund earned
Rehypothecation Fees of $154,356, which is recognized as "Rehypothecation income" on the Statement of Operations.
Reverse Repurchase Agreements:
During the current fiscal period, certain funds utilized reverse repurchase agreements as a means of leverage.
Each Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of "Interest expense" on the Statement of Operations.
In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.
As of the end of the current fiscal period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:
During the current fiscal period, the average daily balance outstanding and average annual interest rate on the Funds’ reverse repurchase agreements were as follows:
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.
11. Inter-Fund Borrowing and Lending
Inter-Fund Lending Program:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-
end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund
Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than
10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would
Fund Counterparty Rate
Principal
Amount Maturity Value
Value and Accrued
Interest
JQC Societe Generale SA 4.51% $ (142,000,000) 4/01/28 $ (142,000,000) $ (142,553,090)
JPC BNP Paribas SA 4.43% (360,000,000) 12/31/49 (360,000,000) (361,374,600)
JPC Royal Bank of Canada 4.64% (150,853,000) 2/03/26 (150,853,000) (152,602,895)
Total $(510,853,000) $(510,853,000) $(513,977,495)
NPFD Royal Bank of Canada 4.35% (27,592,000) 3/05/26 (27,592,000) (27,787,566)
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
JQC 184 $ (142,000,000) 4.95%
JPC 184 (499,266,043) 4.85
NPFD 184 (27,592,000) 4.82
Fund Counterparty
Reverse
Repurchase
Agreements***
Collateral
Pledged to
Counterparty
JQC Societe Generale SA $ (142,553,090) $ (205,081,146)
JPC BNP Paribas SA (361,374,600) (839,184,997)
JPC Royal Bank of Canada (152,602,895) (192,383,526)
Total $ (513,977,495) $ (1,031,568,523)
NPFD Royal Bank of Canada (27,787,566) (37,794,842)
*** Represents gross value and accrued interest for the counterparty as reported in the preceding table.

cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current fiscal period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
12. Fund Reorganization
The Reorganization as previously described in these Notes to Financial Statements was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund’s shareholders recognized no gain or loss for federal income tax purposes as a result. Prior to the closing of the Reorganization, the Target Fund distributed all of its net investment income and capital gains, if any.
Such a distribution may be taxable to the Target Fund’s shareholders for federal income tax purposes.
Investments:
The cost, fair value and net unrealized appreciation (depreciation) of the investments (including investments in derivatives) of the
Target Fund as of the date of the Reorganization, were as follows:
For financial reporting purposes, assets received and shares issued by the Acquiring Fund was recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Common Shares:
The common shares outstanding, net assets applicable to common shares and NAV per common share outstanding immediately before and after the Reorganization were as follows:
Pro Forma Results of Operations:
The beginning of JPI’s current fiscal period was August 1, 2025. Assuming the Reorganization had been completed on August 1, 2025, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the Fund’s current fiscal period, are as follows:
JPI
Cost of investments $448,658,890
Fair value of investments 438,658,268
Net unrealized appreciation (depreciation) of investments (10,000,622)
Target Fund - Prior to Reorganization JPI
Common shares outstanding 14,124,969
Net assets applicable to common shares $287,101,572
NAV per common share outstanding $20.33
Acquiring Fund - Prior to Reorganization JPC
Common shares outstanding 330,292,472
Net assets applicable to common shares $2,686,045,734
NAV per common share outstanding $8.13
Acquiring Fund - After Reorganization JPC
Common shares outstanding 365,596,297
Net assets applicable to common shares $2,973,147,306
NAV per common share outstanding $8.13

Notes to Financial Statements
(continued)
13. Subsequent Events
JFR – Borrowing Arrangement:
During March 2026, the Fund amended its Borrowings, at which time the maximum commitment was reduced to
$610,000,000, all other terms remained unchanged.
JPC – Borrowing Arrangement:
During March 2026, the Fund amended its Borrowings, at which time the maximum commitment was increased to
$950,000,000, all other terms remained unchanged.
Acquiring Fund - Pro Forma Results from Operations JPC
Net investment income (loss) $92,208,082
Net realized and unrealized gains (losses) 16,206,879
Change in net assets resulting from operations 71,141,663

Additional Fund Information
(U
naudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Active Shelf Offering Statement of Additional Information (SAI) for JPC
The SAI for the active shelf offerings
for JPC contains additional information about the Fund’s Board of Trustees. You may obtain a copy of the fund’s SAI without charge, upon request, by calling Nuveen at (312) 917-7700, by writing to the Fund, or on Nuveen’s website at
www.nuveen.com. You may also obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
JFR JQC JPC NPFD
Common shares repurchased 0 0 0 0

Glossary of Terms Used in this Report
(U
naudited)
19(a) Notice:
Section 19(a) of the Investment Company Act of 1940 requires that the payment of any distribution which is made from a source other than the fund’s net income be accompanied by a written notice that discloses the estimated sources of such payment.
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Collateralized Loan Obligation (CLO):
A security backed by a pool of debt, often low rated corporate loans. Collateralized loan obligations (CLOs) are similar to collateralized mortgage obligations, except for the different type of underlying loan.
Contingent Capital Securities (CoCos):
CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCo investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCoswill occur. Additionally, the trading behavior of a given issuer’s CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund.
Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities.
Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below)
and the leverage effects of certain derivative investments in the fund’s portfolio.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-0126P 5190024
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Not applicable to this filing.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Credit Strategies Income Fund

Date: April 2, 2026	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 2, 2026	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer (principal executive officer)

Date: April 2, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)